UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-42180
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 51	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05311
Amendment No. 76	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-2

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2019

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2019 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® FPVUL
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-2
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial consultants and advisors, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the policy owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify policy owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.

Policy’s where the policy owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Policy owners may elect to receive all future shareholder reports in paper free of charge. To do so, policy owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the policy.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
•	Dimensional - DFA VA Global Moderate Allocation Portfolio
•	Dimensional - VIT Inflation-Protected Securities Portfolio
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
•	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
•	Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series I Shares
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
•	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II

•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Henderson VIT Balanced Portfolio: Service Shares
•	Janus Henderson VIT Enterprise Portfolio: Institutional Shares
•	Janus Henderson VIT Forty Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Janus Henderson VIT Overseas Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
•	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
•	Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Unconstrained Emerging Markets Bond Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
The following fixed investment option is also available under the policy.
❍	Fixed Account

Table of Contents (continued)

For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of the policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the greater of the Total Specified Amount or the applicable percentage of Cash Value. The amount of the Death Benefit Proceeds will ordinarily not change for several years to reflect Investment Experience and may not change at all. If Investment Experience is favorable, the amount of the Death Benefit Proceeds may increase.
Death Benefit Option 2: The Death Benefit will be the greater of the Total Specified Amount plus the Cash Value as of the date of death or the applicable percentage of Cash Value, and will vary directly with Investment Experience.
Benefit Payout
Policy Proceeds will be paid out in a lump sum.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.

Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-2 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right To Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Accidental Death Benefit Rider
•	Base Insured Term Rider
•	Change of Insured Rider
•	Children's Insurance Rider
•	Guaranteed Minimum Death Benefit Rider
•	Spouse Life Insurance Rider
•	Waiver of Monthly Deductions Rider
•	For additional information, see Policy Riders and Rider Charges.
In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your registered representative at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.

The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Load[1]	Upon making a Premium payment	Maximum $25 from each $1,000 of Premium	Current $25 from each $1,000 of Premium

Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Premium Taxes[1]	Upon making a Premium payment	$35 per $1,000 of Premium
Surrender Charges2 † Representative – An age 35 male; non-tobacco preferred; Base Policy Specified Amount and Total Specified Amount of $250,000; Death Benefit Option 1	Upon surrender or policy Lapse	Minimum $357	Maximum $19,298	Representative $1,704
From the Policy's available Cash Value
Illustration Charge[3]	Upon requesting an illustration	Maximum $25	Current $0
Partial Surrender Fee	Upon a partial surrender	Maximum the lesser of $25 or 2% of the surrendered amount	Current $0
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Sales Load and the Premium Taxes charge (collectively "Premium Load") represent the maximums that may be charged in any policy year, see Premium Load. Currently, the sales load is reduced to $5 per $1,000 of Premium payment on any portion of the annual Premium in excess of the break point Premium, as shown on the Policy Data Page.
[2]	The charge calculations shown assume an aggregate first year Premium in excess of the surrender target premium. The surrender target premium is an assumed Premium payment amount used in calculating the surrender charge. The surrender charge is based on the lesser of the surrender target premium and the Premiums paid in the first year from the Policy Date. The surrender target premium varies by: the Insured's sex; age (when the policy was issued); underwriting class and the Base Policy Specified Amount (and any increases). The maximum Surrender Charge calculation assumes: a female age 18; non-tobacco; Base Policy Specified Amount and Total Specified Amount $500,000; Death Benefit Option 1; and a full surrender occurring in the first year from the Policy Date. The minimum charge calculation assumes: a male age 75 or older; tobacco; Base Policy Specified Amount and Total Specified Amount $500,000; Death Benefit Option 1; and a full surrender occurring in the first year from the Policy Date.
[3]	The policy owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted From Cash Values
Cost Of Insurance Charge† Representative - An age 35 male; non-tobacco preferred; Bae Policy Specified Amount and Total Specified Amount of $250,000; Death Benefit Option 1	Monthly	Minimum $.05	Maximum $83.33	Representative $0.11
Per $1,000 of Net Amount At Risk - From the Policy's available Cash Value
Flat Extra Charge[1]	Monthly	Maximum $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed

Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted From Cash Values
Mortality And Expense Risk Charge[2]	Daily based on annualized rate	Maximum $8.00 per $1,000 of Cash Value allocated to Sub-Accounts
Proportionately from the Sub-Accounts
Administrative Charge[3]	Monthly	Maximum $25	Current $12.50
From the Policy's available Cash Value
Increase Charge[4]	Monthly	Maximum $0.17 per $1,000 of Base Policy Specified Amount increase
From the Policy's available Cash Value
Policy Loan Interest[5]	Annually	Current and Maximum: $60 per $1,000 of outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance.
[2]	After the ninth policy year, the Mortality and Expense Risk Charge continues to be $8.00 per $1,000 of variable Cash Value on the first $25,000 of Cash Value, but only $5.00 per $1,000 on additional variable Cash Value. For policies issued in New York, the charge is reduced regardless of the Cash Value.
[3]	After the first policy year the monthly maximum Administrative Charge is $7.50, and the current amount deducted on a monthly basis is $5.
[4]	The increase charge will be deducted upon a request to increase the Base Policy Specified Amount and on a monthly basis for 12 months after the increase.
[5]	Interest is charged on the amount of an outstanding loan, but interest is also credited on amounts in the policy loan account, see Policy Loans. During years two through 14 from the Policy Date, the current interest crediting rate is 5.1%. Thereafter, the current interest crediting rate is 6.0% per annum for all loans (guaranteed minimum of 4.0%).
The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.
Periodic Charges For Riders
Charge	When Optional Charge Is Deducted	Amount Deducted From Cash Value
Accidental Death Benefit Rider† Representative - An age 35 male; non-tobacco preferred; Accidental Death Benefit of $100,000	Monthly	Minimum $0.05	Maximum $0.75	Representative $0.06
Per $1,000 of Accidental Death Benefit - From the Policy's available Cash Value

Periodic Charges For Riders
Charge	When Optional Charge Is Deducted	Amount Deducted From Cash Value
Base Insured Term Rider† Representative - An age 35 male; non-tobacco preferred; Base Policy Specified Amount $250,000; and Additional Death Benefit $250,000	Monthly	Minimum $0.02	Maximum $83.33	Representative $0.03
Per $1,000 of additional protection - From the Policy's available Cash Value
Children's Insurance Rider	Monthly	Maximum $0.43 Per $1,000 of Children’s Insurance Rider Specified Amount
From the Policy's available Cash Value
Guaranteed Minimum Death Benefit Rider[1]	Monthly	Maximum $0.01 Per $1,000 of Guaranteed Minimum Death Benefit Rider Specified Amount
From the Policy's available Cash Value
Spouse Life Insurance Rider† Representative Spouse - An age 35 female; non-tobacco; Spouse Life Insurance Rider Specified Amount $100,000	Monthly	Minimum $0.10	Maximum $10.23	Representative $0.15
Per $1,000 of Spouse Life Insurance Rider Specified Amount - From the Policy's available Cash Value
Waiver of Monthly Deductions Rider† Representative - An age 35 male; non-tobacco preferred; Total Specified Amount $250,000; and Death Benefit Option 1	Monthly	Minimum $85	Maximum $855	Representative $85
Per $1,000 of Deduction Waiver Benefit - From the Policy's available Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The charge for this Rider is not assessed during the first three policy years.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.12%	2.93%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.

Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 4%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.

Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b) and then subtracting (c) where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period; and
(c)	is a factor representing the daily mortality and expense risk charge.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.

Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some investment advisors/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy advisors will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the Fixed Account may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the value allocated to the Sub-Accounts (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
To determine the adjusted Death Benefit, the Net Amount At Risk at the time of the Insured's death is multiplied by the ratio of the monthly cost of insurance applied at the true age in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death. This adjusted amount will be added to reflect the true age to the Cash Value of the policy at the Insured's death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.

Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares. If no named beneficiary survives the Insured, the Proceeds will be paid to the policy owner or the policy owner's estate.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
To Purchase
The policy is available for Insureds between the ages of 0 and 80. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Coverage
Nationwide will issue the policy only if the underwriting process has been completed, the application is approved, and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after the minimum initial Premium is paid. Monthly charges are deducted from the policy’s Cash Value beginning on the Policy Date.
Coverage Effective Date
Insurance coverage will begin and be In Force on the Policy Date shown on the Policy Data Page. For a change in the Base Policy Specified Amount and/or Rider Specified Amount, the effective date will be on the next monthly anniversary from the Policy Date after Nationwide approves the request. It will end upon the Insured's death, once the Proceeds are paid or when the policy matures. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.

Right To Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
To Change Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 80 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An additional Surrender Charge schedule will also apply whenever the Base Policy Specified Amount is increased. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may cause an increase to the amount of subsequent Premium payments needed to keep the policy from Lapsing, see Lapse.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.

Premium Payments
The policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist, see Unfavorable Investment Experience. Upon request, we will furnish Premium receipts.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Initial Premium
The amount of initial Premium will depend on the initial Total Specified Amount of insurance, the death benefit option, and any Riders elected. Generally, the higher the required initial Total Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Option 2 provides for a potentially greater Death Benefit than Death Benefit Option 1, Death Benefit Option 2 may require a higher amount of initial Premium. Also, the age, health, and activities of the Insured will affect Nationwide’s determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium required.
Whether Nationwide will issue full insurance coverage depends on the Insured meeting all underwriting requirements, payment of the initial Premium, and delivery of the policy while the Insured is alive. Nationwide will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of the underwriting process, more or less Premium may be necessary to issue the policy. If Nationwide does not issue the policy, the Premium payment will be returned within two business days.
The policy owner may pay the initial Premium to the Service Center or to an authorized representative. The initial Premium payment must be at least $50, equal to the minimum monthly Premium. The initial Premium payment will not be applied to the policy until the underwriting process is complete. Allocation of initial Net Premium will be determined by the right to examine law of the state or territory where the policy is issued, see Right to Cancel (Examination Right).
Subsequent Premiums
The policy owner may make additional Premium payments at any time while the policy is In Force, subject to the following:
•	During the first three policy years, the total Premium payments, less any outstanding Indebtedness, less any partial surrender fee, must be greater than or equal to the minimum Premium requirement in order to guarantee that the policy will remain In Force.
•	After the first three policy years, each Premium payment must be at least equal to the minimum monthly Premium.
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance.
•	Nationwide may require that outstanding Indebtedness be repaid prior to accepting any additional Premium payments, see Lapse.
•	Nationwide will send scheduled Premium payment reminder notices to you according to the Premium payment method shown on the Policy Data Page. Subsequent Premium payments must be sent to the Service Center, see Contacting the Service Center.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.

Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Exchanging the Policy
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender this policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life without evidence of insurability. After the first 24 months of coverage, a policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
The new policy may be one of Nationwide’s available fixed benefit life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and issue age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. A policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a surrender charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
To Terminate (Surrender)
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Proceeds Upon Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Generally, if the policy has a Cash Surrender Value in excess of the Premiums paid, upon surrender the excess will be included in the policy owner’s income for federal tax purposes, see Taxes. The Cash Surrender Value will be reduced by outstanding Indebtedness, see Policy Loans.
To Assign
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;

•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center. Alternatively, policy owners may receive information faster and reduce the amount of mail received by signing up for the eDelivery program. Go to www.nationwide.com/login to change the document delivery preferences.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.

Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
The sales load portion of the Premium Load Charge is guaranteed not to exceed $25 per $1,000 of Premium and covers sales expenses. Currently, this charge is equal to $25 per $1,000 of Premium up to the break point Premium, and $5 per $1,000 of Premium in excess of the break point Premium. The break point Premium is shown in the Policy Data Page. Sales load is assessed each time a Premium payment is submitted.
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
The policy owner may request a partial surrender after the first year from the Policy Date while the policy is In Force. The charge for a partial surrender compensates Nationwide for the administrative costs in calculating and generating the surrender amount. The maximum fee is the lesser of $25 or 2% of the dollar amount of the partial surrender. However, currently, there is no charge for a partial surrender. The Cash Value available for a partial surrender is subject to any Indebtedness.
Surrender Charge
A surrender charge will apply if the policy is surrendered during the first nine years from the Policy Date, Lapsed, or a decrease in the Base Policy Specified Amount is requested. Surrender charges compensate Nationwide for policy underwriting and sales expenses. The charge will be deducted the policy’s Cash Value. The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in the Base Policy Specified Amount.
The following tables illustrate the maximum initial surrender charge per $1,000 of initial Base Policy Specified Amount for policies which are issued on a standard basis, see Appendix C: Illustrations of Surrender Charges.
Initial Base Policy Specified Amount $50,000-$99,999
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 7.776	$ 7.521	$ 8.369	$ 7.818
35	$ 8.817	$ 8.398	$ 9.811	$ 8.891
45	$12.191	$11.396	$13.887	$12.169
55	$15.636	$14.011	$18.415	$15.116
65	$22.295	$19.086	$26.577	$20.641
Initial Base Policy Specified Amount $100,000 or More
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 5.776	$ 5.521	$ 6.369	$ 5.818
35	$ 6.817	$ 6.398	$ 7.811	$ 6.891

Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
45	$ 9.691	$ 8.896	$11.387	$ 9.669
55	$13.136	$11.511	$15.915	$12.616
65	$21.295	$18.086	$25.577	$19.641
Special guaranteed maximum surrender charges apply in Pennsylvania, see Appendix C: Illustrations of Surrender Charges. Ask for an illustration or see the Policy Data Page for more information.
The surrender charge amount decreases over time and Nationwide will deduct the surrender charge based on the following schedule:
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount increase:	Surrender Charge as a Percentage of Initial Surrender Charge
0	100%
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9 and After	0%
There are two components to the surrender charge: the underwriting component and the sales component. The underwriting component is based upon the Insured’s age when the policy is issued and covers costs associated with underwriting. The sales expense component, which is based on and varies by the Insured’s sex, age when the policy is issued, and underwriting class, covers sales expenses including processing applications, conducting medical exams, determining insurability (and the Insured’s underwriting class), and establishing policy records. Additional information can be found in the Statement of Additional Information which can be requested, free of charge, by contacting the Service Center.
Nationwide will waive the surrender charge if the policy is surrendered in exchange for a plan of permanent fixed life insurance offered by Nationwide, subject to the following:
•	the exchange and waiver may be subject to new, satisfactory evidence of insurability and Nationwide’s underwriting approval; and
•	the Waiver of Monthly Deductions Rider has not been invoked.
Nationwide may impose a new surrender charge on the policy received in the exchange.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.

Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require larger or additional Premium payments in order to avoid Lapsing the Policy.
The rate class of an Insured may affect the cost of insurance rate. Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non medical basis, actual rates will be higher than the current cost of insurance rates being charged that are medically underwritten.
Mortality and Expense Risk Charge
The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
Though the maximum guaranteed mortality and expense risk charge is higher, currently, this charge is deducted on a daily basis according to the following schedule. During the first through ninth year from the Policy Date, the annualized charge is $8.00 per $1,000 of Cash Value. After the ninth year, this annualized charge is $8.00 per $1,000 on the first $25,000 of Cash Value and $5.00 per $1,000 of additional Cash Value.
Administrative Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $12.50 per month through the first year from the Policy Date, and $5 per month after the first year from the Policy Date. The maximum guaranteed charge is $25 per month through the first year from the Policy Date, and $7.50 per month after the first year from the Policy Date.
Increase Charge
The increase charge is deducted from the Cash Value when the policy owner requests an increase in the Base Policy Specified Amount. It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.
The increase charge is comprised of two components: underwriting and administration; and sales. The underwriting and administration component is equal to $1.50 per year per $1,000 of increase. The sales component is equal to $0.54 per year per $1,000 of increase. Together, the maximum charge totals $2.04 per year ($0.17 per month).

Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a registered representative about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the maximum (99% of first year premium and no more than 4% of any excess and renewal premium). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.

Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.

Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Accidental Death Benefit Rider
Subject to Nationwide’s underwriting approval, this Rider may be elected at any time. The Rider pays a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured's accidental death. The benefit continues until the Insured reaches Attained Age 70. The policy owner will be charged for this Rider: so long as the policy remains In Force and the Rider's term has not expired; the benefit has been paid, the policy matures or otherwise terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective on the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The charge for this benefit is deducted from the policy's Cash Value, therefore this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.
Accidental Death Benefit Rider Charge
The charge for this Rider compensates Nationwide for providing coverage in the event of the Insured's accidental death, meaning the Insured's death as a result of bodily injury caused by external, violent and accidental means from a cause other than a risk not assumed. The charge is the product of the Accidental Death Benefit Rider Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class and any Substandard Ratings.
Base Insured Term Rider
Subject to Nationwide’s underwriting approval, this Rider is available when the policy is In Force. The benefit is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured's death.
The benefit amount varies monthly and is based on the elected death benefit option. The policy owner may renew coverage annually until the Insured reaches Attained Age 95, when this Rider's term expires. Because the charge for this benefit is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Before deciding whether to purchase the Rider it is important to know that when this Rider is purchased, the compensation received by the registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy. As a result of this compensation reduction, the charges assessed for the cost of insurance under the Rider will be lower for a significant period of time. There are instances where the Rider may require lower Premium to maintain the total death benefit over the life of the policy or may require higher Premium when compared to not purchasing the Rider at all. When the Rider is purchased, the Maturity Date for coverage under the Rider may not be extended (resulting in a loss of coverage at maturity).
Base Insured Term Rider Charge
The charge for this Rider compensates Nationwide for providing term life insurance on the Insured. The charge is the product of the Rider Specified Amount and the additional protection cost of insurance rate. The additional protection cost of insurance rate is based on an expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by: the Insured's sex; Attained Age; underwriting class; any Substandard Ratings; and the Rider Specified Amount.
Change of Insured Rider
The Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the policy owner may change the Insured at any time after the Policy Date, subject to insurability and the requirements below. There is no charge to change the Insured; however, the policy charges after the change will be based on characteristics of the new Insured including the new Insured’s Attained Age, rate type and rate classification including any Substandard Ratings.

Change of Insured requirements:
(1)	The policy owner must submit a written application to change the Insured to the Service Center;
(2)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured;
(3)	The new Insured must have been at least 18 on the Policy Date;
(4)	The new Insured must satisfy Nationwide’s underwriting requirements and may be required to submit satisfactory evidence of insurability; and
(5)	The policy must be In Force and not be in a Grace Period when the request is made and at the time of the change (the "change date").
Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured requirements are met. The Policy Date will not change.
The Total Specified Amount of the policy will be as stated by the policy owner in the application for the change subject to the following:
(1)	the policy continues to qualify as life insurance under the Code, and
(2)	such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages.
If the new Insured commits suicide, while sane or insane, within two years of the change date, Nationwide will not pay the Death Benefit. Instead, an amount will be paid equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
After a change of Insured, Nationwide will not contest the policy after it has been In Force for two years from the change date.
Federal income tax consequences may result from a change in insured. For federal income tax purposes, the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.

Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
Guaranteed Minimum Death Benefit Rider
This Rider is only available at application and has no loan value or Cash Surrender Value. The purpose of this Rider is to keep the death benefit In Force and to prevent the policy from Lapsing. The benefit is a death benefit payable to the beneficiary, less any Indebtedness and any withdrawals.
Guaranteed Minimum Death Benefit Rider Charge
There is no charge for this Rider during the first three policy years. In the first month of the third Policy year, this charge will begin and after the third Policy year, this Rider ensures that the base policy will remain In Force even if the Cash Surrender Value is zero or less, as long as: 1) the Rider is In Force; 2) the Insured is alive; and 3) the annual Guaranteed Minimum Death Benefit Rider Minimum Premium requirement has been met. The annual Rider Minimum Premium is shown on the Policy Data Page and is based on the issue age, sex, Total Specified Amount, death benefit option and underwriting class of the Insured.
On each policy anniversary, Nationwide will determine if the Rider Minimum Premium requirement has been met. This requirement shall be met if the sum of all previous Premium payments under the policy, less any partial withdrawals and existing policy Indebtedness is greater than or equal to the sum of the annual Rider Minimum Premiums for the previous policy years. If this requirement is met, the policy is guaranteed to remain In Force during the next policy year, provided there are no new loans or partial withdrawals. If this requirement is not met, Nationwide will notify the policy owner of the Premium payments required in order to continue benefits under this Rider. A Grace Period of 61 days will be provided and if the required Premiums are not received during this Grace Period, the Rider will terminate without value. During this Grace Period, the Rider charge will still apply. During any policy year when benefits are being paid under the Waiver of Monthly Deduction Rider, the annual Rider Minimum Premium that policy year will be equal to zero.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or until the Rider is terminated by written request received in good order by the Service Center.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.

The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Waiver of Monthly Deductions Rider
Subject to Nationwide’s underwriting approval, this Rider can be elected at any time so long as the policy is In Force and it is before the Policy Date on or following the date the Insured reaches age 59.
Rider Benefit
The benefit associated with this Rider is a waiver of the policy's monthly deductions if the Insured becomes totally disabled, as defined in the Rider, for at least six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Disability During the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months within the first three years from the Policy Date, the benefit is a credit to the policy in an amount necessary to keep the policy In Force as opposed to a waiver of the monthly deductions. The Cash Value will increase by the amount in which the minimum monthly premium exceeds the monthly deductions, just as if the minimum monthly premium had been paid.
Disability Following the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months any time after the first three years from the Policy Date, the benefit is a waiver of the policy's monthly deductions. For example, if the policy owner becomes totally disabled for six consecutive months two years and eight months from the Policy Date, for the first four months, the benefit would be a credit equal to the amount necessary to keep the policy In Force. After that, the Rider's benefit becomes a waiver of the policy's monthly charges.
Following the third year from the Policy Date, the Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional premium payments to prevent Lapse. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The benefit duration depends on the Insured's age when total disability begins. Before age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age 65). Between ages 60 and 63, the benefit continues until the Insured turns age 65. From age 63, the benefit lasts only for two years.
Waiver of Monthly Deductions Rider Charge
The charge for this Rider compensates Nationwide for the risks assumed in crediting and/or waiving policy charges during the Insured's total disability. The charge is the product of the amount of periodic charges deducted from the policy on a monthly basis (excluding the cost for this Rider) and the deduction waiver cost rate. The deduction waiver cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The charge for this Rider is deducted proportionately from the Sub-Account and Fixed Account allocations; therefore, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later.

There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Fund Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next monthly anniversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and

(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;
(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.

Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value less any surrender charge, less interest due on the next policy anniversary. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 6.00% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;

•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the policy’s monthly deductions, see Unfavorable Investment Experience. Before any policy Lapse, there is a Grace Period during which the policy owner can take action to prevent the Lapse. Subject to certain conditions, the policy owner may reinstate a policy that has Lapsed.
Grace Period
The policy owner will receive notice when the Grace Period begins. The notice will state an amount of Premium required to avoid Lapse that is equal to four times the current monthly deductions. If this Premium amount is not paid within 61 days, the policy and all Riders will Lapse. The Grace Period will not alter the operation of the policy or the payment of Proceeds.
The policies will not Lapse during the first three policy years provided that on each monthly anniversary date 1) is greater than or equal to 2), where:
1)	is the sum of all Premiums paid to date minus any Indebtedness, minus any partial surrenders; and
2)	is the sum of monthly Premiums required since the Policy Date, including the monthly minimum Premium for the current monthly anniversary date.
If 1) is less than 2) and the Cash Surrender Value is less than zero, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to satisfy the minimum Premium requirement. If sufficient Premium is not paid by the end of the Grace Period, the policy will Lapse without value. In any event, the policy will not Lapse as long as there is a positive Cash Surrender Value.
Beginning with the fourth policy year, if the Cash Surrender Value on a monthly anniversary day is not sufficient to cover the current policy charges, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.
Reinstatement
The policy owner may request a reinstatement of a Lapsed policy by:

•	Submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date; and
•	Providing further satisfactory evidence of insurability that Nationwide may require; and
❍	Paying an amount of Premium equal to the minimum monthly Premiums missed since the beginning of the Grace Period, if the policy terminated in the first three policy years; or
❍	Paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period if the policy terminated in the fourth or later policy year; and
•	Paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and
•	Paying or reinstating any Indebtedness against the policy which existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any Riders, will be the monthly anniversary date on or next following the date the application for reinstatement is approved. If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of:
•	The Cash Value at the end of the Grace Period; or
•	The surrender charge for the year from the Policy Date in which the policy was reinstated.
Nationwide will add any Premiums or loan repayments made to reinstate the policy. The allocations to the Sub-Accounts in effect at the start of the Grace Period will be reinstated, unless the policy owner instructs otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
The policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after it has been In Force for one year from the Policy Date. Currently, there is no charge for partial surrenders. Partial surrenders are permitted if they satisfy the following requirements:
(1)	The minimum amount of any partial surrender is $500;
(2)	Partial surrenders may not reduce the Base Policy Specified Amount to less than $50,000;
(3)	After a partial surrender, the Cash Surrender Value is greater than $500 or an amount equal to three times the current monthly deduction if higher;
(4)	Maximum total partial surrenders in any policy year are limited to 10% of the total net Premium payments applied to the policy. Currently, this requirement is waived beginning in the 15th year if the Cash Surrender Value is $10,000 or more after the withdrawal; and
(5)	After the partial surrender, the policy continues to qualify as life insurance under Section 7702 of the Code.

Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
When a partial surrender is made, the Cash Value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the Base Policy Specified Amount is reduced by the amount of the partial surrender, unless the Death Benefit is based on the applicable percentage of Cash Value. In that case, a partial surrender will decrease the Base Policy Specified Amount proportionally based on the applicable percentage of Cash Value by the amount the partial surrender exceeds the difference between the Death Benefit and Base Policy Specified Amount.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the Fixed Account.
Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Periodic Withdrawals, Non-Periodic Withdrawals, and Loans. See Payment of Policy Proceeds for additional information.
Reduction of Base Policy Specified Amount on a Partial Surrender
Nationwide will reduce the Cash Value of the policy by the amount of any partial surrender in the same proportion as how Cash Value is allocated among the Sub-Accounts. Nationwide will only reduce the Cash Value attributable to the Fixed Account when allocations in the Sub-Accounts are insufficient to cover the amount of the partial surrender.
Nationwide may reduce the Base Policy Specified Amount to ensure that the Net Amount At Risk does not increase due to a partial surrender. Because the policy’s Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward will be based on a new Base Policy Specified Amount that will change the calculation of those charges. Depending on changes in variables such as the Cash Value, these charges may increase or decrease after the reduction in Base Policy Specified Amount.
Any reduction to the Base Policy Specified Amount will be made in the following order:
•	against the most recent increase in the Base Policy Specified Amount;
•	against the next most recent increases in the Base Policy Specified Amount in succession; and
•	against the Base Policy Specified Amount under the original application.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, if the Insured dies by suicide, or benefits were paid under a Rider that accelerated all or a portion of the Death Benefit.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.

Death Benefit Option 1: The Death Benefit will be the greater of the Total Specified Amount or the applicable percentage of Cash Value. The amount of the Death Benefit Proceeds will ordinarily not change for several years to reflect Investment Experience and may not change at all. If Investment Experience is favorable, the amount of the Death Benefit Proceeds may increase.
Death Benefit Option 2: The Death Benefit will be the greater of the Total Specified Amount plus the Cash Value as of the date of death or the applicable percentage of Cash Value, and will vary directly with Investment Experience.
In connection with both death benefit options, the term "applicable percentage" means:
(1)	250% when the Insured is Attained Age 40 or less at the beginning of a policy year; and
(2)	When the Insured is above Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table".
Applicable Percentage of Cash Value Table
Attained Age	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
Attained Age	Percentage of Cash Value
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
Attained Age	Percentage of Cash Value
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.

Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Proceeds Upon Maturity
If the policy is In Force on the Maturity Date we will pay the Proceeds to the Policy Owner.
Normally, the Proceeds will be paid within seven days after receipt of the policy owner’s written request for payment of Proceeds at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
Extending Coverage Beyond the Maturity Date
Nationwide may offer to extend coverage beyond the Maturity Date to coincide with the Insured's death, after which Nationwide will pay the Proceeds to the beneficiary. During this time, the policy owner will still be able to request partial surrenders. The extension of coverage beyond the Maturity Date will be for the policy Cash Value. If the policy owner elects to extend coverage beyond the Maturity Date, the policy will be endorsed so that:
(1)	no changes to the Base Policy Specified Amount will be allowed;
(2)	no additional Premium payments will be allowed;
(3)	100% of the Cash Value will be transferred to the fixed account;
(4)	your policy's Death Benefit will become the Cash Value, irrespective of your previous death benefit option choice;
(5)	no additional monthly periodic charges will be deducted; and
(6)	loan interest will continue to be charged on Indebtedness.
The primary purpose of the coverage extension is to continue the life insurance coverage and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken (see, Taxes; Surrender, Lapse, Maturity).
Assuming no Indebtedness on the Maturity Date and no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date coverage extension will equal or exceed the Proceeds at maturity. However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the proceeds at maturity.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code (see "The Death Benefit").
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on ten million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") enacted on December 22, 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions.

State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that limit: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy that takes into account the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductible. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 contract years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after recovery of all the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract. However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of nontaxable premium as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued that causes a reduction in the face amount of the death benefit may be fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequences and seek further information before requesting any changes in the terms of the policy.
In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the policy, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2018, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the policy would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period.
Section 6050Y, enacted by H.R. 1, the Tax Cuts and Jobs Act enacted on December 22, 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s basis in the life insurance policy is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s basis in the policy is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer of the policy is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, Section 6050Yprovides that the exceptions to the transfer for value rules are not available to the transfer of any interest in a life insurance policy that is a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable. A reportable policy sale is the direct or indirect acquisition of any interest in a life insurance policy where the buyer has no substantial family, business, or financial relationship with the insured apart from the buyer’s interest in the life insurance policy.

Section 6050Y also provides special tax reporting requirements surrounding the post issue sale of a life insurance policy or the transfer of a life insurance policy to a foreign person that occurs on or after January 1, 2018. Section 6050Y requires the buyer of a post issue life insurance policy in a reportable policy sale to report the amount of the sales proceeds to the IRS and the insurance company that issued the policy. Upon receipt of the report from the buyer or any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is then required to report the cost basis in the life insurance policy to the buyer and the IRS.
Upon later payment of the death benefit proceeds under a policy that was transferred in a reportable policy sale, the issuer of the life insurance policy is required to report the payment of the death benefit proceeds and an estimate of the buyer’s basis in the policy to the IRS and to the recipient of the death benefit proceeds.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under Section 101 of the Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the beneficiary’s gross income under Section 101 of the Code.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.

However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-2
Organization, Registration, and Operation
Nationwide VLI Separate Account-2 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.

Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-2 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-2.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.

Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-2 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the "Company"). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
Investment Advisor:	DWS Investment Management Americas, Inc.
Investment Objective:	The fund seeks to maximize income while maintaining prospects for capital appreciation.
Dimensional - DFA VA Global Moderate Allocation Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF
Dimensional - VIT Inflation-Protected Securities Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide inflation protection and earn current income consistent with inflation-protected securities.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Newton Investment Management (North America) Limited (Newton)
Investment Objective:	The fund seeks long-term capital appreciation.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.

Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks capital growth.
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Investment Objective:	To achieve high current income and moderate capital appreciation.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2015
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMRC and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Portfolio is only available in policies issued before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks capital growth.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.

Janus Henderson VIT Balanced Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson VIT Enterprise Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class
This Sub-Account is only available in policies issued before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental,social and governance (ESG) criteria.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
This Portfolio is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
This Sub-Account is only available in policies issued before May 12, 2017
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This Sub-Account is only available in policies issued before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Unconstrained Emerging Markets Bond Fund: Initial Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, or due and unpaid policy charges.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 100.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company, us, we, or our.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.

Rider Specified Amount – The portion of the Total Specified Amount attributable to the Base Insured Term Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide’s operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.

Appendix C: Illustrations of Surrender Charges
Example 1. A female non-tobacco user, age 45, purchases a policy with a Base Policy Specified Amount of $50,000 and a scheduled Premium of $750. She now wishes to surrender the policy during the first policy year. By using the "Initial Surrender Charge" table reproduced below (also see "Surrender Charges"), the total surrender charge per thousand, multiplied by the Base Policy Specified Amount expressed in thousands, equals the total surrender charge of $569.80 ($11.396 x 50=569.80).
Example 2. A male non-tobacco user, age 35, purchases a policy with a Base Policy Specified Amount and a Total Specified Amount of $100,000 and a scheduled Premium of $1,100. He now wants to surrender the policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above. (Surrender charge per 1,000=6.817 x 100 for a total of $681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02, which is the amount we deduct as a total surrender charge.
The following tables illustrate the maximum initial surrender charge per $1,000 of initial Base Policy Specified Amount for policies that are issued on a standard basis:
Initial Base Policy Specified Amount $50,000-$99,999
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 7.776	$ 7.521	$ 8.369	$ 7.818
35	$ 8.817	$ 8.398	$ 9.811	$ 8.891
45	$12.191	$11.396	$13.887	$12.169
55	$15.636	$14.011	$18.415	$15.116
65	$22.295	$19.086	$26.577	$20.641
Initial Base Policy Specified Amount $100,000 or More
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 5.776	$ 5.521	$ 6.369	$ 5.818
35	$ 6.817	$ 6.398	$ 7.811	$ 6.891
45	$ 9.691	$ 8.896	$11.387	$ 9.669
55	$13.136	$11.511	$15.915	$12.616
65	$21.295	$18.086	$25.577	$19.641
Reductions to Surrender Charges
Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
0	100%	5	60%
1	100%	6	50%
2	90%	7	40%
3	80%	8	30%
4	70%	9+	0%
The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact our Service Center for an illustration.
The current surrender charges are the same for all states. However, in Pennsylvania, the guaranteed maximum surrender charges are spread out over 14 years. The guaranteed maximum surrender charges in subsequent years in Pennsylvania are reduced in the following manner:
Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
0	100%	5	60%	10	20%
1	100%	6	50%	11	15%

Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
2	90%	7	40%	12	10%
3	80%	8	30%	13	5%
4	70%	9	25%	14+	0%
The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact our Service Center for an illustration.

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life Insurance Company
P.O. Box 182835
Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-05311
Securities Act of 1933 Registration File No. 033-42180

The Best of America® FPVUL
Nationwide VLI Separate Account-2
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI") contains additional information regarding Individual Flexible Premium Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2019 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2019.

General Information and History
Nationwide VLI Separate Account-2 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $226 billion as of December 31, 2018.
Nationwide VLI Separate Account-2
Nationwide VLI Separate Account-2 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on May 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the maximum (99% of first year premium and no more than 4% of any excess and renewal premium). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
No underwriting commissions were paid to NISC for each of this Variable Account’s last three fiscal years.
Services
Nationwide has responsibility for administration of the policies and the Variable Account. Nationwide also maintains the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.
Nationwide will maintain a record of all purchases and redemption of shares of the mutual funds.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 0.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
2

Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-2 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-2. The policy's cost of insurance depends upon the Insured's sex, issue age, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners' Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on Specified Amounts $100,000 or more are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). For policies issued in Texas on a standard basis ("Special Class–
Standard" in Texas), guaranteed cost of insurance rates for Specified Amounts less than $100,000 are based on 130% of the 1980 CSO. Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. As a component of base policy and Rider cost of insurance charges, we may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. We apply the same flat extra charge to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
The rate class of an insured may affect the cost of insurance rate. Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all Insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
3

•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Maximum Surrender Charge and Maximum Surrender Charge Calculation
The surrender charge equals the underwriting component and 26.5% of the sales expense component. The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies and varies by issue age in the following manner:
Per $1,000 of Initial Specified Amount
Issue Age	Specified Amounts less than $100,000	Specified Amounts $100,000 or more
0-35	$6.00	$4.00
36-55	$7.50	$5.00
56-80	$7.50	$6.50
The sales expense component will not exceed 26.5% of the lesser of the guideline level Premium required in the first year, or Premiums paid in the first policy year. The sales component is designed to reimburse us for expenses incurred in the distribution of the policies.
The maximum surrender charge under the policy is based on the following calculation.
Maximum Surrender Charge 26.50% multiplied by the lesser of (a) or (b),where:
(a)	=	the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year
Plus (c) multiplied by (d) where:
(c)	=	the Specified Amount divided by 1,000; and
(d)	=	the applicable rate from the "Administrative Target Factor" chart below.
The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no surrender charge will be recouped.
Surrender Target Factor
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
0	N/A	N/A	3.43	2.61
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
1	N/A	N/A	3.46	2.64
2	N/A	N/A	3.58	2.73
4

Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
45	18.04	14.99	24.55	17.96
46	19.02	15.74	25.86	18.83
47	20.06	16.55	27.26	19.75
48	21.16	17.39	28.74	20.72
49	22.34	18.29	30.31	21.75
50	23.64	19.29	32.02	22.87
51	24.98	20.30	33.79	24.02
52	26.41	21.38	35.67	25.23
53	27.93	22.52	37.66	26.50
54	29.56	23.73	39.76	27.85
55	31.29	25.02	41.99	29.27
56	33.14	26.40	44.34	30.79
57	35.11	27.87	46.83	32.40
58	37.22	29.44	49.48	34.13
59	39.49	31.14	52.30	35.98
60	42.01	33.07	55.42	38.09
61	44.61	35.05	58.63	40.26
62	47.40	37.18	62.04	42.59
63	50.38	39.47	65.65	45.08
64	53.58	41.92	69.47	47.74
65	56.99	44.55	73.51	50.56
66	60.65	47.37	77.78	53.58
67	64.57	50.41	82.30	56.81
68	68.78	53.71	87.12	60.31
69	73.33	57.30	92.26	64.13
70	78.52	61.49	98.10	68.57
71	83.82	65.79	103.99	73.14
72	89.50	70.49	110.27	78.11
73	95.58	75.59	116.89	83.47
74	102.05	81.11	123.85	89.23
75	108.92	87.06	131.11	95.38
76	116.22	93.48	138.65	101.95
77	123.91	100.35	146.41	108.92
78	132.14	107.81	154.56	116.44
79	141.00	115.96	163.19	124.59
80	150.61	124.91	172.42	133.51
81	160.93	134.65	182.18	143.16
82	172.06	145.31	192.54	153.68
83	183.91	156.85	203.37	165.03
84	196.41	169.27	214.56	177.14
85	209.46	182.58	226.02	189.97
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
3	N/A	N/A	3.72	2.83
4	N/A	N/A	3.86	2.93
5	N/A	N/A	4.01	3.04
6	N/A	N/A	4.18	3.16
7	N/A	N/A	4.35	3.28
8	N/A	N/A	4.54	3.42
9	N/A	N/A	4.75	3.56
10	N/A	N/A	4.96	3.70
11	N/A	N/A	5.19	3.86
12	N/A	N/A	5.42	4.03
13	N/A	N/A	5.67	4.20
14	N/A	N/A	5.92	4.38
15	N/A	N/A	6.17	4.57
16	N/A	N/A	6.14	4.76
17	N/A	N/A	6.66	4.96
18	5.21	4.36	6.91	5.17
19	5.40	4.54	7.17	5.39
20	5.63	4.76	7.47	5.65
21	5.84	4.96	7.76	5.90
22	6.07	5.17	8.06	6.15
23	6.31	5.39	8.38	6.42
24	6.56	5.62	8.73	6.70
25	6.84	5.86	9.11	7.00
26	7.13	6.12	9.51	7.32
27	7.45	6.39	9.94	7.65
28	7.78	6.68	10.41	8.01
29	8.14	6.99	10.90	8.38
30	8.56	7.34	11.46	8.81
31	8.96	7.68	12.03	9.22
32	9.39	8.04	12.62	9.66
33	9.85	8.42	13.26	10.12
34	10.34	8.82	13.93	10.61
35	10.85	9.24	14.65	11.13
36	11.39	9.69	15.41	11.67
37	11.97	10.16	16.21	12.24
38	12.58	10.66	17.06	12.85
39	13.23	11.18	17.96	13.48
40	13.95	11.77	18.94	14.17
41	14.67	12.35	19.95	14.86
42	15.44	12.95	21.00	15.58
43	16.26	13.60	22.12	16.34
44	17.12	14.27	23.30	17.13
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals
5

and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
Attained Age of Insured	Percentage of Cash Value
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
Attained Age of Insured	Percentage of Cash Value
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
6

Attained Age of Insured	Percentage of Cash Value
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
Attained Age of Insured	Percentage of Cash Value
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
Attained Age of Insured	Percentage of Cash Value
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%
7

Cash Value Accumulation Test
The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages. These premiums vary with the ages, sexes, and risk classifications of the Insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.
Policy Year	Percentage of Cash Value
1	221%
2	215%
3	209%
4	203%
5	197%
6	192%
7	187%
8	182%
9	177%
10	172%
11	168%
12	164%
13	160%
14	157%
15	153%
Policy Year	Percentage of Cash Value
16	150%
17	147%
18	144%
19	141%
20	138%
21	136%
22	133%
23	131%
24	129%
25	127%
26	125%
27	124%
28	122%
29	120%
30	119%
Policy Year	Percentage of Cash Value
31	118%
32	117%
33	115%
34	114%
35	113%
36	112%
37	111%
38	110%
39	109%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%
8

NATIONWIDE

VLI SEPARATE

ACCOUNT-2

Annual Report

to

Contract Owners

December 31, 2018

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-2:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-2 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

March 22, 2019

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two year period then ended.

DREYFUS CORPORATION

Dreyfus IP – Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)

Dreyfus VIF – Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF – Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Dreyfus VIF – Growth and Income Portfolio: Initial Shares (DGI)

INVESCO INVESTMENTS

IVCO – IVCO VI American Franchise Fund: Series I Shares (ACEG)

IVCO – IVCO VI Value Opportunities Fund: Series I Shares (AVBVI)

IVCO – IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

IVCO – IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)

IVCO VIF – IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

NORTHERN LIGHTS

NL VT – TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

NL VT – TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

AB FUNDS

AB VPS Fund Inc – AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AB VPS Fund Inc – AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AB VPS Fund Inc – AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

AC VP Inc – AC VP Balanced Fund: Class I (ACVB)

AC VP Inc – AC VP CAF: Class I (ACVCA)

AC VP Inc – AC VP Income & Growth Fund: Class I (ACVIG)

AC VP II Inc – AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc – AC VP Intnl Fund: Class I (ACVI)

AC VP Inc – AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc – AC VP Ultra(R) Fund: Class I (ACVU1)

Appendix

BLACKROCK FUNDS

BR VSF Inc – BR Global Allocation VI Fund: Class II (MLVGA2)

DELAWARE FUNDS BY MACQUARIE

DE VIPT – DE VIP Small Cap Value Series: SC (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

Dimensional – VIT Inflation-Protected Securities Portfolio (DFVIPS)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Deutsche DWS VS II – DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED INVESTORS

Fed IS – Fed Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

FID VIPs Fund – VIP Equity-Income Portfolio: Initial Class (FEIP)

FID VIPs Fund – VIP High Income Portfolio: Initial Class (FHIP)

FID VIPs Fund – VIP Asset Manager Portfolio: Initial Class (FAMP)

FID VIPs Fund – VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund – FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund – FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund – FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund – VIP Growth Portfolio: Initial Class (FGP)

FID VIPs Fund – VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund – VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund – VIP Overseas Portfolio: Initial Class (FOP)

FID VIPs Fund – VIP Overseas Portfolio: SC (FOS)

FID VIPs Fund – VIP Value Strategies Portfolio: SC (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT – FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT – FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)

FKL TMPLT VIPT – FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)

Appendix

FKL TMPLT VIPT – TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT – TMPLT Foreign VIP Fund: Class 1 (TIF)

FKL TMPLT VIPT – TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT – TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT – FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

LAITSeries Fund Inc – Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II – MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) VIT – MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) VIT – MFS Value Series: Initial Class (MVFIC)

MORGAN STANLEY

MS VIF Inc – Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc – EM Debt Portfolio: Class I (MSEM)

MS VIF Inc – US Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NW VIT – NVIT ID Managed Growth Fund: Class I (IDPG)

NW VIT – NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)

NW VIT – NVIT Bond Index Fund: Class I (NVBX)

NW VIT – NVIT Intnl Index Fund: Class I (NVIX)

NW VIT – AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT – AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT – AF NVIT Bond Fund: Class II (GVABD2)

NW VIT – AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT – AF NVIT Growth Fund: Class II (GVAGR2)

Appendix

NW VIT – AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT – Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT – NVIT EM Fund: Class I (GEM)

NW VIT – NVIT Intnl Equity Fund: Class I (GIG)

NW VIT – NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT – NB NVIT Socially Responsible Fund: Class I (NVNSR1)

NW VIT – NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)

NW VIT – NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)

NW VIT – NVIT Cardinal(SM) CAF: Class I (NVCCA1)

NW VIT – NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)

NW VIT – NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)

NW VIT – NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)

NW VIT – NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)

NW VIT – NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT – NVIT Core Plus Bond Fund: Class I (NVLCP1)

NW VIT – NVIT NW Fund: Class I (TRF)

NW VIT – NVIT Gov Bond Fund: Class I (GBF)

NW VIT – NVIT Intnl Index Fund: Class II (GVIX2)

NW VIT – NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT – NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT – NVIT ID CAF: Class II (NVDCA2)

NW VIT – NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT – NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT – NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT – NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT – NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT – NVIT Gov MM Fund: Class I (SAM)

NW VIT – NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT – NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT – NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT – NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

Appendix

NW VIT – NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT – NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT – NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT – NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT – NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT – NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT – NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT – NVIT Dynamic US Growth Fund: Class I (NVOLG1)(1)

NW VIT – TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT – BR NVIT Equity Dividend Fund: Class I (EIF)(1)

NW VIT – NVIT Real Estate Fund: Class I (NVRE1)

NW VIT – NVIT DFA CAF: Class P (NVLCAP)

NW VIT – NVIT DFA Moderate Fund: Class P (NVLMP)

NW VIT – NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT – NVIT S&P 500 Index Fund: Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT – SD Bond Portfolio: I Class Shares (AMTB)

NB AMT – Guardian Portfolio: I Class Shares (AMGP)

NB AMT – Intnl Equity Portfolio: S Class Shares (AMINS)

NB AMT – Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT – Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT – Large Cap Value Portfolio: Class I (AMTP)

NB AMT – Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)

NB AMT – Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF – Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)

OVAF – Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)

OVAF – Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF – Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)

OVAF – Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF – Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF – Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)

OVAF – Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Appendix

PIMCO FUNDS

PIMCO VIT – All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO VIT – CommodityRealReturn(R) SP: Administrative Class (PMVRSA)

PIMCO VIT – IB Portfolio (unhedged): Administrative Class (PMVFBA)(1)

PIMCO VIT – Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO VIT – Total Return Portfolio: Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT – GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

PUTNAM INVESTMENTS

Putnam VT – Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam VT – Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

GUGGENHEIM INVESTMENTS

GGH Variable Fund – Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T RP Equity Series Inc – T RP Health Sciences Portfolio: II (TRHS2)

T RP Fixed Income Series Inc – T RP Limited Term Bond Portfolio: II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT – Unconstrained EM Bond Fund: Initial Class (VWBF)

VanEck VIPT – EM Fund: Initial Class (VWEM)

VanEck VIPT – Global Hard Assets Fund: Initial Class (VWHA)

IVY INVESTMENTS

Ivy VIP – Asset Strategy: Class II (WRASP)

Ivy VIP – High Income: Class II (WRHIP)

Ivy VIP – Mid Cap Growth: Class II (WRMCG)

Appendix

WELLS FARGO FUNDS

WF VT – VT Discovery Fund: Class 2 (SVDF)

WF VT – VT Opportunity Fund: Class 2 (SVOF)

WF VT – VT Small Cap Growth Fund: Class 2 (WFVSCG)

NORTHERN LIGHTS

NL VT – TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from June 12, 2017 (inception) to December 31, 2017.

BLACKROCK FUNDS

BR VSF Inc – BR High Yield VI Fund: Class I (BRVHYI)(1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 17, 2018 (inception) to December 31, 2018.

DIMENSIONAL FUND ADVISORS INC.

Dimensional – DFA VA Global Moderate Allocation Portfolio (DFVGMI)

Statement of operations for the period from January 1, 2018 to August 17, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation) and the year ended December 31, 2017.

FEDERATED INVESTORS

Fed IS – Fed Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS

Fed IS – Fed Managed Volatility Fund II: Primary Shares (FVU2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 24, 2017 (inception) to December 31, 2017.

FIDELITY INVESTMENTS

FID VIPs Fund – VIP Real Estate Portfolio: SC (FRESS)

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from July 10, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS

FID VIPs – EM Portfolio – SC (FEMS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 9, 2017 (inception) to December 31, 2017.

JANUS HENDERSON INVESTORS

Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from July 24, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP

NW VIT – DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 12, 2017 (inception) to December 31, 2017.

PUTNAM INVESTMENTS

Putnam VT – Putnam VT Equity Income Fund: Class IB (PVEIB)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to May 12, 2017 (liquidation).

PUTNAM INVESTMENTS

Putnam VT – Putnam VT Growth & Income Fund: Class IB (PVGIB)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Assets*,**,***:
Investments at fair value:
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
159,177 shares (cost $2,985,730)	$2,733,064
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
836,436 shares (cost $27,582,772)	40,968,626
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)
211,810 shares (cost $6,941,774)	6,508,910
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
104,086 shares (cost $4,301,441)	3,730,438
Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
6,270 shares (cost $331,447)	258,343
Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)
49,300 shares (cost $1,291,739)	1,381,885
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)
3,370 shares (cost $236,541)	192,596
IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI)
530 shares (cost $3,696)	2,915
IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
182 shares (cost $2,488)	1,991
IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)
50,769 shares (cost $279,639)	242,170
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
31,304 shares (cost $342,803)	296,450
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
917 shares (cost $10,667)	9,802
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
204 shares (cost $2,216)	2,171
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
1 shares (cost $12)	12
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
12,883 shares (cost $386,482)	357,876
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
10 shares (cost $133)	118
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
49,755 shares (cost $959,922)	842,356
AC VP Inc - AC VP Balanced Fund: Class I (ACVB)
703,098 shares (cost $5,215,750)	4,984,962
AC VP Inc - AC VP CAF: Class I (ACVCA)
89,625 shares (cost $1,326,397)	1,269,983
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
157,529 shares (cost $1,466,811)	1,420,910
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
102,692 shares (cost $1,081,643)	989,953
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)
35,992 shares (cost $373,677)	343,361
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
111,848 shares (cost $2,246,135)	2,047,931
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)
43,607 shares (cost $745,974)	758,761
BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)
8,643 shares (cost $62,443)	58,771
BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)
116,075 shares (cost $1,871,644)	1,757,370
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
9,004 shares (cost $357,827)	293,359

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)
2,168 shares (cost $27,500)	25,165
Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)
22,924 shares (cost $229,352)	220,990
Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)
5,419 shares (cost $137,163)	115,577
Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2)
5,324 shares (cost $56,151)	51,113
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
95,842 shares (cost $1,071,416)	1,020,715
FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
1,614,400 shares (cost $33,248,834)	32,885,328
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)
1,411,365 shares (cost $7,755,884)	7,014,485
FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)
798 shares (cost $14,835)	13,252
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
681,955 shares (cost $10,014,768)	9,329,139
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
69,958 shares (cost $1,391,533)	1,029,085
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
31,314 shares (cost $376,914)	385,167
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
85,632 shares (cost $1,028,342)	1,073,824
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
87,547 shares (cost $1,055,982)	1,133,735
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)
990,051 shares (cost $43,247,022)	62,492,022
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
166,566 shares (cost $2,122,148)	2,032,105
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
183,649 shares (cost $6,076,322)	5,491,100
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)
199,736 shares (cost $3,554,373)	3,820,945
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)
171,887 shares (cost $3,452,004)	3,274,446
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
48,077 shares (cost $672,666)	533,175
FID VIPs - EM Portfolio - SC (FEMS)
12,505 shares (cost $139,203)	124,673
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
84,061 shares (cost $1,325,568)	1,239,059
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)
149,661 shares (cost $3,993,558)	3,853,758
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)
147,096 shares (cost $2,798,840)	2,227,032
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
72,278 shares (cost $608,528)	617,254
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 1 (TIF)
3,877 shares (cost $50,823)	50,446
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
82,029 shares (cost $1,229,789)	1,045,052
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
118,371 shares (cost $2,095,828)	1,992,180
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
30,957 shares (cost $221,645)	195,647
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
72,774 shares (cost $2,456,697)	2,590,030

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)
3,407 shares (cost $254,221)	228,304
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
120,114 shares (cost $4,137,210)	3,981,770
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
315,944 shares (cost $3,382,464)	3,535,414
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
80,334 shares (cost $2,358,847)	2,059,766
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
9,609 shares (cost $159,396)	153,358
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)
9,461 shares (cost $173,124)	166,515
MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)
10,974 shares (cost $216,623)	191,601
MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)
172,373 shares (cost $3,309,956)	2,982,058
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
30,777 shares (cost $326,381)	327,163
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
82,443 shares (cost $648,004)	584,523
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)
41,617 shares (cost $804,424)	812,360
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
213 shares (cost $2,099)	2,067
NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)
61 shares (cost $759)	637
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)
1 shares (cost $12)	12
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
30,849 shares (cost $330,333)	311,265
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)
33,747 shares (cost $328,796)	293,260
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
425,618 shares (cost $6,890,552)	5,979,936
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
129,818 shares (cost $3,170,647)	3,065,003
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
39,997 shares (cost $454,790)	442,764
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
61,460 shares (cost $1,844,979)	1,667,399
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
27,034 shares (cost $2,015,927)	2,131,382
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
13,381 shares (cost $732,085)	667,701
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
129,676 shares (cost $864,863)	779,352
NW VIT - NVIT EM Fund: Class I (GEM)
112,226 shares (cost $1,313,362)	1,258,055
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
335,975 shares (cost $3,561,947)	3,299,275
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
1,279,115 shares (cost $12,253,433)	12,867,898
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)
9,871 shares (cost $141,203)	117,166
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
31,529 shares (cost $325,927)	276,827
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
39,658 shares (cost $421,341)	392,617

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)
62,568 shares (cost $711,715)	590,017
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
8,454 shares (cost $84,966)	81,248
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
106,077 shares (cost $1,162,856)	1,015,152
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
79,694 shares (cost $799,117)	653,489
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
24,729 shares (cost $272,177)	240,369
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
62,450 shares (cost $681,781)	650,107
NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)
11,748 shares (cost $134,116)	127,116
NW VIT - NVIT NW Fund: Class I (TRF)
2,633,806 shares (cost $27,952,205)	49,778,931
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
467,505 shares (cost $5,345,799)	4,894,777
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)
23,285 shares (cost $224,127)	202,348
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
360,000 shares (cost $4,293,274)	4,035,598
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
43,845 shares (cost $681,471)	630,936
NW VIT - NVIT ID CAF: Class II (NVDCA2)
7,730 shares (cost $136,467)	123,908
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
26,521 shares (cost $265,029)	251,952
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
272,338 shares (cost $3,230,521)	3,012,054
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
413,259 shares (cost $4,754,521)	4,785,534
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
92,404 shares (cost $1,047,451)	936,980
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
241,615 shares (cost $5,710,015)	5,008,687
NW VIT - NVIT Gov MM Fund: Class I (SAM)
15,828,009 shares (cost $15,828,009)	15,828,009
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
338,800 shares (cost $3,957,115)	3,096,628
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
43,539 shares (cost $457,967)	396,643
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
185,952 shares (cost $2,334,180)	2,114,274
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
140,021 shares (cost $1,455,853)	1,195,777
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2,736,415 shares (cost $29,339,366)	26,132,759
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2,305,385 shares (cost $24,244,062)	18,650,563
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
105,022 shares (cost $1,932,010)	1,675,097
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
343,202 shares (cost $4,828,324)	3,637,937
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
903,748 shares (cost $17,091,292)	13,854,458
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
133,052 shares (cost $1,230,767)	1,169,525

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
11,773 shares (cost $121,612)	118,791
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
3,518,197 shares (cost $63,405,540)	61,814,716
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
28,828 shares (cost $370,427)	300,675
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
40,371 shares (cost $664,390)	668,537
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
1,046,285 shares (cost $7,534,459)	6,371,877
NW VIT - NVIT DFA CAF: Class P (NVLCAP)
14,994 shares (cost $178,583)	163,131
NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)
21,353 shares (cost $269,285)	236,167
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
21,798 shares (cost $293,210)	229,531
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)
196,856 shares (cost $3,134,672)	3,135,917
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
146,444 shares (cost $1,556,204)	1,523,019
NB AMT - Guardian Portfolio: I Class Shares (AMGP)
6,002 shares (cost $101,437)	80,610
NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)
1,722 shares (cost $18,340)	19,460
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
59,662 shares (cost $1,431,335)	1,437,268
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
4,207 shares (cost $95,339)	93,224
NB AMT - Large Cap Value Portfolio: Class I (AMTP)
204,338 shares (cost $2,603,979)	2,979,253
NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)
799 shares (cost $12,387)	14,348
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
29,051 shares (cost $576,556)	659,455
OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)
322,161 shares (cost $4,551,103)	4,648,790
OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)
376,400 shares (cost $2,754,640)	2,819,240
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
492,670 shares (cost $19,507,459)	18,721,476
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)
100,771 shares (cost $248,876)	204,564
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
41,621 shares (cost $1,198,612)	1,115,866
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
45,902 shares (cost $1,032,131)	934,566
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)
16,587 shares (cost $1,296,915)	1,138,719
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
38,510 shares (cost $192,375)	179,455
PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)
20,116 shares (cost $211,690)	199,753
PIMCO VIT - CommodityReaLR eturn(R) SP: Administrative Class (PMVRSA)
3,095 shares (cost $21,923)	18,633
PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)
19,947 shares (cost $212,131)	191,094
PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)
110,167 shares (cost $1,151,938)	1,110,487

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)
63,189 shares (cost $691,162)	662,222
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
3,344 shares (cost $41,285)	38,926
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
13,051 shares (cost $333,627)	301,737
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
95,937 shares (cost $893,590)	918,114
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
17,141 shares (cost $229,750)	208,608
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
2,253 shares (cost $55,149)	53,112
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
117,012 shares (cost $4,432,781)	4,519,019
T RP Fixed Income Series Inc - T RP Limited Term Bond Portfolio: II (TRLT2)
2,007 shares (cost $9,533)	9,553
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)
84,960 shares (cost $757,321)	659,289
VanEck VIPT - EM Fund: Initial Class (VWEM)
239,538 shares (cost $3,052,812)	2,857,689
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
142,835 shares (cost $3,581,208)	2,431,053
Ivy VIP - Asset Strategy: Class II (WRASP)
142,095 shares (cost $1,430,294)	1,178,223
Ivy VIP - High Income: Class II (WRHIP)
308,242 shares (cost $1,096,689)	1,028,172
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
42,186 shares (cost $535,332)	467,049
WF VT - VT Discovery Fund: Class 2 (SVDF)
20,682 shares (cost $613,012)	540,637
WF VT - VT Opportunity Fund: Class 2 (SVOF)
48,530 shares (cost $1,066,577)	1,108,918
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
54,706 shares (cost $653,610)	513,688

Total Investments***	$559,302,535

Other Accounts Receivable	11,054
Accounts Receivable - Dreyfus Stock Index Fund Inc: Initial Shares (DSIF) (total assets - $40,984,804; total contract owners’ equity - $40,984,804)	16,178
Accounts Receivable - IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI) (total assets - $2,923; total contract owners’ equity - $2,923)	8
Accounts Receivable - IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI) (total assets - $1,992; total contract owners’ equity - $1,992)	1
Accounts Receivable - NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3) (total assets - $9,806; total contract owners’ equity - $9,806)	4
Accounts Receivable - NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3) (total assets - $2,176; total contract owners’ equity - $2,176)	5
Accounts Receivable - AC VP Inc - AC VP CAF: Class I (ACVCA) (total assets - $1,282,005; total contract owners’ equity - $1,282,005)	12,022
Accounts Receivable - AC VP Inc - AC VP Intnl Fund: Class I (ACVI) (total assets - $359,511; total contract owners’ equity - $359,511)	16,150
Accounts Receivable - BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI) (total assets - $59,027; total contract owners’ equity - $59,027)	256
Accounts Receivable - FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP) (total assets - $32,915,190; total contract owners’ equity - $32,915,190)	29,862
Accounts Receivable - FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP) (total assets - $7,020,295; total contract owners’ equity - $7,020,295)	5,810

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Accounts Receivable - FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP) (total assets - $9,333,955; total contract owners’ equity - $9,333,955)	4,816
Accounts Receivable - FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP) (total assets - $62,516,565; total contract owners’ equity - $62,516,565)	24,543
Accounts Receivable - FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP) (total assets - $3,824,361; total contract owners’ equity - $3,824,361)	3,416
Accounts Receivable - MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE) (total assets - $812,929; total contract owners’ equity - $812,929)	569
Accounts Receivable - NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB) (total assets - $2,070; total contract owners’ equity - $2,070)	3
Accounts Receivable - NW VIT - NVIT Gov Bond Fund: Class I (GBF) (total assets - $4,897,706; total contract owners’ equity - $4,897,706)	2,929
Accounts Receivable - NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF) (total assets - $13,906,347; total contract owners’ equity - $13,906,347)	51,889
Accounts Receivable - NB AMT - SD Bond Portfolio: I Class Shares (AMTB) (total assets - $1,524,946; total contract owners’ equity - $1,524,946)	1,927
Accounts Receivable - NB AMT - Guardian Portfolio: I Class Shares (AMGP) (total assets - $80,666; total contract owners’ equity - $80,666)	56
Accounts Receivable - NB AMT - Large Cap Value Portfolio: Class I (AMTP) (total assets - $2,982,622; total contract owners’ equity - $2,982,622)	3,369
Accounts Receivable - OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS) (total assets - $4,653,232; total contract owners’ equity - $4,653,232)	4,442
Accounts Receivable - OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB) (total assets - $2,824,062; total contract owners’ equity - $2,824,062)	4,822
Accounts Receivable - OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS) (total assets - $18,752,400; total contract owners’ equity - $18,752,400)	30,924
Accounts Receivable - VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA) (total assets - $2,439,121; total contract owners’ equity - $2,439,121)	8,068
Accounts Receivable - WF VT - VT Opportunity Fund: Class 2 (SVOF) (total assets - $1,123,712; total contract owners’ equity - $1,123,712)	14,794
Accounts Payable - NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3) (total assets - $12; total contract owners’ equity - $11)	(1)
Accounts Payable - AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA) (total assets - $118; total contract owners’ equity - $112)	(6)
Accounts Payable - NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG) (total assets - $637; total contract owners’ equity - $633)	(4)
Accounts Payable - NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI) (total assets - $12; total contract owners’ equity - $11)	(1)
Accounts Payable - NW VIT - NVIT Gov MM Fund: Class I (SAM) (total assets - $15,828,009; total contract owners’ equity - $15,747,369)	(80,640)

$559,469,800

Contract Owners’ Equity***:
Accumulation units	559,469,800

Total Contract Owners’ Equity (note 8)	$559,469,800

See accompanying notes to financial statements.

*

For all subaccounts not included herein but listed as an investment option in note 1(b), total assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2018.

**

Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where policyholders were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

***	Total balances for the separate account are unaudited.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	(Unaudited) Total	DVSCS	DSIF	DSRG	DCAP	DSC	DGI	ACEG
Reinvested dividends	$7,316,908	20,736	764,914	125,583	52,852	-	12,494	-
Mortality and expense risk charges (notes 2 and 3)	(3,299,256)	(15,327)	(227,985)	(39,720)	(19,340)	(1,724)	(7,544)	(740)

Net investment income (loss)	4,017,652	5,409	536,929	85,863	33,512	(1,724)	4,950	(740)

Realized gain (loss) on investments	16,188,551	67,181	2,860,965	206,197	(1,771)	30,419	69,660	(12,319)
Change in unrealized gain (loss) on investments	(103,947,805)	(586,828)	(6,508,964)	(1,946,963)	(853,179)	(142,825)	(284,308)	(42,579)

Net gain (loss) on investments	(87,759,254)	(519,647)	(3,647,999)	(1,740,766)	(854,950)	(112,406)	(214,648)	(54,898)

Reinvested capital gains	48,583,121	138,677	1,056,734	1,328,328	532,417	51,501	142,021	15,421

Net increase (decrease) in contract owners’ equity resulting from operations	$(35,158,481)	(375,561)	(2,054,336)	(326,575)	(289,021)	(62,629)	(67,677)	(40,217)

Investment Activity:	AVBVI	AVMCCI	IVKMG1	IVBRA1	NOTB3	NOTG3	ALVGIA	ALVDAA
Reinvested dividends	$12	12	-	4,760	169	32	3,503	2
Mortality and expense risk charges (notes 2 and 3)	-	(90)	(1,335)	(1,097)	(54)	(11)	(1,859)	-

Net investment income (loss)	12	(78)	(1,335)	3,663	115	21	1,644	2

Realized gain (loss) on investments	3	1,016	324	(1,191)	5	12	17,845	-
Change in unrealized gain (loss) on investments	(1,078)	(1,633)	(43,964)	(48,713)	(1,370)	(361)	(83,412)	(17)

Net gain (loss) on investments	(1,075)	(617)	(43,640)	(49,904)	(1,365)	(349)	(65,567)	(17)

Reinvested capital gains	370	325	29,760	27,330	546	119	39,517	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(693)	(370)	(15,215)	(18,911)	(704)	(209)	(24,406)	(15)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	ALVSVA	ACVB	ACVCA	ACVIG	ACVIP2	ACVI	ACVMV1	ACVU1
Reinvested dividends	$4,902	77,958	-	31,405	31,196	5,288	32,281	2,125
Mortality and expense risk charges (notes 2 and 3)	(4,974)	(36,736)	(11,101)	(7,525)	(4,786)	(1,112)	(11,389)	(8,238)

Net investment income (loss)	(72)	41,222	(11,101)	23,880	26,410	4,176	20,892	(6,113)

Realized gain (loss) on investments	(7,906)	60,199	20,446	23,042	(53,430)	17,893	77,288	9,943
Change in unrealized gain (loss) on investments	(228,769)	(362,711)	(95,381)	(279,862)	(8,520)	(110,652)	(542,817)	(88,233)

Net gain (loss) on investments	(236,675)	(302,512)	(74,935)	(256,820)	(61,950)	(92,759)	(465,529)	(78,290)

Reinvested capital gains	81,781	38,189	8,849	124,619	-	27,345	140,819	81,891

Net increase (decrease) in contract owners’ equity resulting from operations	$(154,966)	(223,101)	(77,187)	(108,321)	(35,540)	(61,238)	(303,818)	(2,512)

Investment Activity:	BRVHYI	MLVGA2	DWVSVS	DFVGMI	DFVIPS	DSGIBA	FVCA2P	FVU2
Reinvested dividends	$3,354	15,782	2,157	459	4,623	8,023	4,334	-
Mortality and expense risk charges (notes 2 and 3)	(318)	(11,594)	(1,868)	(59)	(1,081)	(779)	(162)	(101)

Net investment income (loss)	3,036	4,188	289	400	3,542	7,244	4,172	(101)

Realized gain (loss) on investments	(983)	(38,934)	18,836	(6)	(80)	(10,571)	(22,776)	168
Change in unrealized gain (loss) on investments	(3,617)	(217,178)	(102,418)	(2,335)	(7,460)	(29,251)	18,055	(5,038)

Net gain (loss) on investments	(4,600)	(256,112)	(83,582)	(2,341)	(7,540)	(39,822)	(4,721)	(4,870)

Reinvested capital gains	-	75,527	25,799	65	-	19,426	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,564)	(176,397)	(57,494)	(1,876)	(3,998)	(13,152)	(549)	(4,971)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FQB	FEIP	FHIP	FRESS	FAMP	FNRS2	FF10S	FF20S
Reinvested dividends	$35,579	831,596	417,924	348	171,845	9,505	6,280	16,594
Mortality and expense risk charges (notes 2 and 3)	(6,213)	(201,327)	(40,556)	(49)	(59,297)	(6,949)	(2,141)	(6,872)

Net investment income (loss)	29,366	630,269	377,368	299	112,548	2,556	4,139	9,722

Realized gain (loss) on investments	(12,398)	(268,847)	(87,971)	(315)	36,819	(94,987)	5,759	103,101
Change in unrealized gain (loss) on investments	(31,203)	(5,319,630)	(569,301)	(1,647)	(1,085,101)	(253,664)	(40,242)	(229,841)

Net gain (loss) on investments	(43,601)	(5,588,477)	(657,272)	(1,962)	(1,048,282)	(348,651)	(34,483)	(126,740)

Reinvested capital gains	-	1,764,491	-	306	345,026	1,391	11,543	45,412

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,235)	(3,193,717)	(279,904)	(1,357)	(590,708)	(344,704)	(18,801)	(71,606)

Investment Activity:	FF30S	FGP	FIGBS	FMCS	FOP	FOS	FVSS	FEMS
Reinvested dividends	$15,984	171,623	49,322	37,337	69,573	56,391	6,937	931
Mortality and expense risk charges (notes 2 and 3)	(7,050)	(388,077)	(8,975)	(34,044)	(23,263)	(20,918)	(3,919)	(201)

Net investment income (loss)	8,934	(216,454)	40,347	3,293	46,310	35,473	3,018	730

Realized gain (loss) on investments	51,829	3,601,997	(12,779)	91,076	34,181	32,773	(57,356)	(78)
Change in unrealized gain (loss) on investments	(197,545)	(13,280,916)	(62,741)	(1,654,080)	(789,220)	(669,591)	(131,511)	(14,530)

Net gain (loss) on investments	(145,716)	(9,678,919)	(75,520)	(1,563,004)	(755,039)	(636,818)	(188,867)	(14,608)

Reinvested capital gains	33,918	9,821,673	12,732	593,824	-	-	36,997	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(102,864)	(73,700)	(22,441)	(965,887)	(708,729)	(601,345)	(148,852)	(13,878)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FTVIS2	FTVRDI	FTVSVI	FTVDM2	TIF	TIF2	FTVGI2	FTVFA2
Reinvested dividends	$68,648	60,877	30,069	6,662	1,732	33,692	-	7,350
Mortality and expense risk charges (notes 2 and 3)	(7,027)	(19,922)	(13,305)	(4,046)	(282)	(5,894)	(9,489)	(1,272)

Net investment income (loss)	61,621	40,955	16,764	2,616	1,450	27,798	(9,489)	6,078

Realized gain (loss) on investments	(15,548)	58,114	20,463	(717)	1,537	(28,124)	(28,020)	(4,802)
Change in unrealized gain (loss) on investments	(107,982)	(553,946)	(769,840)	(130,583)	(12,533)	(208,835)	67,391	(28,173)

Net gain (loss) on investments	(123,530)	(495,832)	(749,377)	(131,300)	(10,996)	(236,959)	39,371	(32,975)

Reinvested capital gains	-	245,907	393,743	-	-	-	-	5,756

Net increase (decrease) in contract owners’ equity resulting from operations	$(61,909)	(208,970)	(338,870)	(128,684)	(9,546)	(209,161)	29,882	(21,141)

Investment Activity:	JABS	JAEI	JACAS	JAGTS	JAIGS	LOVTRC	MV2IGI	MNDIC
Reinvested dividends	$26,624	557	57,548	45,484	49,792	37,791	1,026	-
Mortality and expense risk charges (notes 2 and 3)	(6,935)	(1,446)	(22,269)	(19,987)	(17,838)	(6,006)	(1,065)	(1,280)

Net investment income (loss)	19,689	(889)	35,279	25,497	31,954	31,785	(39)	(1,280)

Realized gain (loss) on investments	38,823	33,052	6,072	477,900	(172,965)	(72,595)	20,781	(33,572)
Change in unrealized gain (loss) on investments	(97,323)	(36,568)	(612,451)	(637,978)	(263,249)	22,134	(27,866)	(43,382)

Net gain (loss) on investments	(58,500)	(3,516)	(606,379)	(160,078)	(436,214)	(50,461)	(7,085)	(76,954)

Reinvested capital gains	38,559	9,195	618,290	137,318	-	-	10,434	38,788

Net increase (decrease) in contract owners’ equity resulting from operations	$(252)	4,790	47,190	2,737	(404,260)	(18,676)	3,310	(39,446)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	MVFIC	MSVFI	MSEM	MSVRE	DTRTFB	IDPG	NCPGI	NVBX
Reinvested dividends	$51,508	8,151	34,470	24,294	56	14	-	8,243
Mortality and expense risk charges (notes 2 and 3)	(15,636)	(1,411)	(3,141)	(4,624)	(5)	(3)	-	(1,575)

Net investment income (loss)	35,872	6,740	31,329	19,670	51	11	-	6,668

Realized gain (loss) on investments	44,233	805	(9,832)	27,431	-	(12)	-	(1,725)
Change in unrealized gain (loss) on investments	(661,954)	(11,112)	(71,123)	(121,624)	(33)	(123)	(1)	(8,049)

Net gain (loss) on investments	(617,721)	(10,307)	(80,955)	(94,193)	(33)	(135)	(1)	(9,774)

Reinvested capital gains	224,245	-	-	-	-	42	-	167

Net increase (decrease) in contract owners’ equity resulting from operations	$(357,604)	(3,567)	(49,626)	(74,523)	18	(82)	(1)	(2,939)

Investment Activity:	NVIX	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$8,757	96,533	38,230	11,155	4,450	7,191	8,106	49,306
Mortality and expense risk charges (notes 2 and 3)	(1,350)	(34,962)	(16,089)	(2,505)	(9,801)	(11,568)	(4,088)	(3,874)

Net investment income (loss)	7,407	61,571	22,141	8,650	(5,351)	(4,377)	4,018	45,432

Realized gain (loss) on investments	1,295	92,319	67,071	(111)	(1,853)	205,593	(12,435)	(20,487)
Change in unrealized gain (loss) on investments	(55,207)	(1,256,891)	(437,685)	(18,338)	(289,613)	(440,901)	(74,830)	(53,765)

Net gain (loss) on investments	(53,912)	(1,164,572)	(370,614)	(18,449)	(291,466)	(235,308)	(87,265)	(74,252)

Reinvested capital gains	-	454,899	169,714	1,783	104,201	227,972	64,769	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(46,505)	(648,102)	(178,759)	(8,016)	(192,616)	(11,713)	(18,478)	(28,820)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	GEM	GIG	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1
Reinvested dividends	$10,253	77,421	78,562	855	6,118	9,761	13,951	1,928
Mortality and expense risk charges (notes 2 and 3)	(8,149)	(18,400)	(73,445)	(677)	(1,776)	(2,192)	(3,461)	(255)

Net investment income (loss)	2,104	59,021	5,117	178	4,342	7,569	10,490	1,673

Realized gain (loss) on investments	75,532	31,213	464,652	(469)	(852)	1,144	(4,031)	(123)
Change in unrealized gain (loss) on investments	(382,032)	(684,856)	(2,658,905)	(21,142)	(45,973)	(57,633)	(92,943)	(3,395)

Net gain (loss) on investments	(306,500)	(653,643)	(2,194,253)	(21,611)	(46,825)	(56,489)	(96,974)	(3,518)

Reinvested capital gains	-	18,409	1,495,440	13,695	6,017	21,448	31,059	265

Net increase (decrease) in contract owners’ equity resulting from operations	$(304,396)	(576,213)	(693,696)	(7,738)	(36,466)	(27,472)	(55,425)	(1,580)

Investment Activity:	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	GVIX2
Reinvested dividends	$24,300	15,564	5,880	20,784	3,486	581,423	108,288	9,999
Mortality and expense risk charges (notes 2 and 3)	(5,520)	(4,081)	(1,284)	(3,795)	(701)	(307,055)	(25,150)	(1,400)

Net investment income (loss)	18,780	11,483	4,596	16,989	2,785	274,368	83,138	8,599

Realized gain (loss) on investments	3,668	(5,924)	(2,476)	(431)	(1,162)	2,277,771	(59,700)	(13,177)
Change in unrealized gain (loss) on investments	(161,143)	(119,511)	(27,543)	(22,967)	(4,122)	(2,691,364)	(54,603)	(51,776)

Net gain (loss) on investments	(157,475)	(125,435)	(30,019)	(23,398)	(5,284)	(413,593)	(114,303)	(64,953)

Reinvested capital gains	54,554	42,232	10,278	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(84,141)	(71,720)	(15,145)	(6,409)	(2,499)	(139,225)	(31,165)	(56,354)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$67,112	12,781	2,300	5,335	60,268	85,976	19,300	80,609
Mortality and expense risk charges (notes 2 and 3)	(10,556)	(1,960)	(780)	(1,783)	(14,222)	(27,226)	(7,622)	(32,575)

Net investment income (loss)	56,556	10,821	1,520	3,552	46,046	58,750	11,678	48,034

Realized gain (loss) on investments	190,436	2,838	745	(3,334)	39,525	136,119	(12,528)	279,845
Change in unrealized gain (loss) on investments	(999,796)	(78,192)	(20,098)	(11,858)	(562,290)	(1,128,879)	(99,665)	(1,572,565)

Net gain (loss) on investments	(809,360)	(75,354)	(19,353)	(15,192)	(522,765)	(992,760)	(112,193)	(1,292,720)

Reinvested capital gains	366,842	27,873	8,414	5,196	276,254	510,783	54,999	569,772

Net increase (decrease) in contract owners’ equity resulting from operations	$(385,962)	(36,660)	(9,419)	(6,444)	(200,465)	(423,227)	(45,516)	(674,914)

Investment Activity:	SAM	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF
Reinvested dividends	$202,432	39,631	20,484	7,300	20,856	-	234,379	-
Mortality and expense risk charges (notes 2 and 3)	(74,825)	(20,581)	(2,203)	(11,036)	(6,448)	(168,574)	(119,756)	(9,507)

Net investment income (loss)	127,607	19,050	18,281	(3,736)	14,408	(168,574)	114,623	(9,507)

Realized gain (loss) on investments	-	(32,472)	(111)	(1,256)	(27,548)	1,434,405	627,409	(63,839)
Change in unrealized gain (loss) on investments	-	(917,523)	(102,960)	(408,938)	(288,408)	(8,885,830)	(7,520,347)	(346,437)

Net gain (loss) on investments	-	(949,995)	(103,071)	(410,194)	(315,956)	(7,451,425)	(6,892,938)	(410,276)

Reinvested capital gains	144	280,772	-	336,797	135,972	5,697,209	3,832,855	253,782

Net increase (decrease) in contract owners’ equity resulting from operations	$127,751	(650,173)	(84,790)	(77,133)	(165,576)	(1,922,790)	(2,945,460)	(166,001)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	SCVF	SCF	MSBF	NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1
Reinvested dividends	$33,446	2,002	32,709	2,590	544,911	6,759	13,524	128,783
Mortality and expense risk charges (notes 2 and 3)	(22,218)	(85,132)	(6,751)	(695)	(356,455)	(1,820)	(4,052)	(33,999)

Net investment income (loss)	11,228	(83,130)	25,958	1,895	188,456	4,939	9,472	94,784

Realized gain (loss) on investments	(167,688)	407,655	(4,858)	(501)	1,603,694	(8,846)	29,406	(561,759)
Change in unrealized gain (loss) on investments	(1,506,250)	(6,420,940)	(55,615)	(1,128)	(9,184,441)	(70,882)	(169,447)	161,127

Net gain (loss) on investments	(1,673,938)	(6,013,285)	(60,473)	(1,629)	(7,580,747)	(79,728)	(140,041)	(400,632)

Reinvested capital gains	818,847	4,038,585	-	-	6,618,214	3,749	74,269	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(843,863)	(2,057,830)	(34,515)	266	(774,077)	(71,040)	(56,300)	(305,848)

Investment Activity:	NVLCAP	NVLMP	NVSIX2	GVEX1	AMTB	AMGP	AMINS	AMCG
Reinvested dividends	$3,335	4,297	2,939	59,365	25,992	445	36	-
Mortality and expense risk charges (notes 2 and 3)	(786)	(1,369)	(1,321)	(17,629)	(7,002)	(751)	-	(6,579)

Net investment income (loss)	2,549	2,928	1,618	41,736	18,990	(306)	36	(6,579)

Realized gain (loss) on investments	4,358	1,617	12,387	146,848	(14,813)	(2,163)	68	27,446
Change in unrealized gain (loss) on investments	(32,435)	(37,005)	(83,141)	(458,910)	4,544	(13,433)	(4,091)	(246,677)

Net gain (loss) on investments	(28,077)	(35,388)	(70,754)	(312,062)	(10,269)	(15,596)	(4,023)	(219,231)

Reinvested capital gains	6,988	9,645	33,531	113,663	-	8,720	-	125,919

Net increase (decrease) in contract owners’ equity resulting from operations	$(18,540)	(22,815)	(35,605)	(156,663)	8,721	(7,182)	(3,987)	(99,891)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	AMMCGS	AMTP	AMRS	AMSRS	OVMS	OVB	OVGS	OVIG
Reinvested dividends	$-	39,886	42	3,600	99,417	98,456	227,001	2,195
Mortality and expense risk charges (notes 2 and 3)	(617)	(6,732)	-	(3,788)	(27,014)	(15,176)	(116,938)	(1,271)

Net investment income (loss)	(617)	33,154	42	(188)	72,403	83,280	110,063	924

Realized gain (loss) on investments	3,154	221,707	1,372	20,628	(23,684)	(1,477)	1,756,701	9,738
Change in unrealized gain (loss) on investments	(17,097)	(654,866)	(4,756)	(104,049)	(460,368)	(131,479)	(6,389,992)	(67,294)

Net gain (loss) on investments	(13,943)	(433,159)	(3,384)	(83,421)	(484,052)	(132,956)	(4,633,291)	(57,556)

Reinvested capital gains	8,389	354,901	725	40,276	117,559	-	1,604,884	4,967

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,171)	(45,104)	(2,617)	(43,333)	(294,090)	(49,676)	(2,918,344)	(51,665)

Investment Activity:	OVGI	OVSC	OVAG	OVSB	PMVAAA	PMVRSA	PMVFBA	PMVLDA
Reinvested dividends	$17,838	3,795	-	12,395	6,945	454	11,498	22,197
Mortality and expense risk charges (notes 2 and 3)	(6,109)	(5,663)	(7,379)	(1,008)	(1,206)	(101)	(1,144)	(4,209)

Net investment income (loss)	11,729	(1,868)	(7,379)	11,387	5,739	353	10,354	17,988

Realized gain (loss) on investments	(19,934)	2,680	29,600	(12,007)	31,824	(584)	(4,626)	(15,468)
Change in unrealized gain (loss) on investments	(231,447)	(292,439)	(282,359)	(9,884)	(45,523)	(3,094)	(19,387)	(3,163)

Net gain (loss) on investments	(251,381)	(289,759)	(252,759)	(21,891)	(13,699)	(3,678)	(24,013)	(18,631)

Reinvested capital gains	134,168	156,316	168,398	-	-	-	3,059	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(105,484)	(135,311)	(91,740)	(10,504)	(7,960)	(3,325)	(10,600)	(643)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PMVTRA	GVGMNS	PVEIB	PVGOB	PVTIGB	RVARS	TRHS2	TRLT2
Reinvested dividends	$17,155	272	1,293	-	3,254	-	-	194
Mortality and expense risk charges (notes 2 and 3)	(3,455)	(240)	(1,353)	(4,030)	(1,124)	(436)	(24,191)	-

Net investment income (loss)	13,700	32	(60)	(4,030)	2,130	(436)	(24,191)	194

Realized gain (loss) on investments	(7,475)	143	832	15,212	9,603	(1,917)	(4,990)	(793)
Change in unrealized gain (loss) on investments	(21,724)	(2,806)	(43,731)	(76,980)	(56,708)	(4,612)	(273,255)	490

Net gain (loss) on investments	(29,199)	(2,663)	(42,899)	(61,768)	(47,105)	(6,529)	(278,245)	(303)

Reinvested capital gains	7,948	618	8,291	37,205	-	-	289,738	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,551)	(2,013)	(34,668)	(28,593)	(44,975)	(6,965)	(12,698)	(109)

Investment Activity:	VWBF	VWEM	VWHA	WRASP	WRHIP	WRMCG	SVDF	SVOF
Reinvested dividends	$75,381	12,316	-	24,184	61,114	-	-	2,516
Mortality and expense risk charges (notes 2 and 3)	(5,169)	(20,317)	(17,131)	(7,276)	(4,808)	(2,737)	(4,833)	(10,269)

Net investment income (loss)	70,212	(8,001)	(17,131)	16,908	56,306	(2,737)	(4,833)	(7,753)

Realized gain (loss) on investments	(170,808)	87,451	(148,647)	(98,710)	10,777	67,371	(174)	125,687
Change in unrealized gain (loss) on investments	42,483	(1,085,335)	(803,433)	(39,486)	(95,412)	(115,982)	(119,691)	(338,956)

Net gain (loss) on investments	(128,325)	(997,884)	(952,080)	(138,196)	(84,635)	(48,611)	(119,865)	(213,269)

Reinvested capital gains	-	-	-	52,585	-	23,248	79,969	126,648

Net increase (decrease) in contract owners’ equity resulting from operations	$(58,113)	(1,005,885)	(969,211)	(68,703)	(28,329)	(28,100)	(44,729)	(94,374)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	WFVSCG
Reinvested dividends	$-
Mortality and expense risk charges (notes 2 and 3)	(2,783)

Net investment income (loss)	(2,783)

Realized gain (loss) on investments	49,675
Change in unrealized gain (loss) on investments	(167,475)

Net gain (loss) on investments	(117,800)

Reinvested capital gains	59,567

Net increase (decrease) in contract owners’ equity resulting from operations	$(61,016)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Unaudited) Total		DVSCS		DSIF		DSRG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$4,017,652	3,384,617	5,409	4,194	536,929	557,482	85,863	41,220
Realized gain (loss) on investments	16,188,551	10,827,915	67,181	78,969	2,860,965	1,369,615	206,197	266,585
Change in unrealized gain (loss) on investments	(103,947,805)	77,253,826	(586,828)	90,085	(6,508,964)	5,719,392	(1,946,963)	187,905
Reinvested capital gains	48,583,121	20,273,921	138,677	111,947	1,056,734	1,081,053	1,328,328	462,886

Net increase (decrease) in contract owners’ equity resulting from operations	(35,158,481)	111,740,279	(375,561)	285,195	(2,054,336)	8,727,542	(326,575)	958,596

Equity transactions:
Purchase payments received from policyholders (note 6)	20,212,130	20,997,948	93,667	92,626	1,399,535	1,258,550	277,370	296,169
Transfers between funds	-	-	870,902	(275,587)	(1,262,994)	(582,963)	(5,910)	(71,682)
Surrenders (note 6)	(37,852,045)	(41,078,059)	(235,582)	(192,150)	(3,239,556)	(2,401,894)	(321,504)	(307,019)
Death Benefits (note 4)	(19,706,883)	(8,962,312)	(149,271)	-	(637,580)	(553,472)	(84,154)	(52,021)
Net policy repayments (loans) (note 5)	13,172,594	8,731,763	67,341	1,372	584,255	(68,594)	119,386	61,133
Deductions for surrender charges (note 2)	(985)	(3,016)	-	(43)	-	(85)	-	(138)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(28,995,728)	(29,764,714)	(85,025)	(85,448)	(1,990,836)	(2,127,267)	(367,766)	(384,328)
Asset charges (note 3):
MSP contracts	(262,575)	(264,986)	(1,600)	(1,355)	(17,516)	(18,328)	(2,116)	(2,274)
SL contracts or LSFP contracts	(152,969)	(146,605)	(845)	(982)	(17,777)	(18,232)	(780)	(787)
Adjustments to maintain reserves	(20,453)	(3,327)	10	(57)	(1,003)	3,457	(67)	98

Net equity transactions	(53,606,914)	(50,493,308)	559,597	(461,624)	(5,183,472)	(4,508,828)	(385,541)	(460,849)

Net change in contract owners’ equity	(88,765,395)	61,246,971	184,036	(176,429)	(7,237,808)	4,218,714	(712,116)	497,747
Contract owners’ equity beginning of period	648,235,195	586,988,224	2,549,012	2,725,441	48,222,612	44,003,898	7,221,620	6,723,873

Contract owners’ equity end of period	$559,469,800	648,235,195	2,733,048	2,549,012	40,984,804	48,222,612	6,509,504	7,221,620

CHANGES IN UNITS:
Beginning units	19,438,770	20,898,382	67,811	81,367	746,832	823,181	140,984	151,270
Units purchased	1,799,547	1,919,100	25,030	3,806	29,246	34,683	10,622	12,222
Units redeemed	(3,337,941)	(3,378,712)	(10,585)	(17,362)	(106,084)	(111,032)	(19,381)	(22,508)

Ending units	17,900,376	19,438,770	82,256	67,811	669,994	746,832	132,225	140,984

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DCAP		DSC		DGI		ACEG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$33,512	35,418	(1,724)	(1,802)	4,950	3,799	(740)	(228)
Realized gain (loss) on investments	(1,771)	73,076	30,419	26,422	69,660	58,807	(12,319)	12,335
Change in unrealized gain (loss) on investments	(853,179)	337,708	(142,825)	39,949	(284,308)	132,760	(42,579)	(3,923)
Reinvested capital gains	532,417	522,333	51,501	5,177	142,021	64,837	15,421	16,166

Net increase (decrease) in contract owners’ equity resulting from operations	(289,021)	968,535	(62,629)	69,746	(67,677)	260,203	(40,217)	24,350

Equity transactions:
Purchase payments received from policyholders (note 6)	104,626	117,862	12,342	13,086	44,417	42,767	767	25,940
Transfers between funds	(42,883)	(215,205)	37,706	(89,470)	23,114	12,135	155,049	10,780
Surrenders (note 6)	(140,012)	(189,178)	(35,638)	(10,764)	(82,493)	(109,368)	(20,772)	(31,309)
Death Benefits (note 4)	(54,749)	(10,496)	(515)	(814)	(9,943)	(9,596)	-	-
Net policy repayments (loans) (note 5)	14,705	26,612	4,663	1,795	(1,014)	18,647	70	(176)
Deductions for surrender charges (note 2)	-	(32)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(178,720)	(176,695)	(15,405)	(15,314)	(82,158)	(82,380)	(5,627)	(7,242)
Asset charges (note 3):
MSP contracts	(1,837)	(1,700)	(161)	(141)	(623)	(549)	(175)	(67)
SL contracts or LSFP contracts	(2,231)	(2,095)	(33)	(30)	(842)	(852)	(91)	(143)
Adjustments to maintain reserves	1	46	(13)	5	19	(4)	8	(11)

Net equity transactions	(301,100)	(450,881)	2,946	(101,647)	(109,523)	(129,200)	129,229	(2,228)

Net change in contract owners’ equity	(590,121)	517,654	(59,683)	(31,901)	(177,200)	131,003	89,012	22,122
Contract owners’ equity beginning of period	4,320,702	3,803,048	318,008	349,909	1,559,084	1,428,081	103,592	81,470

Contract owners’ equity end of period	3,730,581	4,320,702	258,325	318,008	1,381,884	1,559,084	192,604	103,592

CHANGES IN UNITS:
Beginning units	127,283	141,818	10,608	14,463	47,631	51,914	5,178	5,163
Units purchased	5,485	6,101	2,426	844	3,051	3,246	6,238	2,110
Units redeemed	(14,535)	(20,636)	(2,297)	(4,699)	(6,218)	(7,529)	(1,272)	(2,095)

Ending units	118,233	127,283	10,737	10,608	44,464	47,631	10,144	5,178

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AVBVI		AVMCCI		IVKMG1		IVBRA1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$12	15	(78)	65	(1,335)	(1,292)	3,663	4,576
Realized gain (loss) on investments	3	44	1,016	(7)	324	20,961	(1,191)	(3,390)
Change in unrealized gain (loss) on investments	(1,078)	559	(1,633)	1,200	(43,964)	10,500	(48,713)	4,773
Reinvested capital gains	370	-	325	585	29,760	18,753	27,330	7,337

Net increase (decrease) in contract owners’ equity resulting from operations	(693)	618	(370)	1,843	(15,215)	48,922	(18,911)	13,296

Equity transactions:
Purchase payments received from policyholders (note 6)	-	-	45	45	10,280	10,990	190,910	25,332
Transfers between funds	58	(216)	(27,012)	27,547	(619)	33,491	5,435	(17,917)
Surrenders (note 6)	-	(374)	-	-	(12,629)	(1,495)	-	(9,600)
Death Benefits (note 4)	-	-	-	-	-	(17,622)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	4,536	2,628	1	(18)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(103)	(455)	(519)	(471)	(16,651)	(14,712)	(25,608)	(25,242)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(18)	(19)	-	-	(161)	(144)	-	-
Adjustments to maintain reserves	8	(12)	(14)	20	(7)	(19)	2	4

Net equity transactions	(55)	(1,076)	(27,500)	27,141	(15,251)	13,117	170,740	(27,441)

Net change in contract owners’ equity	(748)	(458)	(27,870)	28,984	(30,466)	62,039	151,829	(14,145)
Contract owners’ equity beginning of period	3,671	4,129	29,862	878	272,616	210,577	144,625	158,770

Contract owners’ equity end of period	2,923	3,671	1,992	29,862	242,150	272,616	296,454	144,625

CHANGES IN UNITS:
Beginning units	134	177	1,815	61	15,417	14,520	12,123	14,594
Units purchased	2	-	3	1,786	929	3,459	16,798	3,381
Units redeemed	(4)	(43)	(1,679)	(32)	(1,779)	(2,562)	(2,234)	(5,852)

Ending units	132	134	139	1,815	14,567	15,417	26,687	12,123

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NOTB3		NOTG3		NOTMG3		ALVGIA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$115	62	21	16	-	-	1,644	3,363
Realized gain (loss) on investments	5	1,576	12	9	-	-	17,845	8,585
Change in unrealized gain (loss) on investments	(1,370)	269	(361)	305	-	-	(83,412)	18,302
Reinvested capital gains	546	16	119	-	-	-	39,517	30,387

Net increase (decrease) in contract owners’ equity resulting from operations	(704)	1,923	(209)	330	-	-	(24,406)	60,637

Equity transactions:
Purchase payments received from policyholders (note 6)	-	-	12	-	12	-	8,525	12,754
Transfers between funds	-	(842)	239	-	-	-	33,583	6,724
Surrenders (note 6)	-	-	-	-	-	-	(19,707)	(29,655)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(57)	-	-	-	(527)	(245)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(404)	(449)	(93)	(90)	-	-	(23,706)	(22,720)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	(46)	(42)
SL contracts or LSFP contracts	-	-	-	-	-	-	(61)	(91)
Adjustments to maintain reserves	6	(7)	3	8	(1)	-	(6)	27

Net equity transactions	(398)	(1,298)	104	(82)	11	-	(1,945)	(33,248)

Net change in contract owners’ equity	(1,102)	625	(105)	248	11	-	(26,351)	27,389
Contract owners’ equity beginning of period	10,908	10,283	2,281	2,033	-	-	384,234	356,845

Contract owners’ equity end of period	9,806	10,908	2,176	2,281	11	-	357,883	384,234

CHANGES IN UNITS:
Beginning units	938	973	188	198	-	-	11,414	12,562
Units purchased	-	-	23	189	1	-	2,466	1,029
Units redeemed	(35)	(35)	(14)	(199)	-	-	(2,569)	(2,177)

Ending units	903	938	197	188	1	-	11,311	11,414

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ALVDAA		ALVSVA		ACVB		ACVCA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2	1	(72)	(534)	41,222	49,337	(11,101)	(10,871)
Realized gain (loss) on investments	-	8	(7,906)	(22,231)	60,199	67,016	20,446	72,875
Change in unrealized gain (loss) on investments	(17)	2	(228,769)	99,269	(362,711)	351,860	(95,381)	36,778
Reinvested capital gains	-	-	81,781	52,530	38,189	210,167	8,849	186,016

Net increase (decrease) in contract owners’ equity resulting from operations	(15)	11	(154,966)	129,034	(223,101)	678,380	(77,187)	284,798

Equity transactions:
Purchase payments received from policyholders (note 6)	-	-	59,589	62,139	111,358	117,540	10,358	19,732
Transfers between funds	-	-	(34,481)	(129,345)	46,796	279,447	(517)	(15,671)
Surrenders (note 6)	-	-	(65,818)	(121,661)	(583,514)	(173,316)	(73,342)	(80,300)
Death Benefits (note 4)	-	-	-	(3,870)	(85,984)	(103,894)	(154,797)	(154,430)
Net policy repayments (loans) (note 5)	147	(42)	(4,905)	(3,822)	156,963	53,973	13,990	105,653
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(31)	(122)	(40,785)	(47,016)	(216,829)	(214,523)	(24,651)	(29,490)
Asset charges (note 3):
MSP contracts	-	-	(343)	(355)	(1,612)	(1,672)	-	-
SL contracts or LSFP contracts	-	-	(258)	(246)	(818)	(750)	(1,706)	(1,585)
Adjustments to maintain reserves	(3)	1	(13)	19	(1)	73	(651)	2,373

Net equity transactions	113	(163)	(87,014)	(244,157)	(573,641)	(43,122)	(231,316)	(153,718)

Net change in contract owners’ equity	98	(152)	(241,980)	(115,123)	(796,742)	635,258	(308,503)	131,080
Contract owners’ equity beginning of period	14	166	1,084,321	1,199,444	5,781,607	5,146,349	1,590,508	1,459,428

Contract owners’ equity end of period	112	14	842,341	1,084,321	4,984,865	5,781,607	1,282,005	1,590,508

CHANGES IN UNITS:
Beginning units	1	14	22,186	27,662	176,047	178,035	63,028	70,579
Units purchased	14	-	905	1,285	8,631	12,574	774	1,400
Units redeemed	(6)	(13)	(2,723)	(6,761)	(21,727)	(14,562)	(11,773)	(8,951)

Ending units	9	1	20,368	22,186	162,951	176,047	52,029	63,028

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVIG		ACVIP2		ACVI		ACVMV1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$23,880	31,153	26,410	21,807	4,176	2,916	20,892	27,290
Realized gain (loss) on investments	23,042	84,696	(53,430)	(15,913)	17,893	54,227	77,288	147,798
Change in unrealized gain (loss) on investments	(279,862)	153,713	(8,520)	25,531	(110,652)	63,144	(542,817)	51,320
Reinvested capital gains	124,619	50,011	-	-	27,345	-	140,819	55,398

Net increase (decrease) in contract owners’ equity resulting from operations	(108,321)	319,573	(35,540)	31,425	(61,238)	120,287	(303,818)	281,806

Equity transactions:
Purchase payments received from policyholders (note 6)	43,061	46,799	38,092	37,854	3,831	3,930	86,641	50,410
Transfers between funds	17,652	(576,784)	221,929	(3,791)	1,939	(85,016)	555	(337,744)
Surrenders (note 6)	(195,637)	(91,542)	(96,452)	(41,212)	(20,774)	(49,257)	(123,477)	(251,573)
Death Benefits (note 4)	(71,231)	(1,058)	(58,027)	(7,370)	-	-	(16,265)	(8,162)
Net policy repayments (loans) (note 5)	158,140	(2,051)	(14,291)	25,615	(1,522)	(1,979)	20,177	(34,588)
Deductions for surrender charges (note 2)	-	-	(23)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(80,957)	(86,716)	(48,369)	(50,098)	(9,335)	(11,647)	(68,848)	(90,040)
Asset charges (note 3):
MSP contracts	(1,578)	(1,677)	(1,598)	(1,907)	-	-	(634)	(669)
SL contracts or LSFP contracts	(530)	(459)	(30)	(62)	(1,180)	(1,299)	(27)	(28)
Adjustments to maintain reserves	9	2	(11)	11	(3,076)	4,650	(36)	67

Net equity transactions	(131,071)	(713,486)	41,220	(40,960)	(30,117)	(140,618)	(101,914)	(672,327)

Net change in contract owners’ equity	(239,392)	(393,913)	5,680	(9,535)	(91,355)	(20,331)	(405,732)	(390,521)
Contract owners’ equity beginning of period	1,660,296	2,054,209	984,277	993,812	450,866	471,197	2,453,645	2,844,166

Contract owners’ equity end of period	1,420,904	1,660,296	989,957	984,277	359,511	450,866	2,047,913	2,453,645

CHANGES IN UNITS:
Beginning units	58,537	94,337	62,077	64,675	16,842	24,430	70,812	91,289
Units purchased	3,559	4,266	17,460	4,708	197	183	4,131	2,420
Units redeemed	(7,887)	(40,066)	(14,726)	(7,306)	(1,151)	(7,771)	(6,901)	(22,897)

Ending units	54,209	58,537	64,811	62,077	15,888	16,842	68,042	70,812

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVU1		BRVHYI		MLVGA2		DWVSVS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(6,113)	(4,443)	3,036	73	4,188	20,584	289	1,654
Realized gain (loss) on investments	9,943	1,296	(983)	(3)	(38,934)	28,513	18,836	55,874
Change in unrealized gain (loss) on investments	(88,233)	100,658	(3,617)	(55)	(217,178)	290,588	(102,418)	(25,425)
Reinvested capital gains	81,891	912	-	-	75,527	29,134	25,799	24,331

Net increase (decrease) in contract owners’ equity resulting from operations	(2,512)	98,423	(1,564)	15	(176,397)	368,819	(57,494)	56,434

Equity transactions:
Purchase payments received from policyholders (note 6)	-	74,507	1,381	452	80,052	253,458	3,305	11,120
Transfers between funds	(3,823)	564,165	55,808	10,607	(48,919)	82,476	(103,622)	5,008
Surrenders (note 6)	-	-	(10,126)	(1,098)	(611,220)	(495,524)	(34,533)	(19,760)
Death Benefits (note 4)	-	-	-	-	(326,068)	(23,389)	-	(4,781)
Net policy repayments (loans) (note 5)	9,277	10,680	6,369	(31)	60,267	(13,335)	(7,255)	(6,496)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(6,736)	(2,240)	(2,626)	(162)	(153,246)	(158,978)	(7,732)	(13,542)
Asset charges (note 3):
MSP contracts	-	-	-	-	(3,061)	(3,449)	-	-
SL contracts or LSFP contracts	(21)	(18)	-	-	-	-	-	-
Adjustments to maintain reserves	15	14	5	(3)	(12)	25	(2)	9

Net equity transactions	(1,288)	647,108	50,811	9,765	(1,002,207)	(358,716)	(149,839)	(28,442)

Net change in contract owners’ equity	(3,800)	745,531	49,247	9,780	(1,178,604)	10,103	(207,333)	27,992
Contract owners’ equity beginning of period	762,578	17,047	9,780	-	2,935,969	2,925,866	500,688	472,696

Contract owners’ equity end of period	758,778	762,578	59,027	9,780	1,757,365	2,935,969	293,355	500,688

CHANGES IN UNITS:
Beginning units	28,800	809	949	-	157,091	177,260	28,703	30,134
Units purchased	803	28,115	5,271	1,076	7,882	13,538	310	2,143
Units redeemed	(876)	(124)	(304)	(127)	(62,290)	(33,707)	(8,663)	(3,574)

Ending units	28,727	28,800	5,916	949	102,683	157,091	20,350	28,703

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DFVGMI		DFVIPS		DSGIBA		FVCA2P
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$400	-	3,542	4,325	7,244	1,273	4,172	2,036
Realized gain (loss) on investments	(6)	-	(80)	243	(10,571)	282	(22,776)	(9,620)
Change in unrealized gain (loss) on investments	(2,335)	-	(7,460)	(591)	(29,251)	7,326	18,055	22,265
Reinvested capital gains	65	-	-	-	19,426	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,876)	-	(3,998)	3,977	(13,152)	8,881	(549)	14,681

Equity transactions:
Purchase payments received from policyholders (note 6)	307	-	1,478	1,074	2,327	1,052	2,546	4,527
Transfers between funds	27,135	-	11,740	191,171	30,830	122,275	(125,849)	(34,428)
Surrenders (note 6)	-	-	-	-	(89,090)	-	-	(551)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(463)	(757)	54,001	(5)	(1,905)	503
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(401)	-	(2,750)	(2,947)	(8,358)	(2,100)	(1,416)	(2,346)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	(151)	(220)
Adjustments to maintain reserves	4	-	2	5	(3)	4	3	(6)

Net equity transactions	27,045	-	10,007	188,546	(10,293)	121,226	(126,772)	(32,521)

Net change in contract owners’ equity	25,169	-	6,009	192,523	(23,445)	130,107	(127,321)	(17,840)
Contract owners’ equity beginning of period	-	-	214,986	22,463	139,024	8,917	127,321	145,161

Contract owners’ equity end of period	25,169	-	220,995	214,986	115,579	139,024	-	127,321

CHANGES IN UNITS:
Beginning units	-	-	21,031	2,258	11,558	860	7,176	9,131
Units purchased	2,535	-	1,310	19,140	5,278	10,890	245	352
Units redeemed	(37)	-	(320)	(367)	(6,374)	(192)	(7,421)	(2,307)

Ending units	2,498	-	22,021	21,031	10,462	11,558	-	7,176

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FVU2		FQB		FEIP		FHIP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(101)	-	29,366	31,728	630,269	447,134	377,368	401,172
Realized gain (loss) on investments	168	-	(12,398)	(2,155)	(268,847)	(701,866)	(87,971)	(84,968)
Change in unrealized gain (loss) on investments	(5,038)	-	(31,203)	10,036	(5,319,630)	3,993,560	(569,301)	234,676
Reinvested capital gains	-	-	-	-	1,764,491	812,500	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,971)	-	(14,235)	39,609	(3,193,717)	4,551,328	(279,904)	550,880

Equity transactions:
Purchase payments received from policyholders (note 6)	459	-	112,701	26,949	1,210,262	1,342,914	313,204	373,121
Transfers between funds	51,266	-	(39,363)	19,604	(403,028)	(191,027)	(306,776)	(105,522)
Surrenders (note 6)	(185)	-	(98,224)	(76,713)	(2,211,437)	(3,195,245)	(419,200)	(818,116)
Death Benefits (note 4)	-	-	(3,893)	(10,728)	(754,767)	(807,832)	(1,202,805)	(706,280)
Net policy repayments (loans) (note 5)	5,206	-	1,776	53,248	270,222	872,871	957,803	512,161
Deductions for surrender charges (note 2)	-	-	-	-	(33)	(260)	(48)	(31)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(660)	-	(54,197)	(57,941)	(1,865,449)	(1,981,803)	(446,427)	(503,271)
Asset charges (note 3):
MSP contracts	-	-	(816)	(895)	(16,979)	(17,322)	(4,886)	(5,552)
SL contracts or LSFP contracts	-	-	(270)	(268)	(4,255)	(4,467)	(987)	(1,220)
Adjustments to maintain reserves	(5)	-	14	(12)	(2,768)	(8,402)	(202)	(12,027)

Net equity transactions	56,081	-	(82,272)	(46,756)	(3,778,232)	(3,990,573)	(1,110,324)	(1,266,737)

Net change in contract owners’ equity	51,110	-	(96,507)	(7,147)	(6,971,949)	560,755	(1,390,228)	(715,857)
Contract owners’ equity beginning of period	-	-	1,117,231	1,124,378	39,887,139	39,326,384	8,410,523	9,126,380

Contract owners’ equity end of period	51,110	-	1,020,724	1,117,231	32,915,190	39,887,139	7,020,295	8,410,523

CHANGES IN UNITS:
Beginning units	-	-	61,307	63,907	466,480	539,019	185,066	224,220
Units purchased	5,713	-	6,768	4,974	22,055	25,846	11,689	15,897
Units redeemed	(91)	-	(11,674)	(7,574)	(70,794)	(98,385)	(47,508)	(55,051)

Ending units	5,622	-	56,401	61,307	417,741	466,480	149,247	185,066

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FRESS		FAMP		(Obsolete & Unaudited) FCP		FNRS2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$299	147	112,548	137,882	-	-	2,556	12,230
Realized gain (loss) on investments	(315)	2	36,819	431	-	-	(94,987)	(112,715)
Change in unrealized gain (loss) on investments	(1,647)	64	(1,085,101)	27,283	-	-	(253,664)	22,850
Reinvested capital gains	306	-	345,026	1,183,117	-	-	1,391	720

Net increase (decrease) in contract owners’ equity resulting from operations	(1,357)	213	(590,708)	1,348,713	-	-	(344,704)	(76,915)

Equity transactions:
Purchase payments received from policyholders (note 6)	197	-	351,337	360,159	-	(78)	82,049	115,421
Transfers between funds	2,189	12,549	(38,600)	(58,927)	-	78	9,233	(216,685)
Surrenders (note 6)	-	-	(541,917)	(446,405)	-	56	(36,172)	(91,992)
Death Benefits (note 4)	-	-	(391,863)	(142,607)	-	-	(655)	(4,538)
Net policy repayments (loans) (note 5)	-	-	144,832	113,609	-	-	15,515	24,205
Deductions for surrender charges (note 2)	-	-	(35)	(54)	-	(56)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(336)	(203)	(520,648)	(545,214)	-	-	(98,200)	(102,201)
Asset charges (note 3):
MSP contracts	-	-	(3,082)	(3,342)	-	-	(353)	(326)
SL contracts or LSFP contracts	-	-	(2,268)	(2,215)	-	-	(396)	(315)
Adjustments to maintain reserves	(4)	4	(310)	689	-	-	(22)	24

Net equity transactions	2,046	12,350	(1,002,554)	(724,307)	-	-	(29,001)	(276,407)

Net change in contract owners’ equity	689	12,563	(1,593,262)	624,406	-	-	(373,705)	(353,322)
Contract owners’ equity beginning of period	12,563	-	10,927,217	10,302,811	-	-	1,402,787	1,756,109

Contract owners’ equity end of period	13,252	12,563	9,333,955	10,927,217	-	-	1,029,082	1,402,787

CHANGES IN UNITS:
Beginning units	1,224	-	250,426	267,459	-	-	73,490	89,056
Units purchased	195	1,244	13,023	14,016	-	2	80,398	7,463
Units redeemed	(34)	(20)	(38,673)	(31,049)	-	(2)	(81,938)	(23,029)

Ending units	1,385	1,224	224,776	250,426	-	-	71,950	73,490

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF10S		FF20S		FF30S		FGP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$4,139	3,831	9,722	12,841	8,934	10,091	(216,454)	(212,346)
Realized gain (loss) on investments	5,759	6,718	103,101	43,132	51,829	56,860	3,601,997	2,400,071
Change in unrealized gain (loss) on investments	(40,242)	29,557	(229,841)	117,481	(197,545)	123,685	(13,280,916)	11,672,708
Reinvested capital gains	11,543	8,448	45,412	39,942	33,918	45,507	9,821,673	4,526,557

Net increase (decrease) in contract owners’ equity resulting from operations	(18,801)	48,554	(71,606)	213,396	(102,864)	236,143	(73,700)	18,386,990

Equity transactions:
Purchase payments received from policyholders (note 6)	4,935	9,998	47,593	42,853	40,785	45,367	1,975,794	2,122,543
Transfers between funds	(1)	2,061	(5,757)	(5,136)	(31,183)	106,025	(608,900)	30,466
Surrenders (note 6)	(18,709)	(12,779)	(320,659)	(93,947)	(78,961)	(113,073)	(3,923,676)	(3,989,883)
Death Benefits (note 4)	(156)	-	-	-	-	-	(712,662)	(454,563)
Net policy repayments (loans) (note 5)	3,728	19	3,327	8,757	13,142	12,746	407,641	443,950
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(201)	(486)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(13,355)	(17,442)	(61,856)	(59,718)	(70,492)	(71,254)	(3,056,753)	(2,995,920)
Asset charges (note 3):
MSP contracts	-	-	(517)	(496)	(539)	(511)	(21,149)	(18,485)
SL contracts or LSFP contracts	-	-	-	-	-	-	(12,565)	(10,581)
Adjustments to maintain reserves	12	(5)	(5)	(5)	(9)	12	(159)	7,407

Net equity transactions	(23,546)	(18,148)	(337,874)	(107,692)	(127,257)	(20,688)	(5,952,630)	(4,865,552)

Net change in contract owners’ equity	(42,347)	30,406	(409,480)	105,704	(230,121)	215,455	(6,026,330)	13,521,438
Contract owners’ equity beginning of period	427,518	397,112	1,483,298	1,377,594	1,363,847	1,148,392	68,542,895	55,021,457

Contract owners’ equity end of period	385,171	427,518	1,073,818	1,483,298	1,133,726	1,363,847	62,516,565	68,542,895

CHANGES IN UNITS:
Beginning units	21,611	22,599	69,681	75,093	59,078	59,883	755,698	811,760
Units purchased	302	997	3,811	4,731	3,135	8,382	32,450	47,460
Units redeemed	(1,502)	(1,985)	(19,584)	(10,143)	(8,686)	(9,187)	(95,203)	(103,522)

Ending units	20,411	21,611	53,908	69,681	53,527	59,078	692,945	755,698

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FIGBS		FMCS		FOP		FOS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$40,347	40,170	3,293	7,952	46,310	44,684	35,473	30,236
Realized gain (loss) on investments	(12,779)	(6,543)	91,076	192,728	34,181	(99,589)	32,773	6,940
Change in unrealized gain (loss) on investments	(62,741)	32,468	(1,654,080)	755,978	(789,220)	1,310,143	(669,591)	918,004
Reinvested capital gains	12,732	9,590	593,824	313,570	-	4,536	-	3,565

Net increase (decrease) in contract owners’ equity resulting from operations	(22,441)	75,685	(965,887)	1,270,228	(708,729)	1,259,774	(601,345)	958,745

Equity transactions:
Purchase payments received from policyholders (note 6)	53,142	59,973	191,496	226,127	13,656	18,346	257,612	265,143
Transfers between funds	35,108	132,313	(219,047)	(146,121)	(78,059)	(42,941)	(34,585)	(19,914)
Surrenders (note 6)	(49,591)	(113,001)	(177,292)	(499,668)	(249,542)	(208,873)	(241,914)	(246,065)
Death Benefits (note 4)	(9,319)	(35,574)	(58,624)	(57,298)	(442,240)	(264,163)	(67,288)	(16,200)
Net policy repayments (loans) (note 5)	10,927	(827)	(78,576)	611	199,602	242,750	36,010	158,761
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(102,063)	(105,702)	(324,476)	(314,373)	(142,848)	(158,485)	(244,694)	(247,023)
Asset charges (note 3):
MSP contracts	(1,916)	(1,844)	(773)	(1,091)	(1,958)	(1,826)	(589)	(540)
SL contracts or LSFP contracts	(500)	(502)	(947)	(924)	(2,942)	(2,717)	-	-
Adjustments to maintain reserves	12	13	(15)	11	(679)	(11,439)	(3)	45

Net equity transactions	(64,200)	(65,151)	(668,254)	(792,726)	(705,010)	(429,348)	(295,451)	(105,793)

Net change in contract owners’ equity	(86,641)	10,534	(1,634,141)	477,502	(1,413,739)	830,426	(896,796)	852,952
Contract owners’ equity beginning of period	2,118,770	2,108,236	7,125,231	6,647,729	5,238,100	4,407,674	4,171,244	3,318,292

Contract owners’ equity end of period	2,032,129	2,118,770	5,491,090	7,125,231	3,824,361	5,238,100	3,274,448	4,171,244

CHANGES IN UNITS:
Beginning units	124,747	128,902	131,865	147,825	148,395	160,556	362,521	373,222
Units purchased	7,822	12,831	5,775	5,654	3,504	4,705	39,290	48,073
Units redeemed	(11,745)	(16,986)	(17,911)	(21,614)	(26,401)	(16,866)	(65,695)	(58,774)

Ending units	120,824	124,747	119,729	131,865	125,498	148,395	336,116	362,521

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FVSS		FEMS		FTVIS2		FTVRDI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,018	7,747	730	-	61,621	50,765	40,955	53,300
Realized gain (loss) on investments	(57,356)	1,500	(78)	-	(15,548)	2,612	58,114	50,357
Change in unrealized gain (loss) on investments	(131,511)	(72,016)	(14,530)	-	(107,982)	70,319	(553,946)	522,817
Reinvested capital gains	36,997	206,708	-	-	-	-	245,907	151,839

Net increase (decrease) in contract owners’ equity resulting from operations	(148,852)	143,939	(13,878)	-	(61,909)	123,696	(208,970)	778,313

Equity transactions:
Purchase payments received from policyholders (note 6)	16,238	25,918	3,440	-	55,372	57,327	90,324	119,685
Transfers between funds	(143,424)	34,562	135,775	-	(10,602)	71,069	(66,058)	(199,696)
Surrenders (note 6)	(35,910)	(52,366)	-	-	(45,393)	(34,628)	(168,226)	(239,518)
Death Benefits (note 4)	(2,374)	-	-	-	(95,001)	(1,802)	(9,738)	(2,061)
Net policy repayments (loans) (note 5)	2,029	(36,860)	(8)	-	(55,070)	(31,181)	(75,153)	27,417
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	(38)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(43,484)	(42,445)	(657)	-	(78,125)	(78,005)	(148,423)	(146,602)
Asset charges (note 3):
MSP contracts	(1,321)	(1,330)	-	-	(1,052)	(1,791)	(995)	(869)
SL contracts or LSFP contracts	(81)	(79)	-	-	-	-	(956)	(937)
Adjustments to maintain reserves	(19)	23	5	-	(8)	11	(40)	43

Net equity transactions	(208,346)	(72,577)	138,555	-	(229,879)	(19,000)	(379,265)	(442,576)

Net change in contract owners’ equity	(357,198)	71,362	124,677	-	(291,788)	104,696	(588,235)	335,737
Contract owners’ equity beginning of period	890,352	818,990	-	-	1,530,849	1,426,153	4,441,962	4,106,225

Contract owners’ equity end of period	533,154	890,352	124,677	-	1,239,061	1,530,849	3,853,727	4,441,962

CHANGES IN UNITS:
Beginning units	28,520	31,103	-	-	80,926	82,298	122,690	136,583
Units purchased	1,123	2,895	15,126	-	5,103	13,152	4,201	6,243
Units redeemed	(8,505)	(5,478)	(108)	-	(17,031)	(14,524)	(14,600)	(20,136)

Ending units	21,138	28,520	15,018	-	68,998	80,926	112,291	122,690

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVSVI		FTVDM2		TIF		TIF2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$16,764	6,406	2,616	4,200	1,450	1,671	27,798	23,244
Realized gain (loss) on investments	20,463	89,832	(717)	(10,140)	1,537	7,079	(28,124)	(67,365)
Change in unrealized gain (loss) on investments	(769,840)	(12,774)	(130,583)	287,538	(12,533)	1,964	(208,835)	203,166
Reinvested capital gains	393,743	183,386	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(338,870)	266,850	(128,684)	281,598	(9,546)	10,714	(209,161)	159,045

Equity transactions:
Purchase payments received from policyholders (note 6)	61,714	74,422	33,527	32,443	-	-	25,258	28,221
Transfers between funds	(7,996)	(39,376)	(230,767)	153,991	-	-	233,348	61,253
Surrenders (note 6)	(103,247)	(105,718)	(40,547)	(35,748)	-	(4,105)	(48,922)	(115,716)
Death Benefits (note 4)	(40,119)	(6,929)	(42,196)	-	-	-	-	(278)
Net policy repayments (loans) (note 5)	(59,437)	(46,250)	(26,124)	5,355	(1,804)	(9,620)	(23,202)	13,811
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(91,375)	(91,138)	(39,334)	(45,777)	(1,884)	(2,143)	(27,921)	(29,783)
Asset charges (note 3):
MSP contracts	(332)	(816)	(113)	(224)	(39)	(39)	(185)	(185)
SL contracts or LSFP contracts	(266)	(253)	(117)	(117)	-	-	(212)	(208)
Adjustments to maintain reserves	5	9	(11)	19	10	(5)	(10)	16

Net equity transactions	(241,053)	(216,049)	(345,682)	109,942	(3,717)	(15,912)	158,154	(42,869)

Net change in contract owners’ equity	(579,923)	50,801	(474,366)	391,540	(13,263)	(5,198)	(51,007)	116,176
Contract owners’ equity beginning of period	2,806,943	2,756,142	1,091,614	700,074	63,707	68,905	1,096,058	979,882

Contract owners’ equity end of period	2,227,020	2,806,943	617,248	1,091,614	50,444	63,707	1,045,051	1,096,058

CHANGES IN UNITS:
Beginning units	61,407	66,556	88,911	79,668	2,267	2,858	109,184	113,377
Units purchased	2,686	4,027	5,632	17,588	-	-	25,911	12,612
Units redeemed	(8,022)	(9,176)	(34,538)	(8,345)	(139)	(591)	(11,388)	(16,805)

Ending units	56,071	61,407	60,005	88,911	2,128	2,267	123,707	109,184

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVGI2		FTVFA2		JABS		JAEI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(9,489)	(10,020)	6,078	6,482	19,689	13,309	(889)	(168)
Realized gain (loss) on investments	(28,020)	(49,337)	(4,802)	(1,247)	38,823	21,411	33,052	42
Change in unrealized gain (loss) on investments	67,391	83,963	(28,173)	14,581	(97,323)	199,069	(36,568)	10,651
Reinvested capital gains	-	6,871	5,756	12,153	38,559	2,672	9,195	919

Net increase (decrease) in contract owners’ equity resulting from operations	29,882	31,477	(21,141)	31,969	(252)	236,461	4,790	11,444

Equity transactions:
Purchase payments received from policyholders (note 6)	57,912	138,724	11,339	12,557	29,822	26,158	50,372	1,958
Transfers between funds	(8,594)	(18,216)	-	-	1,208,595	140,097	(83,228)	314,952
Surrenders (note 6)	(61,511)	(31,505)	(58,626)	(1,949)	(69,435)	(52,747)	(16,945)	-
Death Benefits (note 4)	(55,222)	(4,068)	(27,190)	-	(137,564)	-	-	-
Net policy repayments (loans) (note 5)	24,981	(1,018)	71	524	25,930	(10,836)	(48,748)	25
Deductions for surrender charges (note 2)	(23)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(75,549)	(85,204)	(17,395)	(20,465)	(66,887)	(67,950)	(5,460)	(857)
Asset charges (note 3):
MSP contracts	(429)	(873)	(144)	(254)	(602)	(1,139)	-	-
SL contracts or LSFP contracts	(450)	(313)	-	-	(477)	(315)	-	-
Adjustments to maintain reserves	8	(12)	5	3	8	4	18	(7)

Net equity transactions	(118,877)	(2,485)	(91,940)	(9,584)	989,390	33,272	(103,991)	316,071

Net change in contract owners’ equity	(88,995)	28,992	(113,081)	22,385	989,138	269,733	(99,201)	327,515
Contract owners’ equity beginning of period	2,081,175	2,052,183	308,731	286,346	1,600,886	1,331,153	327,515	-

Contract owners’ equity end of period	1,992,180	2,081,175	195,650	308,731	2,590,024	1,600,886	228,314	327,515

CHANGES IN UNITS:
Beginning units	209,021	209,199	19,685	20,348	51,867	50,939	28,276	-
Units purchased	8,358	16,632	832	896	41,041	7,001	2,605	28,384
Units redeemed	(20,109)	(16,810)	(6,592)	(1,559)	(8,448)	(6,073)	(10,984)	(108)

Ending units	197,270	209,021	13,925	19,685	84,460	51,867	19,897	28,276

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JACAS		JAGTS		JAIGS		LOVTRC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$35,279	(20,428)	25,497	(642)	31,954	31,423	31,785	23,183
Realized gain (loss) on investments	6,072	(91,843)	477,900	293,785	(172,965)	(157,555)	(72,595)	(361)
Change in unrealized gain (loss) on investments	(612,451)	945,540	(637,978)	613,149	(263,249)	903,824	22,134	14,889
Reinvested capital gains	618,290	235,838	137,318	182,300	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,190	1,069,107	2,737	1,088,592	(404,260)	777,692	(18,676)	37,711

Equity transactions:
Purchase payments received from policyholders (note 6)	85,049	155,957	69,452	193,451	108,511	112,550	2,261	2,236
Transfers between funds	(112,910)	(248,433)	123,441	262,090	(755,971)	511,539	(1,021,449)	76,206
Surrenders (note 6)	(243,937)	(222,469)	(54,710)	(59,006)	(161,491)	(89,597)	(11,789)	-
Death Benefits (note 4)	(510)	(166,138)	(5,299)	-	(44,035)	(44,400)	-	-
Net policy repayments (loans) (note 5)	(25,028)	121,667	(8,470)	(19,342)	67,451	(217)	(93)	(119)
Deductions for surrender charges (note 2)	-	-	-	-	-	(39)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(165,478)	(173,480)	(132,055)	(115,755)	(134,349)	(137,720)	(22,786)	(20,728)
Asset charges (note 3):
MSP contracts	(3,337)	(2,865)	(513)	(390)	(477)	(467)	-	-
SL contracts or LSFP contracts	(1,571)	(1,454)	(2,221)	(1,898)	(527)	(762)	-	-
Adjustments to maintain reserves	(12)	58	(36)	56	(14)	61	(3)	2

Net equity transactions	(467,734)	(537,157)	(10,411)	259,206	(920,902)	350,948	(1,053,859)	57,597

Net change in contract owners’ equity	(420,544)	531,950	(7,674)	1,347,798	(1,325,162)	1,128,640	(1,072,535)	95,308
Contract owners’ equity beginning of period	4,402,317	3,870,367	3,543,074	2,195,276	3,384,935	2,256,295	1,225,894	1,130,586

Contract owners’ equity end of period	3,981,773	4,402,317	3,535,400	3,543,074	2,059,773	3,384,935	153,359	1,225,894

CHANGES IN UNITS:
Beginning units	182,867	208,603	232,997	207,330	225,055	195,510	118,292	112,746
Units purchased	7,789	10,590	24,608	42,114	17,916	64,572	791	7,578
Units redeemed	(26,924)	(36,326)	(26,561)	(16,447)	(80,235)	(35,027)	(104,050)	(2,032)

Ending units	163,732	182,867	231,044	232,997	162,736	225,055	15,033	118,292

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MV2IGI		MNDIC		MVFIC		MSVFI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(39)	198	(1,280)	(647)	35,872	49,707	6,740	8,481
Realized gain (loss) on investments	20,781	(2,103)	(33,572)	(4,880)	44,233	34,322	805	1,590
Change in unrealized gain (loss) on investments	(27,866)	43,341	(43,382)	29,274	(661,954)	319,776	(11,112)	7,448
Reinvested capital gains	10,434	10,596	38,788	2,199	224,245	134,110	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,310	52,032	(39,446)	25,946	(357,604)	537,915	(3,567)	17,519

Equity transactions:
Purchase payments received from policyholders (note 6)	10,062	11,461	24,749	14,430	100,835	75,587	4,677	4,587
Transfers between funds	277	(575)	99,565	(589)	(54,580)	132,019	14,502	13,053
Surrenders (note 6)	(39,320)	(8,360)	(147)	(17,210)	(201,464)	(24,585)	(2,450)	(11,873)
Death Benefits (note 4)	-	(9,258)	-	-	(24,312)	(20,952)	-	(658)
Net policy repayments (loans) (note 5)	(1,160)	(1,521)	(447)	4,545	(45,581)	(21,250)	38	166
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(15,745)	(12,518)	(14,841)	(10,619)	(103,729)	(106,903)	(8,474)	(10,076)
Asset charges (note 3):
MSP contracts	-	-	-	-	(782)	(787)	(197)	(198)
SL contracts or LSFP contracts	(15)	(13)	-	-	(879)	(861)	(115)	(116)
Adjustments to maintain reserves	(8)	12	-	(3)	-	(1)	11	(20)

Net equity transactions	(45,909)	(20,772)	108,879	(9,446)	(330,492)	32,267	7,992	(5,135)

Net change in contract owners’ equity	(42,599)	31,260	69,433	16,500	(688,096)	570,182	4,425	12,384
Contract owners’ equity beginning of period	209,109	177,849	122,166	105,666	3,670,156	3,099,974	322,748	310,364

Contract owners’ equity end of period	166,510	209,109	191,599	122,166	2,982,060	3,670,156	327,173	322,748

CHANGES IN UNITS:
Beginning units	15,791	17,163	6,868	7,478	92,663	91,711	19,226	19,559
Units purchased	1,456	1,425	5,143	1,409	3,152	6,349	1,221	1,444
Units redeemed	(4,706)	(2,797)	(1,040)	(2,019)	(11,788)	(5,397)	(734)	(1,777)

Ending units	12,541	15,791	10,971	6,868	84,027	92,663	19,713	19,226

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSEM		MSVRE		DTRTFB		IDPG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$31,329	38,235	19,670	11,918	51	-	11	-
Realized gain (loss) on investments	(9,832)	(21,773)	27,431	119,572	-	-	(12)	-
Change in unrealized gain (loss) on investments	(71,123)	54,488	(121,624)	(113,035)	(33)	-	(123)	-
Reinvested capital gains	-	-	-	-	-	-	42	-

Net increase (decrease) in contract owners’ equity resulting from operations	(49,626)	70,950	(74,523)	18,455	18	-	(82)	-

Equity transactions:
Purchase payments received from policyholders (note 6)	20,664	27,240	12,445	20,214	-	-	-	-
Transfers between funds	11,106	10,754	1,695	3,396	2,090	-	853	-
Surrenders (note 6)	(31,823)	(85,280)	(40,362)	(398,074)	-	-	-	-
Death Benefits (note 4)	-	(100,379)	-	(78,966)	-	-	-	-
Net policy repayments (loans) (note 5)	(80,015)	59,127	10,114	87,186	-	-	-	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(36,395)	(38,283)	(22,985)	(29,309)	(41)	-	(134)	-
Asset charges (note 3):
MSP contracts	(214)	(399)	-	-	-	-	-	-
SL contracts or LSFP contracts	(122)	(178)	(1,491)	(1,644)	-	-	-	-
Adjustments to maintain reserves	64	(57)	(103)	120	3	-	(4)	-

Net equity transactions	(116,735)	(127,455)	(40,687)	(397,077)	2,052	-	715	-

Net change in contract owners’ equity	(166,361)	(56,505)	(115,210)	(378,622)	2,070	-	633	-
Contract owners’ equity beginning of period	750,900	807,405	928,139	1,306,761	-	-	-	-

Contract owners’ equity end of period	584,539	750,900	812,929	928,139	2,070	-	633	-

CHANGES IN UNITS:
Beginning units	21,088	24,876	15,331	24,409	-	-	-	-
Units purchased	1,373	2,814	455	413	208	-	67	-
Units redeemed	(4,692)	(6,602)	(899)	(9,491)	(4)	-	(11)	-

Ending units	17,769	21,088	14,887	15,331	204	-	56	-

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NCPGI		NVBX		NVIX		NVAMV1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	6,668	5,937	7,407	3,695	61,571	81,885
Realized gain (loss) on investments	-	-	(1,725)	124	1,295	3,645	92,319	182,723
Change in unrealized gain (loss) on investments	(1)	-	(8,049)	1,851	(55,207)	24,533	(1,256,891)	32,946
Reinvested capital gains	-	-	167	513	-	-	454,899	256,004

Net increase (decrease) in contract owners’ equity resulting from operations	(1)	-	(2,939)	8,425	(46,505)	31,873	(648,102)	553,558

Equity transactions:
Purchase payments received from policyholders (note 6)	12	-	9,013	8,922	83,520	1,882	157,294	170,007
Transfers between funds	-	-	(16,472)	103,338	93,365	78,354	(128,581)	(214,512)
Surrenders (note 6)	-	-	(11,652)	(48,808)	-	(26,995)	(236,157)	(519,721)
Death Benefits (note 4)	-	-	-	-	-	-	(187,595)	(83,910)
Net policy repayments (loans) (note 5)	-	-	-	-	(559)	(734)	202,885	131,525
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	(59)
Redemptions to pay cost of insurance charges and administration charges (note 2)	-	-	(8,056)	(8,418)	(6,606)	(4,964)	(308,636)	(321,279)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	(3,110)	(3,257)
SL contracts or LSFP contracts	-	-	-	-	-	-	(1,758)	(1,930)
Adjustments to maintain reserves	-	-	-	(11)	(5)	12	(10)	26

Net equity transactions	12	-	(27,167)	55,023	169,715	47,555	(505,668)	(843,110)

Net change in contract owners’ equity	11	-	(30,106)	63,448	123,210	79,428	(1,153,770)	(289,552)
Contract owners’ equity beginning of period	-	-	341,371	277,923	170,046	90,618	7,133,678	7,423,230

Contract owners’ equity end of period	11	-	311,265	341,371	293,256	170,046	5,979,908	7,133,678

CHANGES IN UNITS:
Beginning units	-	-	32,038	26,760	15,087	9,992	242,343	272,934
Units purchased	1	-	883	10,749	15,909	8,168	8,907	10,294
Units redeemed	-	-	(3,452)	(5,471)	(659)	(3,073)	(26,037)	(40,885)

Ending units	1	-	29,469	32,038	30,337	15,087	225,213	242,343

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$22,141	18,753	8,650	3,331	(5,351)	4,516	(4,377)	(3,919)
Realized gain (loss) on investments	67,071	32,627	(111)	1,368	(1,853)	14,882	205,593	74,138
Change in unrealized gain (loss) on investments	(437,685)	305,695	(18,338)	5,914	(289,613)	291,888	(440,901)	283,518
Reinvested capital gains	169,714	68,405	1,783	1,295	104,201	149,211	227,972	172,968

Net increase (decrease) in contract owners’ equity resulting from operations	(178,759)	425,480	(8,016)	11,908	(192,616)	460,497	(11,713)	526,705

Equity transactions:
Purchase payments received from policyholders (note 6)	65,873	73,244	12,686	14,173	35,957	34,249	43,319	49,405
Transfers between funds	141,322	294,958	17,958	28,518	153,158	127,954	(146,934)	49,257
Surrenders (note 6)	(143,427)	(48,982)	(36,870)	-	(138,558)	(114,925)	(107,979)	(70,222)
Death Benefits (note 4)	(40,491)	-	-	(4)	(32,199)	(4,802)	(5,927)	-
Net policy repayments (loans) (note 5)	7,419	688	439	(8)	(17,953)	(20,675)	(21,574)	20,685
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(99,128)	(96,942)	(18,457)	(17,191)	(65,740)	(60,871)	(69,209)	(65,528)
Asset charges (note 3):
MSP contracts	(1,933)	(1,994)	(43)	(45)	(996)	(1,139)	(1,667)	(1,427)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	16	-	10	(13)	13	10	(10)	-

Net equity transactions	(70,349)	220,972	(24,277)	25,430	(66,318)	(40,199)	(309,981)	(17,830)

Net change in contract owners’ equity	(249,108)	646,452	(32,293)	37,338	(258,934)	420,298	(321,694)	508,875
Contract owners’ equity beginning of period	3,314,114	2,667,662	475,057	437,719	1,926,332	1,506,034	2,453,066	1,944,191

Contract owners’ equity end of period	3,065,006	3,314,114	442,764	475,057	1,667,398	1,926,332	2,131,372	2,453,066

CHANGES IN UNITS:
Beginning units	167,513	155,432	36,204	34,254	83,933	85,535	105,299	106,152
Units purchased	12,781	22,056	3,001	3,566	9,096	9,784	5,938	7,151
Units redeemed	(16,402)	(9,975)	(4,917)	(1,616)	(12,365)	(11,386)	(18,754)	(8,004)

Ending units	163,892	167,513	34,288	36,204	80,664	83,933	92,483	105,299

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVAGI2		HIBF		GEM		GIG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$4,018	6,601	45,432	53,321	2,104	15,971	59,021	46,279
Realized gain (loss) on investments	(12,435)	(1,680)	(20,487)	(1,656)	75,532	55,282	31,213	2,776
Change in unrealized gain (loss) on investments	(74,830)	60,565	(53,765)	13,235	(382,032)	617,524	(684,856)	828,319
Reinvested capital gains	64,769	72,328	-	-	-	-	18,409	-

Net increase (decrease) in contract owners’ equity resulting from operations	(18,478)	137,814	(28,820)	64,900	(304,396)	688,777	(576,213)	877,374

Equity transactions:
Purchase payments received from policyholders (note 6)	14,560	17,767	35,871	43,560	74,439	102,405	109,753	113,417
Transfers between funds	(30,640)	43,156	(134,989)	19,275	(352,616)	288,879	(50,855)	113,351
Surrenders (note 6)	(72,931)	(4,315)	(105,316)	(43,862)	(99,748)	(643,145)	(196,422)	(312,099)
Death Benefits (note 4)	-	-	(1,637)	(14,344)	(7,295)	(284,815)	(10,231)	(4,060)
Net policy repayments (loans) (note 5)	4,836	(3,938)	(5,757)	3,114	(39,835)	93,911	67,662	116,162
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	(44)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(22,679)	(23,793)	(34,467)	(37,853)	(84,509)	(104,361)	(143,909)	(155,136)
Asset charges (note 3):
MSP contracts	(319)	(279)	(1,099)	(1,119)	(441)	(374)	(2,276)	(2,138)
SL contracts or LSFP contracts	-	-	(265)	(429)	(618)	(581)	(517)	(535)
Adjustments to maintain reserves	2	2	2	-	(28)	22	(16)	43

Net equity transactions	(107,171)	28,600	(247,657)	(31,658)	(510,651)	(548,059)	(226,811)	(131,039)

Net change in contract owners’ equity	(125,649)	166,414	(276,477)	33,242	(815,047)	140,718	(803,024)	746,335
Contract owners’ equity beginning of period	793,352	626,938	1,055,829	1,022,587	2,073,082	1,932,364	4,102,288	3,355,953

Contract owners’ equity end of period	667,703	793,352	779,352	1,055,829	1,258,035	2,073,082	3,299,264	4,102,288

CHANGES IN UNITS:
Beginning units	41,029	39,316	42,491	43,780	68,842	91,423	215,863	224,251
Units purchased	1,338	3,830	1,836	3,506	3,852	16,769	9,868	20,378
Units redeemed	(6,901)	(2,117)	(11,815)	(4,795)	(21,962)	(39,350)	(21,836)	(28,766)

Ending units	35,466	41,029	32,512	42,491	50,732	68,842	203,895	215,863

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVNMO1		NVNSR1		NVCRA1		NVCRB1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$5,117	1,806	178	153	4,342	2,113	7,569	4,903
Realized gain (loss) on investments	464,652	620,665	(469)	(311)	(852)	648	1,144	600
Change in unrealized gain (loss) on investments	(2,658,905)	2,120,583	(21,142)	9,380	(45,973)	27,552	(57,633)	20,260
Reinvested capital gains	1,495,440	283,914	13,695	10,333	6,017	18,750	21,448	19,536

Net increase (decrease) in contract owners’ equity resulting from operations	(693,696)	3,026,968	(7,738)	19,555	(36,466)	49,063	(27,472)	45,299

Equity transactions:
Purchase payments received from policyholders (note 6)	355,606	392,071	1,092	2,611	13,904	13,987	6,516	6,409
Transfers between funds	(115,270)	26,177	-	2,150	26,520	(33)	98	(2,017)
Surrenders (note 6)	(667,971)	(690,319)	-	(2,831)	(19)	(14,694)	(12,177)	(8,434)
Death Benefits (note 4)	(336,498)	(1,092,818)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	252,102	153,248	(4,142)	2,299	551	(2,512)	634	662
Deductions for surrender charges (note 2)	(88)	(13)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(598,018)	(603,128)	(2,451)	(2,667)	(16,897)	(15,984)	(9,876)	(9,762)
Asset charges (note 3):
MSP contracts	(8,274)	(8,392)	-	-	-	-	(55)	(54)
SL contracts or LSFP contracts	(91)	(29)	-	-	-	-	-	-
Adjustments to maintain reserves	(73)	149	5	(9)	(13)	7	14	(5)

Net equity transactions	(1,118,575)	(1,823,054)	(5,496)	1,553	24,046	(19,229)	(14,846)	(13,201)

Net change in contract owners’ equity	(1,812,271)	1,203,914	(13,234)	21,108	(12,420)	29,834	(42,318)	32,098
Contract owners’ equity beginning of period	14,680,128	13,476,214	130,409	109,301	289,247	259,413	434,939	402,841

Contract owners’ equity end of period	12,867,857	14,680,128	117,175	130,409	276,827	289,247	392,621	434,939

CHANGES IN UNITS:
Beginning units	756,649	863,456	6,327	6,268	16,962	18,151	27,823	28,761
Units purchased	32,878	50,114	334	854	2,483	1,439	490	2,136
Units redeemed	(89,601)	(156,921)	(604)	(795)	(1,168)	(2,628)	(1,443)	(3,074)

Ending units	699,926	756,649	6,057	6,327	18,277	16,962	26,870	27,823

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$10,490	7,301	1,673	725	18,780	14,548	11,483	7,378
Realized gain (loss) on investments	(4,031)	(11,223)	(123)	(1,465)	3,668	15,396	(5,924)	10,848
Change in unrealized gain (loss) on investments	(92,943)	52,713	(3,395)	3,025	(161,143)	40,781	(119,511)	49,952
Reinvested capital gains	31,059	40,658	265	963	54,554	64,242	42,232	56,490

Net increase (decrease) in contract owners’ equity resulting from operations	(55,425)	89,449	(1,580)	3,248	(84,141)	134,967	(71,720)	124,668

Equity transactions:
Purchase payments received from policyholders (note 6)	20,590	35,701	4,740	5,331	22,785	28,372	32,128	27,538
Transfers between funds	4,099	-	40,710	-	79,069	(5,263)	-	1,494
Surrenders (note 6)	-	-	(675)	(19,281)	(30,429)	(25,966)	(15,672)	(68,525)
Death Benefits (note 4)	-	(56,432)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	16,778	(13,710)	(3,201)	1,862	1,123	5,051	(11,810)	533
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(38,427)	(34,723)	(6,267)	(6,224)	(72,312)	(68,012)	(50,140)	(47,851)
Asset charges (note 3):
MSP contracts	(65)	(63)	(56)	(30)	(1,129)	(1,089)	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	3	-	(1)	(2)	(18)	9	(22)	16

Net equity transactions	2,978	(69,227)	35,250	(18,344)	(911)	(66,898)	(45,516)	(86,795)

Net change in contract owners’ equity	(52,447)	20,222	33,670	(15,096)	(85,052)	68,069	(117,236)	37,873
Contract owners’ equity beginning of period	642,465	622,243	47,573	62,669	1,100,188	1,032,119	770,712	732,839

Contract owners’ equity end of period	590,018	642,465	81,243	47,573	1,015,136	1,100,188	653,476	770,712

CHANGES IN UNITS:
Beginning units	38,759	43,344	3,451	4,802	67,973	72,436	45,884	51,262
Units purchased	2,579	4,598	3,417	613	9,047	5,543	2,255	2,851
Units redeemed	(2,427)	(9,183)	(936)	(1,964)	(9,274)	(10,006)	(5,001)	(8,229)

Ending units	38,911	38,759	5,932	3,451	67,746	67,973	43,138	45,884

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCMC1		NVCBD1		NVLCP1		TRF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$4,596	2,338	16,989	13,620	2,785	2,867	274,368	221,841
Realized gain (loss) on investments	(2,476)	(250)	(431)	717	(1,162)	(408)	2,277,771	1,958,039
Change in unrealized gain (loss) on investments	(27,543)	5,171	(22,967)	6,150	(4,122)	1,624	(2,691,364)	7,067,926
Reinvested capital gains	10,278	5,822	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,145)	13,081	(6,409)	20,487	(2,499)	4,083	(139,225)	9,247,806

Equity transactions:
Purchase payments received from policyholders (note 6)	8,871	8,960	7,308	43,885	4,089	4,552	2,304,372	2,434,173
Transfers between funds	158,214	(2,728)	111,323	(3,985)	(5,746)	8,334	(139,254)	(139,453)
Surrenders (note 6)	(44,815)	-	(15,998)	(18,414)	-	-	(2,563,950)	(2,957,215)
Death Benefits (note 4)	-	-	-	(11,106)	-	-	(549,467)	(453,989)
Net policy repayments (loans) (note 5)	7,127	5,162	(5,857)	1,072	(144)	1,155	437,238	479,577
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(229)	(419)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(19,471)	(16,373)	(11,486)	(14,641)	(5,026)	(5,678)	(3,363,559)	(3,366,672)
Asset charges (note 3):
MSP contracts	(370)	(524)	(63)	(64)	-	-	(12,034)	(11,093)
SL contracts or LSFP contracts	-	-	(264)	(109)	-	-	(8,040)	(7,295)
Adjustments to maintain reserves	11	(11)	6	(5)	(5)	22	(134)	2,383

Net equity transactions	109,567	(5,514)	84,969	(3,367)	(6,832)	8,385	(3,895,057)	(4,020,003)

Net change in contract owners’ equity	94,422	7,567	78,560	17,120	(9,331)	12,468	(4,034,282)	5,227,803
Contract owners’ equity beginning of period	145,951	138,384	571,546	554,426	136,454	123,986	53,824,370	48,596,567

Contract owners’ equity end of period	240,373	145,951	650,106	571,546	127,123	136,454	49,790,088	53,824,370

CHANGES IN UNITS:
Beginning units	9,549	9,928	40,570	40,956	9,013	8,474	671,385	729,684
Units purchased	12,156	1,483	8,654	3,350	281	1,488	56,694	65,556
Units redeemed	(4,900)	(1,862)	(2,812)	(3,736)	(749)	(949)	(108,460)	(123,855)

Ending units	16,805	9,549	46,412	40,570	8,545	9,013	619,619	671,385

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GBF		GVIX2		GVIDA		NVDBL2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$83,138	83,585	8,599	10,823	56,556	58,580	10,821	8,002
Realized gain (loss) on investments	(59,700)	(51,526)	(13,177)	(843)	190,436	152,430	2,838	2,072
Change in unrealized gain (loss) on investments	(54,603)	50,939	(51,776)	79,932	(999,796)	219,562	(78,192)	28,998
Reinvested capital gains	-	-	-	-	366,842	324,495	27,873	11,913

Net increase (decrease) in contract owners’ equity resulting from operations	(31,165)	82,998	(56,354)	89,912	(385,962)	755,067	(36,660)	50,985

Equity transactions:
Purchase payments received from policyholders (note 6)	246,181	240,063	63,880	5,667	102,627	108,088	3,143	5,645
Transfers between funds	(7,555)	(46,934)	4,375	64,419	23,287	683	165,260	92
Surrenders (note 6)	(149,569)	(173,035)	(123,542)	(9,211)	(28,587)	(275,843)	-	-
Death Benefits (note 4)	(982,376)	(37,968)	(146,616)	-	(344,533)	-	-	-
Net policy repayments (loans) (note 5)	995,216	24,395	(18,308)	(11,494)	(5,834)	5,088	(246)	895
Deductions for surrender charges (note 2)	(51)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(297,468)	(342,849)	(12,262)	(12,071)	(79,301)	(82,970)	(13,612)	(11,074)
Asset charges (note 3):
MSP contracts	(6,354)	(6,585)	(1,529)	(1,286)	-	(812)	(2,471)	(2,403)
SL contracts or LSFP contracts	(614)	(649)	-	-	(13,024)	(11,903)	-	-
Adjustments to maintain reserves	(36)	66	9	(2)	(6)	23	(18)	2

Net equity transactions	(202,626)	(343,496)	(233,993)	36,022	(345,371)	(257,646)	152,056	(6,843)

Net change in contract owners’ equity	(233,791)	(260,498)	(290,347)	125,934	(731,333)	497,421	115,396	44,142
Contract owners’ equity beginning of period	5,131,497	5,391,995	492,701	366,767	4,766,931	4,269,510	515,537	471,395

Contract owners’ equity end of period	4,897,706	5,131,497	202,354	492,701	4,035,598	4,766,931	630,933	515,537

CHANGES IN UNITS:
Beginning units	152,318	162,381	43,094	39,877	168,506	178,815	26,678	27,043
Units purchased	13,520	13,808	1,158	6,658	5,394	6,619	8,808	390
Units redeemed	(19,822)	(23,871)	(23,451)	(3,441)	(17,319)	(16,928)	(884)	(755)

Ending units	146,016	152,318	20,801	43,094	156,581	168,506	34,602	26,678

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVDCA2		GVIDC		GVIDM		GVDMA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,520	1,274	3,552	3,937	46,046	44,633	58,750	61,250
Realized gain (loss) on investments	745	(79)	(3,334)	(6,566)	39,525	129,989	136,119	115,376
Change in unrealized gain (loss) on investments	(20,098)	9,091	(11,858)	12,707	(562,290)	26,256	(1,128,879)	277,699
Reinvested capital gains	8,414	3,989	5,196	6,658	276,254	208,464	510,783	338,586

Net increase (decrease) in contract owners’ equity resulting from operations	(9,419)	14,275	(6,444)	16,736	(200,465)	409,342	(423,227)	792,911

Equity transactions:
Purchase payments received from policyholders (note 6)	3,780	16,292	14,670	17,036	136,500	142,359	152,538	166,687
Transfers between funds	19,410	823	(24)	(35,362)	50,451	(87,457)	(2,216)	(61,427)
Surrenders (note 6)	-	-	(45,966)	(17,335)	(164,305)	(672,624)	(299,030)	(230,041)
Death Benefits (note 4)	-	-	(4,676)	(20,522)	(27,441)	(177,377)	(80,917)	-
Net policy repayments (loans) (note 5)	1,118	4,616	15,534	1,297	45,318	582,893	49,026	58,835
Deductions for surrender charges (note 2)	-	-	(23)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(11,954)	(9,077)	(39,344)	(40,950)	(255,192)	(258,381)	(218,969)	(225,950)
Asset charges (note 3):
MSP contracts	-	-	(410)	(410)	(7,331)	(8,556)	(4,517)	(4,628)
SL contracts or LSFP contracts	-	-	(182)	(186)	(1,241)	(1,256)	(1,046)	(1,370)
Adjustments to maintain reserves	16	(20)	(6)	(7)	(22)	10	(16)	14

Net equity transactions	12,370	12,634	(60,427)	(96,439)	(223,263)	(480,389)	(405,147)	(297,880)

Net change in contract owners’ equity	2,951	26,909	(66,871)	(79,703)	(423,728)	(71,047)	(828,374)	495,031
Contract owners’ equity beginning of period	120,959	94,050	318,808	398,511	3,435,765	3,506,812	5,613,886	5,118,855

Contract owners’ equity end of period	123,910	120,959	251,937	318,808	3,012,037	3,435,765	4,785,512	5,613,886

CHANGES IN UNITS:
Beginning units	5,406	4,804	19,082	25,228	148,608	170,563	218,723	231,771
Units purchased	1,514	2,301	1,002	1,237	12,006	14,031	11,433	10,783
Units redeemed	(970)	(1,699)	(4,628)	(7,383)	(21,901)	(35,986)	(26,593)	(23,831)

Ending units	5,950	5,406	15,456	19,082	138,713	148,608	203,563	218,723

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVDMC		MCIF		SAM		NVMIG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$11,678	12,250	48,034	35,667	127,607	(14,240)	19,050	28,288
Realized gain (loss) on investments	(12,528)	(4,599)	279,845	227,171	-	-	(32,472)	(32,569)
Change in unrealized gain (loss) on investments	(99,665)	34,970	(1,572,565)	259,172	-	-	(917,523)	896,721
Reinvested capital gains	54,999	44,882	569,772	385,783	144	-	280,772	-

Net increase (decrease) in contract owners’ equity resulting from operations	(45,516)	87,503	(674,914)	907,793	127,751	(14,240)	(650,173)	892,440

Equity transactions:
Purchase payments received from policyholders (note 6)	109,010	34,055	74,401	111,887	1,118,865	1,185,676	129,976	158,039
Transfers between funds	(103,172)	(11,761)	(136,866)	(198,860)	4,551,822	2,468,402	(53,413)	49,897
Surrenders (note 6)	(12,333)	(47,705)	(290,992)	(202,842)	(2,486,597)	(3,885,490)	(414,482)	(372,635)
Death Benefits (note 4)	-	-	(315,718)	(26,536)	(4,834,104)	(106,609)	(72,576)	(7,611)
Net policy repayments (loans) (note 5)	594	7,895	(91,976)	(15,602)	4,330,452	1,581,919	80,705	118,007
Deductions for surrender charges (note 2)	-	-	-	-	(23)	(20)	-	(8)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(90,470)	(83,577)	(233,599)	(236,228)	(1,273,827)	(1,365,294)	(176,607)	(197,674)
Asset charges (note 3):
MSP contracts	(374)	(555)	(2,946)	(3,186)	(9,946)	(11,871)	(1,136)	(1,187)
SL contracts or LSFP contracts	-	-	(893)	(897)	(6,009)	(5,957)	-	-
Adjustments to maintain reserves	(18)	14	23	1,417	7,589	(509)	(9)	37

Net equity transactions	(96,763)	(101,634)	(998,566)	(570,847)	1,398,222	(139,753)	(507,542)	(253,135)

Net change in contract owners’ equity	(142,279)	(14,131)	(1,673,480)	336,946	1,525,973	(153,993)	(1,157,715)	639,305
Contract owners’ equity beginning of period	1,079,258	1,093,389	6,682,167	6,345,221	14,221,396	14,375,389	4,254,334	3,615,029

Contract owners’ equity end of period	936,979	1,079,258	5,008,687	6,682,167	15,747,369	14,221,396	3,096,619	4,254,334

CHANGES IN UNITS:
Beginning units	55,080	60,451	164,251	179,792	864,884	877,192	361,678	384,493
Units purchased	2,546	2,557	3,833	5,002	383,555	298,273	18,454	29,336
Units redeemed	(7,446)	(7,928)	(27,665)	(20,543)	(300,310)	(310,581)	(63,268)	(52,151)

Ending units	50,180	55,080	140,419	164,251	948,129	864,884	316,864	361,678

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVDIVI		NVMLG1		NVMLV1		NVMMG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$18,281	10,748	(3,736)	(1,234)	14,408	14,241	(168,574)	(156,794)
Realized gain (loss) on investments	(111)	(3,670)	(1,256)	(13,373)	(27,548)	(86,245)	1,434,405	1,023,332
Change in unrealized gain (loss) on investments	(102,960)	88,280	(408,938)	422,476	(288,408)	188,037	(8,885,830)	4,664,635
Reinvested capital gains	-	-	336,797	87,622	135,972	72,517	5,697,209	1,483,265

Net increase (decrease) in contract owners’ equity resulting from operations	(84,790)	95,358	(77,133)	495,491	(165,576)	188,550	(1,922,790)	7,014,438

Equity transactions:
Purchase payments received from policyholders (note 6)	15,361	22,647	59,716	112,453	50,724	68,183	763,148	836,646
Transfers between funds	(13,214)	14,487	49,229	287,103	18,371	(14,103)	(355,721)	97,386
Surrenders (note 6)	(19,978)	(17,520)	(174,602)	(77,779)	(110,341)	(126,873)	(2,158,817)	(2,261,502)
Death Benefits (note 4)	-	(5,964)	(92,242)	(102)	(2,286)	(6,815)	(224,525)	(114,461)
Net policy repayments (loans) (note 5)	3,716	1,521	125,036	54,294	(9,807)	25,639	(164,716)	536,127
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(17)	(71)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(24,021)	(24,934)	(94,091)	(91,950)	(60,021)	(63,022)	(1,342,606)	(1,340,802)
Asset charges (note 3):
MSP contracts	(37)	(34)	(978)	(1,316)	(315)	(323)	(12,629)	(11,620)
SL contracts or LSFP contracts	(228)	(219)	(967)	(813)	(545)	(536)	(568)	(550)
Adjustments to maintain reserves	(5)	(2)	3	6	(6)	(1)	(55)	268

Net equity transactions	(38,406)	(10,018)	(128,896)	281,896	(114,226)	(117,851)	(3,496,506)	(2,258,579)

Net change in contract owners’ equity	(123,196)	85,340	(206,029)	777,387	(279,802)	70,699	(5,419,296)	4,755,859
Contract owners’ equity beginning of period	519,830	434,490	2,320,296	1,542,909	1,475,573	1,404,874	31,552,027	26,796,168

Contract owners’ equity end of period	396,634	519,830	2,114,267	2,320,296	1,195,771	1,475,573	26,132,731	31,552,027

CHANGES IN UNITS:
Beginning units	23,893	24,448	109,863	94,633	78,317	85,015	1,519,236	1,640,505
Units purchased	1,651	3,076	6,071	24,388	4,765	7,134	75,334	114,278
Units redeemed	(3,466)	(3,631)	(12,058)	(9,158)	(11,012)	(13,832)	(236,962)	(235,547)

Ending units	22,078	23,893	103,876	109,863	72,070	78,317	1,357,608	1,519,236

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMMV2		SCGF		SCVF		SCF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$114,623	134,684	(9,507)	(7,431)	11,228	2,159	(83,130)	(82,658)
Realized gain (loss) on investments	627,409	710,150	(63,839)	(45,441)	(167,688)	219,770	407,655	503,678
Change in unrealized gain (loss) on investments	(7,520,347)	883,882	(346,437)	394,076	(1,506,250)	(48,174)	(6,420,940)	479,715
Reinvested capital gains	3,832,855	1,222,768	253,782	14,026	818,847	233,968	4,038,585	1,118,539

Net increase (decrease) in contract owners’ equity resulting from operations	(2,945,460)	2,951,484	(166,001)	355,230	(843,863)	407,723	(2,057,830)	2,019,274

Equity transactions:
Purchase payments received from policyholders (note 6)	499,303	546,402	44,758	43,968	102,887	118,672	389,540	447,219
Transfers between funds	(293,950)	(398,816)	19,621	380,160	(330,011)	(157,770)	(190,801)	(96,076)
Surrenders (note 6)	(1,770,684)	(1,746,316)	(64,842)	(44,205)	(230,077)	(294,134)	(753,733)	(771,611)
Death Benefits (note 4)	(176,004)	(126,684)	(226)	(4,946)	(18,459)	(57,720)	(310,451)	(306,927)
Net policy repayments (loans) (note 5)	261,187	318,435	(37,232)	(29,070)	35,353	122,190	314,031	(1,190)
Deductions for surrender charges (note 2)	-	(343)	-	(38)	-	-	-	(13)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(915,345)	(1,008,639)	(74,228)	(55,778)	(186,071)	(197,565)	(667,541)	(676,556)
Asset charges (note 3):
MSP contracts	(6,741)	(6,519)	(633)	(531)	(1,892)	(1,911)	(7,157)	(7,074)
SL contracts or LSFP contracts	(36)	(65)	(705)	(630)	(3,046)	(2,924)	(3,364)	(3,591)
Adjustments to maintain reserves	(56)	140	(2)	13	(80)	57	(8,032)	7,358

Net equity transactions	(2,402,326)	(2,422,405)	(113,489)	288,943	(631,396)	(471,105)	(1,237,508)	(1,408,461)

Net change in contract owners’ equity	(5,347,786)	529,079	(279,490)	644,173	(1,475,259)	(63,382)	(3,295,338)	610,813
Contract owners’ equity beginning of period	23,998,311	23,469,232	1,954,581	1,310,408	5,113,152	5,176,534	17,201,685	16,590,872

Contract owners’ equity end of period	18,650,525	23,998,311	1,675,091	1,954,581	3,637,893	5,113,152	13,906,347	17,201,685

CHANGES IN UNITS:
Beginning units	1,021,315	1,131,548	120,593	100,290	99,474	109,672	214,361	234,265
Units purchased	41,633	56,709	10,022	31,186	5,136	5,004	8,749	11,958
Units redeemed	(144,483)	(166,942)	(18,386)	(10,883)	(18,240)	(15,202)	(23,817)	(31,862)

Ending units	918,465	1,021,315	112,229	120,593	86,370	99,474	199,293	214,361

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSBF		NVSTB2		NVOLG1		NVTIV3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$25,958	51,056	1,895	1,194	188,456	(15,597)	4,939	2,308
Realized gain (loss) on investments	(4,858)	(2,476)	(501)	(4,646)	1,603,694	906,869	(8,846)	(9,234)
Change in unrealized gain (loss) on investments	(55,615)	20,471	(1,128)	5,980	(9,184,441)	12,589,242	(70,882)	40,642
Reinvested capital gains	-	-	-	-	6,618,214	1,539,612	3,749	-

Net increase (decrease) in contract owners’ equity resulting from operations	(34,515)	69,051	266	2,528	(774,077)	15,020,126	(71,040)	33,716

Equity transactions:
Purchase payments received from policyholders (note 6)	23,333	24,748	5,142	5,757	1,954,374	1,997,591	8,981	6,170
Transfers between funds	30,209	(67,510)	(7,801)	(359,404)	(578,176)	(525,092)	214,965	(43,069)
Surrenders (note 6)	(33,901)	(28,674)	(172)	(8,482)	(3,625,890)	(3,596,608)	(1,058)	(1,905)
Death Benefits (note 4)	(26,663)	(268)	-	(5,017)	(2,506,931)	(340,237)	-	-
Net policy repayments (loans) (note 5)	32,765	9,472	(10,537)	(11,721)	2,059,241	353,297	(11,662)	(192)
Deductions for surrender charges (note 2)	-	-	-	-	(191)	(577)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(44,612)	(49,100)	(10,163)	(12,383)	(3,025,688)	(3,025,140)	(7,232)	(7,259)
Asset charges (note 3):
MSP contracts	(364)	(514)	(22)	(23)	(25,670)	(22,619)	-	-
SL contracts or LSFP contracts	(204)	(205)	-	-	(20,104)	(17,955)	(8)	(8)
Adjustments to maintain reserves	(5)	-	(3)	14	(89)	111	4	(9)

Net equity transactions	(19,442)	(112,051)	(23,556)	(391,259)	(5,769,124)	(5,177,229)	203,990	(46,272)

Net change in contract owners’ equity	(53,957)	(43,000)	(23,290)	(388,731)	(6,543,201)	9,842,897	132,950	(12,556)
Contract owners’ equity beginning of period	1,223,470	1,266,470	142,083	530,814	68,357,815	58,514,918	167,725	180,281

Contract owners’ equity end of period	1,169,513	1,223,470	118,793	142,083	61,814,614	68,357,815	300,675	167,725

CHANGES IN UNITS:
Beginning units	55,882	61,373	12,529	47,202	2,100,265	2,278,396	9,211	12,087
Units purchased	4,004	2,384	1,720	1,617	108,852	133,893	11,655	488
Units redeemed	(4,801)	(7,875)	(3,796)	(36,290)	(275,583)	(312,024)	(1,227)	(3,364)

Ending units	55,085	55,882	10,453	12,529	1,933,534	2,100,265	19,639	9,211

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	EIF		NVRE1		NVLCAP		NVLMP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$9,472	19,196	94,784	124,932	2,549	1,881	2,928	1,625
Realized gain (loss) on investments	29,406	24,316	(561,759)	(732,242)	4,358	5,474	1,617	63
Change in unrealized gain (loss) on investments	(169,447)	78,002	161,127	940,342	(32,435)	13,104	(37,005)	3,991
Reinvested capital gains	74,269	-	-	118,759	6,988	1,721	9,645	1,267

Net increase (decrease) in contract owners’ equity resulting from operations	(56,300)	121,514	(305,848)	451,791	(18,540)	22,180	(22,815)	6,946

Equity transactions:
Purchase payments received from policyholders (note 6)	19,398	19,860	198,829	229,970	3,462	1,359	2,403	1,157
Transfers between funds	(15,165)	(10,481)	(147,439)	(1,125,776)	55,039	52,679	130,573	113,043
Surrenders (note 6)	(37,907)	(76,836)	(235,881)	(274,220)	(19,558)	(30,280)	-	-
Death Benefits (note 4)	(4,471)	(788)	(227,376)	(46,116)	-	-	-	-
Net policy repayments (loans) (note 5)	(4,385)	49,584	(44,617)	83,342	-	-	-	-
Deductions for surrender charges (note 2)	-	-	-	(44)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(29,718)	(29,678)	(304,727)	(336,160)	(3,837)	(2,047)	(5,092)	(894)
Asset charges (note 3):
MSP contracts	(6)	(5)	(3,153)	(3,364)	-	-	-	-
SL contracts or LSFP contracts	(56)	(53)	(1,106)	(1,082)	-	-	-	-
Adjustments to maintain reserves	(9)	47	(28)	41	7	6	(6)	5

Net equity transactions	(72,319)	(48,350)	(765,498)	(1,473,409)	35,113	21,717	127,878	113,311

Net change in contract owners’ equity	(128,619)	73,164	(1,071,346)	(1,021,618)	16,573	43,897	105,063	120,257
Contract owners’ equity beginning of period	797,191	724,027	7,443,201	8,464,819	146,561	102,664	131,104	10,847

Contract owners’ equity end of period	668,572	797,191	6,371,855	7,443,201	163,134	146,561	236,167	131,104

CHANGES IN UNITS:
Beginning units	23,350	24,904	457,730	554,264	9,953	8,185	9,568	898
Units purchased	1,175	1,089	20,072	24,895	4,869	4,056	9,582	8,738
Units redeemed	(3,295)	(2,643)	(67,798)	(121,429)	(2,457)	(2,288)	(374)	(68)

Ending units	21,230	23,350	410,004	457,730	12,365	9,953	18,776	9,568

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVSIX2		GVEX1		AMTB		AMGP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,618	615	41,736	39,283	18,990	18,420	(306)	(387)
Realized gain (loss) on investments	12,387	(114)	146,848	117,902	(14,813)	(6,097)	(2,163)	(7,214)
Change in unrealized gain (loss) on investments	(83,141)	17,504	(458,910)	343,876	4,544	(3,827)	(13,433)	16,062
Reinvested capital gains	33,531	7,989	113,663	73,889	-	-	8,720	10,360

Net increase (decrease) in contract owners’ equity resulting from operations	(35,605)	25,994	(156,663)	574,950	8,721	8,496	(7,182)	18,821

Equity transactions:
Purchase payments received from policyholders (note 6)	47,637	4,158	215,433	58,576	56,220	76,791	-	-
Transfers between funds	67,747	39,712	133,620	47,753	(34,797)	68,230	-	-
Surrenders (note 6)	(44,629)	(25,206)	(117,986)	(223,110)	(300,251)	(179,406)	-	(6,710)
Death Benefits (note 4)	-	-	-	-	(298,001)	(266,439)	-	-
Net policy repayments (loans) (note 5)	(608)	(1,128)	(21,756)	(19,390)	400,395	389,818	359	350
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(10,561)	(8,558)	(92,636)	(78,813)	(77,636)	(85,616)	(4,550)	(4,221)
Asset charges (note 3):
MSP contracts	-	-	-	-	(3,451)	(3,686)	-	-
SL contracts or LSFP contracts	-	-	-	-	(601)	(662)	(58)	(72)
Adjustments to maintain reserves	7	(2)	-	30	8	(12,443)	(25)	38

Net equity transactions	59,593	8,976	116,675	(214,954)	(258,114)	(13,413)	(4,274)	(10,615)

Net change in contract owners’ equity	23,988	34,970	(39,988)	359,996	(249,393)	(4,917)	(11,456)	8,206
Contract owners’ equity beginning of period	205,545	170,575	3,175,911	2,815,915	1,774,339	1,779,256	92,122	83,916

Contract owners’ equity end of period	229,533	205,545	3,135,923	3,175,911	1,524,946	1,774,339	80,666	92,122

CHANGES IN UNITS:
Beginning units	12,110	11,412	176,586	189,315	86,654	86,152	3,583	3,983
Units purchased	6,791	2,922	21,581	9,906	6,774	11,724	36	35
Units redeemed	(3,577)	(2,224)	(14,434)	(22,635)	(19,758)	(11,222)	(183)	(435)

Ending units	15,324	12,110	183,733	176,586	73,670	86,654	3,436	3,583

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMINS		AMCG		AMMCGS		AMTP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$36	145	(6,579)	(6,832)	(617)	(632)	33,154	12,221
Realized gain (loss) on investments	68	56	27,446	19,227	3,154	315	221,707	89,895
Change in unrealized gain (loss) on investments	(4,091)	4,862	(246,677)	318,888	(17,097)	21,782	(654,866)	196,370
Reinvested capital gains	-	-	125,919	30,983	8,389	2,071	354,901	87,481

Net increase (decrease) in contract owners’ equity resulting from operations	(3,987)	5,063	(99,891)	362,266	(6,171)	23,536	(45,104)	385,967

Equity transactions:
Purchase payments received from policyholders (note 6)	-	-	14,623	14,958	3,041	3,982	58,207	54,646
Transfers between funds	-	-	(10,428)	(1,697)	(2,424)	(10)	(358,012)	156,912
Surrenders (note 6)	-	-	(31,269)	(169,840)	(4,291)	(58,539)	14	(57,615)
Death Benefits (note 4)	-	-	(216,960)	(241,903)	-	-	-	(5,238)
Net policy repayments (loans) (note 5)	-	-	135,003	257,171	4,334	1,864	4,862	7,634
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	(45)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(253)	(250)	(44,958)	(41,368)	(6,884)	(6,681)	(29,241)	(30,066)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(75)	(73)	(3,582)	(3,252)	-	-	(11,850)	(10,958)
Adjustments to maintain reserves	(11)	16	10	(12,434)	10	4	(54)	399

Net equity transactions	(339)	(307)	(157,561)	(198,365)	(6,214)	(59,380)	(336,074)	115,669

Net change in contract owners’ equity	(4,326)	4,756	(257,452)	163,901	(12,385)	(35,844)	(381,178)	501,636
Contract owners’ equity beginning of period	23,784	19,028	1,694,713	1,530,812	105,622	141,466	3,363,800	2,862,164

Contract owners’ equity end of period	19,458	23,784	1,437,261	1,694,713	93,237	105,622	2,982,622	3,363,800

CHANGES IN UNITS:
Beginning units	1,208	1,225	136,015	153,458	2,541	4,197	86,533	80,984
Units purchased	-	-	3,160	4,201	401	167	1,969	9,196
Units redeemed	(18)	(17)	(15,548)	(21,644)	(543)	(1,823)	(11,164)	(3,647)

Ending units	1,190	1,208	123,627	136,015	2,399	2,541	77,338	86,533

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMRS		AMSRS		OVMS		OVB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$42	100	(188)	93	72,403	76,745	83,280	60,747
Realized gain (loss) on investments	1,372	1,266	20,628	29,063	(23,684)	(21,020)	(1,477)	25,620
Change in unrealized gain (loss) on investments	(4,756)	1,785	(104,049)	62,659	(460,368)	390,786	(131,479)	40,850
Reinvested capital gains	725	-	40,276	26,587	117,559	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,617)	3,151	(43,333)	118,402	(294,090)	446,511	(49,676)	127,217

Equity transactions:
Purchase payments received from policyholders (note 6)	-	-	4,562	5,186	200,085	221,012	158,726	164,219
Transfers between funds	-	-	(7,927)	(41,564)	(74,223)	(31,512)	18,048	4,669
Surrenders (note 6)	-	-	(15,493)	(15,493)	(180,996)	(392,647)	(262,957)	(196,888)
Death Benefits (note 4)	-	-	-	(1,237)	(71,894)	(59,340)	(158,105)	(81,551)
Net policy repayments (loans) (note 5)	-	-	1,903	1,272	68,922	51,373	194,200	48,732
Deductions for surrender charges (note 2)	-	-	-	-	-	(8)	-	(7)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(3,662)	(3,421)	(24,951)	(25,064)	(274,095)	(300,413)	(196,809)	(213,343)
Asset charges (note 3):
MSP contracts	-	-	(77)	(70)	(3,249)	(3,337)	(3,029)	(3,310)
SL contracts or LSFP contracts	(57)	(63)	(45)	(41)	(478)	(484)	(447)	(515)
Adjustments to maintain reserves	(14)	18	(12)	6	(257)	441	(85)	238

Net equity transactions	(3,733)	(3,466)	(42,040)	(77,005)	(336,185)	(514,915)	(250,458)	(277,756)

Net change in contract owners’ equity	(6,350)	(315)	(85,373)	41,397	(630,275)	(68,404)	(300,134)	(150,539)
Contract owners’ equity beginning of period	20,695	21,010	744,844	703,447	5,283,507	5,351,911	3,124,196	3,274,735

Contract owners’ equity end of period	14,345	20,695	659,471	744,844	4,653,232	5,283,507	2,824,062	3,124,196

CHANGES IN UNITS:
Beginning units	756	893	21,146	23,543	132,312	145,587	132,233	146,333
Units purchased	-	-	461	288	7,618	9,173	12,019	11,622
Units redeemed	(136)	(137)	(1,658)	(2,685)	(17,125)	(22,448)	(25,585)	(25,722)

Ending units	620	756	19,949	21,146	122,805	132,312	118,667	132,233

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVGS		OVIG		OVGI		OVSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$110,063	92,546	924	1,869	11,729	12,938	(1,868)	4,325
Realized gain (loss) on investments	1,756,701	667,390	9,738	753	(19,934)	31,776	2,680	55,140
Change in unrealized gain (loss) on investments	(6,389,992)	5,897,058	(67,294)	24,566	(231,447)	171,383	(292,439)	50,197
Reinvested capital gains	1,604,884	-	4,967	-	134,168	25,859	156,316	65,802

Net increase (decrease) in contract owners’ equity resulting from operations	(2,918,344)	6,656,994	(51,665)	27,188	(105,484)	241,956	(135,311)	175,464

Equity transactions:
Purchase payments received from policyholders (note 6)	520,374	520,645	89,203	9,078	18,649	20,844	25,673	31,808
Transfers between funds	(300,214)	(83,312)	(537)	121,622	(34,096)	(66,652)	(119,460)	(346,075)
Surrenders (note 6)	(1,570,276)	(1,167,122)	(42,186)	(3,470)	(96,344)	(63,480)	(7,219)	(58,695)
Death Benefits (note 4)	(318,270)	(249,176)	-	-	(238,956)	(1,036)	(23,503)	(4,946)
Net policy repayments (loans) (note 5)	133,968	210,953	3	1,265	(34,379)	(10,900)	(30,428)	3,128
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(827,489)	(851,602)	(4,629)	(3,325)	(43,043)	(45,743)	(42,685)	(52,746)
Asset charges (note 3):
MSP contracts	(9,673)	(8,955)	-	-	(2,695)	(2,638)	(1,577)	(1,446)
SL contracts or LSFP contracts	(3,653)	(3,637)	-	-	(388)	(374)	(132)	(123)
Adjustments to maintain reserves	(4,982)	10,027	(6)	2	(17)	26	(57)	41

Net equity transactions	(2,380,215)	(1,622,179)	41,848	125,172	(431,269)	(169,953)	(199,388)	(429,054)

Net change in contract owners’ equity	(5,298,559)	5,034,815	(9,817)	152,360	(536,753)	72,003	(334,699)	(253,590)
Contract owners’ equity beginning of period	24,050,959	19,016,144	214,379	62,019	1,652,637	1,580,634	1,269,227	1,522,817

Contract owners’ equity end of period	18,752,400	24,050,959	204,562	214,379	1,115,884	1,652,637	934,528	1,269,227

CHANGES IN UNITS:
Beginning units	290,466	313,241	18,772	6,824	72,191	80,670	26,975	36,886
Units purchased	9,665	11,876	7,741	12,625	2,173	2,935	1,442	1,002
Units redeemed	(35,851)	(34,651)	(4,171)	(677)	(20,516)	(11,414)	(5,973)	(10,913)

Ending units	264,280	290,466	22,342	18,772	53,848	72,191	22,444	26,975

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVAG		OVSB		PMVAAA		PMVRSA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(7,379)	(6,361)	11,387	3,691	5,739	19,183	353	1,465
Realized gain (loss) on investments	29,600	68,191	(12,007)	(528)	31,824	(6,694)	(584)	(2,220)
Change in unrealized gain (loss) on investments	(282,359)	99,787	(9,884)	8,524	(45,523)	42,973	(3,094)	915
Reinvested capital gains	168,398	108,945	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(91,740)	270,562	(10,504)	11,687	(7,960)	55,462	(3,325)	160

Equity transactions:
Purchase payments received from policyholders (note 6)	31,991	29,892	14,094	23,347	10,223	99,173	10,131	287
Transfers between funds	92,603	8,760	(76,687)	51,346	(297,215)	(47,101)	(3,763)	2,218
Surrenders (note 6)	(19,332)	(58,581)	(852)	(29,870)	(9,838)	(8,357)	-	(556)
Death Benefits (note 4)	(12,766)	-	-	-	-	(1,902)	-	-
Net policy repayments (loans) (note 5)	2,966	(488)	(8)	23,709	2,233	4,090	(264)	622
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(51,178)	(48,388)	(8,650)	(10,077)	(9,072)	(10,873)	(346)	(242)
Asset charges (note 3):
MSP contracts	(35)	(26)	(101)	(102)	-	-	-	-
SL contracts or LSFP contracts	(204)	(200)	(64)	(55)	-	-	-	-
Adjustments to maintain reserves	(7)	11	14	4	4	(1)	(2)	(2)

Net equity transactions	44,038	(69,020)	(72,254)	58,302	(303,665)	35,029	5,756	2,327

Net change in contract owners’ equity	(47,702)	201,542	(82,758)	69,989	(311,625)	90,491	2,431	2,487
Contract owners’ equity beginning of period	1,186,405	984,863	262,223	192,234	511,377	420,886	16,199	13,712

Contract owners’ equity end of period	1,138,703	1,186,405	179,465	262,223	199,752	511,377	18,630	16,199

CHANGES IN UNITS:
Beginning units	91,278	97,383	23,200	18,016	41,753	38,837	2,541	2,186
Units purchased	10,968	7,435	1,940	6,986	1,581	8,982	979	492
Units redeemed	(8,706)	(13,540)	(8,481)	(1,802)	(26,010)	(6,066)	(99)	(137)

Ending units	93,540	91,278	16,659	23,200	17,324	41,753	3,421	2,541

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVFBA		PMVLDA		PMVTRA		GVGMNS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$10,354	2,377	17,988	12,708	13,700	11,464	32	22
Realized gain (loss) on investments	(4,626)	(2,294)	(15,468)	(6,135)	(7,475)	(4,248)	143	80
Change in unrealized gain (loss) on investments	(19,387)	21,746	(3,163)	6,289	(21,724)	25,287	(2,806)	628
Reinvested capital gains	3,059	-	-	-	7,948	-	618	1,037

Net increase (decrease) in contract owners’ equity resulting from operations	(10,600)	21,829	(643)	12,862	(7,551)	32,503	(2,013)	1,767

Equity transactions:
Purchase payments received from policyholders (note 6)	8,436	10,110	106,890	33,580	13,952	16,278	1,019	1,019
Transfers between funds	10,024	(4,461)	(56,338)	(30,704)	31,693	(39,892)	-	30,476
Surrenders (note 6)	(26,852)	(9,756)	(91,485)	(97,801)	(70,061)	(39,330)	-	-
Death Benefits (note 4)	-	-	(13,966)	(15,717)	-	-	-	-
Net policy repayments (loans) (note 5)	(934)	(14,770)	(12,732)	(40,663)	(2,176)	8,401	-	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(12,239)	(11,981)	(56,123)	(58,649)	(23,850)	(24,957)	(1,861)	(1,542)
Asset charges (note 3):
MSP contracts	-	-	(3,120)	(3,196)	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(8)	12	(61)	76	(36)	46	(2)	7

Net equity transactions	(21,573)	(30,846)	(126,935)	(213,074)	(50,478)	(79,454)	(844)	29,960

Net change in contract owners’ equity	(32,173)	(9,017)	(127,578)	(200,212)	(58,029)	(46,951)	(2,857)	31,727
Contract owners’ equity beginning of period	223,243	232,260	1,237,958	1,438,170	720,182	767,133	41,788	10,061

Contract owners’ equity end of period	191,070	223,243	1,110,380	1,237,958	662,153	720,182	38,931	41,788

CHANGES IN UNITS:
Beginning units	17,035	19,555	98,910	116,237	60,793	67,610	3,190	873
Units purchased	1,652	928	6,896	4,733	2,860	2,470	79	2,443
Units redeemed	(3,429)	(3,448)	(17,355)	(22,060)	(7,171)	(9,287)	(144)	(126)

Ending units	15,258	17,035	88,451	98,910	56,482	60,793	3,125	3,190

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PVEIB		PVGOB		PVTIGB		RVARS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	(60)	(359)	(4,030)	(1,861)	2,130	3,964	(436)	(256)
Realized gain (loss) on investments	832	1,494	15,212	8,086	9,603	(37)	(1,917)	105
Change in unrealized gain (loss) on investments	(43,731)	11,841	(76,980)	99,049	(56,708)	47,697	(4,612)	2,468
Reinvested capital gains	8,291	-	37,205	5,352	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(34,668)	12,976	(28,593)	110,626	(44,975)	51,624	(6,965)	2,317

Equity transactions:
Purchase payments received from policyholders (note 6)	73,846	1,708	24,801	19,950	6,271	6,792	867	676
Transfers between funds	102,728	166,373	381,759	166,404	(2,514)	21,668	(84,765)	101,846
Surrenders (note 6)	(4,369)		(9,568)		(13,552)		-
Death Benefits (note 4)	-	-	(3,931)	(22,103)	(1,908)	-	-	-
Net policy repayments (loans) (note 5)	(244)	15	7,515	(347)	2,775	25,340	4,076	(4,034)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(8,537)	(4,026)	(31,883)	(23,439)	(11,977)	(11,573)	(1,163)	(932)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	(116)	(113)	-	-
Adjustments to maintain reserves	(5)	696	4	10	(12)	24	11	(4)

Net equity transactions	163,419	160,008	368,697	127,558	(21,033)	40,668	(80,974)	96,568

Net change in contract owners’ equity	128,751	172,984	340,104	238,184	(66,008)	92,292	(87,939)	98,885
Contract owners’ equity beginning of period	172,984	-	578,017	339,833	274,628	182,336	141,056	42,171

Contract owners’ equity end of period	$301,735	172,984	918,121	578,017	208,620	274,628	53,117	141,056

CHANGES IN UNITS:
Beginning units	15,278	-	43,778	33,522	11,093	9,294	13,139	4,053
Units purchased	15,440	16,276	27,812	16,270	808	2,984	929	9,565
Units redeemed	(1,445)	(998)	(3,322)	(6,014)	(1,435)	(1,185)	(8,827)	(479)

Ending units	29,273	15,278	68,268	43,778	10,466	11,093	5,241	13,139

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	TRHS2		TRLT2		VWBF		VWEM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(24,191)	(22,079)	194	846	70,212	17,404	(8,001)	(1,348)
Realized gain (loss) on investments	(4,990)	(7,793)	(793)	(1)	(170,808)	(40,631)	87,451	(56,708)
Change in unrealized gain (loss) on investments	(273,255)	906,556	490	(312)	42,483	138,623	(1,085,335)	1,678,155
Reinvested capital gains	289,738	206,365	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,698)		(109)		(58,113)		(1,005,885)

Equity transactions:
Purchase payments received from policyholders (note 6)	178,257	154,507	-	-	38,767	43,132	174,457	111,046
Transfers between funds	169,766	(436,460)	(6,730)	12,315	(1,617)	10,914	(519,624)	163,918
Surrenders (note 6)	(441,790)	(129,958)	(57,961)	-	(61,083)	(83,396)	(276,922)	(234,376)
Death Benefits (note 4)	(62,446)	(10,428)	-	-	(356,700)	(19,045)	(93,641)	(494,218)
Net policy repayments (loans) (note 5)	(40,526)	62,600	-	-	117,340	8,780	84,581	39,030
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	(45)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(231,340)	(228,088)	(72)	(743)	(66,534)	(70,608)	(176,860)	(192,166)
Asset charges (note 3):
MSP contracts	(4,261)	(4,418)	-	-	(319)	(380)	(832)	(1,375)
SL contracts or LSFP contracts	-	-	(39)	(208)	(111)	(116)	(857)	(992)
Adjustments to maintain reserves	(1)	(15)	2	(3)	(24)	37	86	(10)

Net equity transactions	(432,341)	(592,260)	(64,800)	11,361	(330,281)	(110,682)	(809,612)	(609,188)

Net change in contract owners’ equity	(445,039)	490,789	(64,909)	11,894	(388,394)	4,714	(1,815,497)	1,010,911
Contract owners’ equity beginning of period	4,964,050	4,473,261	74,462	62,568	1,047,647	1,042,933	4,673,218	3,662,307

Contract owners’ equity end of period	$4,519,011	4,964,050	9,553	74,462	659,253	1,047,647	2,857,721	4,673,218

CHANGES IN UNITS:
Beginning units	132,486	151,368	5,664	4,798	42,277	46,834	121,240	142,846
Units purchased	12,810	7,747	-	938	2,349	2,764	6,136	13,592
Units redeemed	(24,773)	(26,629)	(4,944)	(72)	(18,523)	(7,321)	(29,933)	(35,198)

Ending units	120,523	132,486	720	5,664	26,103	42,277	97,443	121,240

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	VWHA		WRASP		WRHIP		WRMCG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	(17,131)	(19,361)	16,908	17,120	56,306	32,101	(2,737)	(1,954)
Realized gain (loss) on investments	(148,647)	(429,998)	(98,710)	(66,986)	10,777	(16,494)	67,371	(1,391)
Change in unrealized gain (loss) on investments	(803,433)	313,797	(39,486)	331,752	(95,412)	26,030	(115,982)	80,296
Reinvested capital gains	-	-	52,585	-	-	-	23,248	11,259

Net increase (decrease) in contract owners’ equity resulting from operations	(969,211)	(135,562)	(68,703)	281,886	(28,329)	41,637	(28,100)	88,210

Equity transactions:
Purchase payments received from policyholders (note 6)	168,495	114,515	55,183	68,890	11,586	21,384	9,672	7,968
Transfers between funds	(113,821)	(330,713)	(76,103)	(132,506)	430,599	(158,049)	116,407	(1,732)
Surrenders (note 6)	(73,037)	(164,096)	(293,962)	(310,121)	-	(11,294)	(26,095)	(685)
Death Benefits (note 4)	(44,073)	(146,733)	-	(11,820)	-	-	-	-
Net policy repayments (loans) (note 5)	92,799	31,048	(92)	26,774	29,423	13,212	(12,115)	(4,573)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(168,149)	(176,708)	(64,726)	(71,643)	(38,713)	(36,992)	(13,049)	(9,362)
Asset charges (note 3):
MSP contracts	(1,548)	(1,718)	(716)	(776)	-	-	-	-
SL contracts or LSFP contracts	(522)	(525)	-	-	-	-	-	-
Adjustments to maintain reserves	(3,333)	(147)	(4)	18	(9)	9	(18)	3

Net equity transactions	(143,189)	(675,077)	(380,420)	(431,184)	432,886	(171,730)	74,802	(8,381)

Net change in contract owners’ equity	(1,112,400)	(810,639)	(449,123)	(149,298)	404,557	(130,093)	46,702	79,829
Contract owners’ equity beginning of period	3,551,521	4,362,160	1,627,345	1,776,643	623,617	753,710	420,337	340,508

Contract owners’ equity end of period	2,439,121	3,551,521	1,178,222	1,627,345	1,028,174	623,617	467,039	420,337

CHANGES IN UNITS:
Beginning units	89,572	109,288	94,497	121,332	45,132	57,879	23,964	24,509
Units purchased	9,999	10,858	4,571	5,748	38,770	3,030	5,825	1,294
Units redeemed	(13,196)	(30,574)	(26,380)	(32,583)	(7,550)	(15,777)	(2,984)	(1,839)

Ending units	86,375	89,572	72,688	94,497	76,352	45,132	26,805	23,964

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SVDF		SVOF		WFVSCG		PVGIB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	(4,833)	(5,304)	(7,753)	(994)	(2,783)	(1,727)	-	1,753
Realized gain (loss) on investments	(174)	3,080	125,687	122,604	49,675	(11,710)	-	(3,673)
Change in unrealized gain (loss) on investments	(119,691)	142,244	(338,956)	16,449	(167,475)	78,106	-	(4,360)
Reinvested capital gains	79,969	37,662	126,648	104,538	59,567	9,148	-	10,709

Net increase (decrease) in contract owners’ equity resulting from operations	(44,729)	177,682	(94,374)	242,597	(61,016)	73,817	-	4,429

Equity transactions:
Purchase payments received from policyholders (note 6)	6,769	4,073	7,116	7,920	9,567	8,598	-	(4,394)
Transfers between funds	8,134	(3,149)	348	(119,649)	264,246	(17,612)	-	(92,850)
Surrenders (note 6)	(41,042)	(167,653)	(70,363)	(90,844)	(20,778)	(12,494)	-	(3,324)
Death Benefits (note 4)	(197,410)	(14,381)	(248,006)	(4,884)	-	(24,620)	-	-
Net policy repayments (loans) (note 5)	149,586	5,996	143,981	249	(4,080)	(1,222)	-	(691)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(14,061)	(15,866)	(26,789)	(29,389)	(19,899)	(15,217)	-	(2,880)
Asset charges (note 3):
MSP contracts	-	-	-	-	(162)	(99)	-	-
SL contracts or LSFP contracts	(641)	(591)	(1,360)	(1,392)	-	-	-	(3)
Adjustments to maintain reserves	(69)	1,091	(1,252)	2,769	(39)	29	-	6,416

Net equity transactions	(88,734)	(190,480)	(196,325)	(235,220)	228,855	(62,637)	-	(97,726)

Net change in contract owners’ equity	(133,463)	(12,798)	(290,699)	7,377	167,839	11,180	-	(93,297)
Contract owners’ equity beginning of period	674,086	686,884	1,414,411	1,407,034	345,820	334,640	-	93,297

Contract owners’ equity end of period	540,623	674,086	1,123,712	1,414,411	513,659	345,820	-	-

CHANGES IN UNITS:
Beginning units	13,560	18,245	40,924	45,057	10,835	13,108	-	3,854
Units purchased	563	452	240	405	6,966	1,425	-	88
Units redeemed	(2,389)	(5,137)	(6,860)	(4,538)	(1,846)	(3,698)	-	(3,942)

Ending units	11,734	13,560	34,304	40,924	15,955	10,835	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

DREYFUS CORPORATION

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)

IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI)

IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)

IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

NORTHERN LIGHTS

NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

AB FUNDS

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)*

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

AC VP Inc - AC VP Balanced Fund: Class I (ACVB)

AC VP Inc - AC VP CAF: Class I (ACVCA)

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Intnl Fund: Class I (ACVI)

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)

AC VP Inc - AC VP Value Fund: Class I (ACVV)*

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)

BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)

Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED INVESTORS

Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2)

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)

FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)

FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)

FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FID VIPs - EM Portfolio - SC (FEMS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 1 (TIF)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)

MORGAN STANLEY

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - EM Debt Portfolio: Class I (MSEM)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

NW VIT - NVIT ID Managed Growth & Income Fund: Class I (IDPGI)*

NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)*

NW VIT - NVIT Bond Index Fund: Class I (NVBX)

NW VIT - NVIT Intnl Index Fund: Class I (NVIX)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)

NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT DFA CAF: Class P (NVLCAP)

NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Guardian Portfolio: I Class Shares (AMGP)

NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Large Cap Value Portfolio: Class I (AMTP)

NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)

OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)*

OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO VIT - CommodityReaLReturn(R) SP: Administrative Class (PMVRSA)

PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)*

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

T RP Fixed Income Series Inc - T RP Limited Term Bond Portfolio: II (TRLT2)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)

VanEck VIPT - EM Fund: Initial Class (VWEM)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

IVY INVESTMENTS

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

WELLS FARGO FUNDS

WF VT - VT Discovery Fund: Class 2 (SVDF)

WF VT - VT Opportunity Fund: Class 2 (SVOF)

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2018, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2018 and for each of the years in the two-year period ended December 31, 2018. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2018 or from January 1, 2018 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2017, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2017 or from January 1, 2017 to the liquidation date:

	Inception Date	Liquidation Date
BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)	6/12/2017
Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)	5/17/2018
Fed IS - Fed Managed Tail Risk Fund II: Primary Shares (obsolete) (FVCA2P)		8/17/2018
Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2)	8/17/2018
FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)	5/24/2017
FID VIPs - EM Portfolio - SC (FEMS)	7/10/2018
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)	5/9/2017
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	7/24/2018
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	5/12/2017
Putnam VT - Putnam VT Growth & Income Fund: Class IB (obsolete) (PVGIB)		5/12/2017

For the two-year period ended December 31, 2018, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHYI	BR VSF Inc - BR High Yield VI Fund: Class I	Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I	9/17/2018
NVOLG1	NW VIT - NVIT Dynamic US Growth Fund: Class I	NVIT Large Cap Growth Fund - Class I	7/13/2018
PMVFBA	PIMCO VIT - IB Portfolio (unhedged): Administrative Class	PIMCO VIT - FB Portfolio (unhedged): Administrative Class	7/30/2018
EIF	NW VIT - BR NVIT Equity Dividend Fund: Class I	Invesco NVIT Comstock Value Fund - Class I	1/10/2017

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2018 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge (includes any Administrative Expense and Premium Expense Charges) - assessed through a redemption of units	Equal, on an annual basis, to 0.50% - 1.60% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	0.0% - 9.5% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	0.04% - 3.50% of each premium payment
Short-Term Trading Fee - assessed through a redemption of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a redemption of units	Varies widely based on the underwriting characteristics of the insured
Administrative Charge - assessed through a redemption of units	$7.50 - $80 per policy, per month; in some products .25% - .40% of the subaccount assets
Increase Charge	$0.17 per $1,000 of specified amount increase
Surrender Charge - assessed through a redemption of units	$0.00 - $27.94 per $1,000 of a policy’s specified amount; in single premium policies 0.0% - 10% - of the premium surrendered
Policy Loan Interest Charge - assessed through a redemption of units	6% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a redemption of units	$25.00 per request
Rider Charges - assessed through a redemption of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.02 - $5.73 per $1,000 of the rider’s net amount risk
Guaranteed Minimum Death Benefit Rider	$0.01 - $4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Base Insured Term Rider Charge	$0.02 - $83.34 per $1,000 of the rider’s death benefit
Estate Protection Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy specified amount

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

For the periods ended December 31, 2018 and 2017, total front-end sales charge deductions were $1,145,101 and $1,228,999, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For last survivor flexible premium policies issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium policies issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium policies issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment policies, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life policies, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

The following table provides mortality and expense risk charges by policy type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2018:

	Total	DVSCS	DSIF	DSRG	DCAP	DSC	DGI	ACEG
Variable Executive Life	$12,670	-	489	-	-	-	10	-
Multiple Payment	2,260	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	2,555	-	-	-	-	-	-	-
Flexible Premium VUL	2,931,630	9,444	204,120	38,120	16,023	1,724	6,377	740
Single Premium issue after to April 16 1990	350,141	5,883	23,376	1,600	3,317	-	1,157	-

Totals	$3,299,256	$15,327	$227,985	$39,720	$19,340	$1,724	$7,544	$740

	AVMCCI	IVKMG1	IVBRA1	NOTB3	NOTG3	ALVGIA	ALVSVA	ACVB
Variable Executive Life	$-	-	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	90	1,335	1,097	54	11	1,859	4,974	17,697
Single Premium issue after to April 16 1990	-	-	-	-	-	-	-	19,039

Totals	$90	$1,335	$1,097	$54	$11	$1,859	$4,974	$36,736

	ACVCA	ACVIG	ACVIP2	ACVI	ACVMV1	ACVU1	BRVHYI	MLVGA2
Variable Executive Life	$-	-	87	-	-	-	-	40
Multiple Payment	86	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	268	-	-	-	-	-	-	-
Flexible Premium VUL	106	6,779	4,699	154	11,389	-	318	11,554
Single Premium issue after to April 16 1990	10,641	746	-	958	-	8,238	-	-

Totals	$11,101	$7,525	$4,786	$1,112	$11,389	$8,238	$318	$11,594

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	DWVSVS	DFVGMI	DFVIPS	DSGIBA	FVCA2P	FVU2	FQB	FEIP
Variable Executive Life	$-	-	-	-	-	-	-	1,654
Multiple Payment	-	-	-	-	-	-	-	338
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	172
Flexible Premium VUL	1,868	59	1,081	779	162	101	3,392	177,825
Single Premium issue after to April 16 1990	-	-	-	-	-	-	2,821	21,338

Totals	$1,868	$59	$1,081	$779	$162	$101	$6,213	$201,327

	FHIP	FRESS	FAMP	FNRS2	FF10S	FF20S	FF30S	FGP
Variable Executive Life	$169	-	2	-	-	-	-	2,812
Multiple Payment	98	-	-	-	-	-	-	1,274
Single Premium issue prior to April 16 1990	-	-	327	-	-	-	-	1,245
Flexible Premium VUL	36,811	49	43,444	6,949	2,141	6,872	7,050	335,935
Single Premium issue after to April 16 1990	3,478	-	15,524	-	-	-	-	46,811

Totals	$40,556	$49	$59,297	$6,949	$2,141	$6,872	$7,050	$388,077

	FIGBS	FMCS	FOP	FOS	FVSS	FEMS	FTVIS2	FTVRDI
Variable Executive Life	$25	-	7	82	-	-	41	-
Multiple Payment	-	-	205	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	8,950	34,044	15,719	20,836	2,831	201	6,986	19,922
Single Premium issue after to April 16 1990	-	-	7,332	-	1,088	-	-	-

Totals	$8,975	$34,044	$23,263	$20,918	$3,919	$201	$7,027	$19,922

	FTVSVI	FTVDM2	TIF	TIF2	FTVGI2	FTVFA2	JABS	JAEI
Variable Executive Life	$-	-	-	-	84	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	13,305	4,046	282	5,894	9,405	1,272	6,935	1,446
Single Premium issue after to April 16 1990	-	-	-	-	-	-	-	-

Totals	$13,305	$4,046	$282	$5,894	$9,489	$1,272	$6,935	$1,446

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	JACAS	JAGTS	JAIGS	LOVTRC	MV2IGI	MNDIC	MVFIC	MSVFI
Variable Executive Life	$-	70	14	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	17,147	14,700	11,517	6,006	1,065	1,280	15,636	1,411
Single Premium issue after to April 16 1990	5,122	5,217	6,307	-	-	-	-	-

Totals	$22,269	$19,987	$17,838	$6,006	$1,065	$1,280	$15,636	$1,411

	MSEM	MSVRE	DTRTFB	IDPG	NVBX	NVIX	NVAMV1	GVAAA2
Variable Executive Life	$-	-	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	3,071	4	5	3	1,575	1,350	29,399	16,089
Single Premium issue after to April 16 1990	70	4,620	-	-	-	-	5,563	-

Totals	$3,141	$4,624	$5	$3	$1,575	$1,350	$34,962	$16,089

	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVNMO1
Variable Executive Life	$-	-	29	-	-	-	36	302
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	2,505	9,801	11,539	4,088	3,874	7,488	18,207	72,629
Single Premium issue after to April 16 1990	-	-	-	-	-	661	157	514

Totals	$2,505	$9,801	$11,568	$4,088	$3,874	$8,149	$18,400	$73,445

	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1
Variable Executive Life	$-	-	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	677	1,776	2,192	3,461	255	5,520	4,081	1,284
Single Premium issue after to April 16 1990	-	-	-	-	-	-	-	-

Totals	$677	$1,776	$2,192	$3,461	$255	$5,520	$4,081	$1,284

	NVCBD1	NVLCP1	TRF	GBF	GVIX2	GVIDA	NVDBL2	NVDCA2
Variable Executive Life	$-	-	1,437	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	1	-	-	-	-	-
Flexible Premium VUL	1,919	701	296,780	20,654	1,400	10,363	1,960	780
Single Premium issue after to April 16 1990	1,876	-	8,837	4,496	-	193	-	-

Totals	$3,795	$701	$307,055	$25,150	$1,400	$10,556	$1,960	$780

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	GVDIVI
Variable Executive Life	$-	-	165	-	26	483	-	-
Multiple Payment	-	-	-	-	-	44	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	1	-	-
Flexible Premium VUL	883	12,897	22,745	3,408	26,426	52,821	18,595	2,203
Single Premium issue after to April 16 1990	900	1,325	4,316	4,214	6,123	21,476	1,986	-

Totals	$1,783	$14,222	$27,226	$7,622	$32,575	$74,825	$20,581	$2,203

	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF
Variable Executive Life	$-	-	263	-	-	25	1,709	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	10,509	6,230	167,740	117,557	9,302	20,125	79,991	4,357
Single Premium issue after to April 16 1990	527	218	571	2,199	205	2,068	3,432	2,394

Totals	$11,036	$6,448	$168,574	$119,756	$9,507	$22,218	$85,132	$6,751

	NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1	NVLCAP	NVLMP	NVSIX2
Variable Executive Life	$-	869	-	-	196	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	695	331,141	1,820	4,052	33,383	786	1,369	1,321
Single Premium issue after to April 16 1990	-	24,445	-	-	420	-	-	-

Totals	$695	$356,455	$1,820	$4,052	$33,999	$786	$1,369	$1,321

	GVEX1	AMTB	AMGP	AMCG	AMMCGS	AMTP	AMSRS	OVMS
Variable Executive Life	$-	55	-	-	33	-	-	4
Multiple Payment	-	-	-	196	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	271	-	-	-	-
Flexible Premium VUL	17,629	4,949	-	-	584	28	3,788	23,854
Single Premium issue after to April 16 1990	-	1,998	751	6,112	-	6,704	-	3,156

Totals	$17,629	$7,002	$751	$6,579	$617	$6,732	$3,788	$27,014

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	OVGR	OVB	OVGS	OVIG	OVGI	OVSC	OVAG	OVSB
Variable Executive Life	$-	-	1,378	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	-	12,212	104,730	1,271	5,953	5,663	5,760	1,008
Single Premium issue after to April 16 1990	-	2,964	10,830	-	156	-	1,619	-

Totals	$-	$15,176	$116,938	$1,271	$6,109	$5,663	$7,379	$1,008

	PMVAAA	PMVRSA	PMVFBA	PMVLDA	PMVTRA	GVGMNS	PVEIB	PVGOB
Variable Executive Life	$-	-	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	1,206	101	1,144	4,209	3,455	240	1,353	4,030
Single Premium issue after to April 16 1990	-	-	-	-	-	-	-	-

Totals	$1,206	$101	$1,144	$4,209	$3,455	$240	$1,353	$4,030

	PVTIGB	RVARS	TRHS2	VWBF	VWEM	VWHA	WRASP	WRHIP
Variable Executive Life	$-	-	-	41	20	13	-	-
Multiple Payment	-	-	-	19	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	1,124	436	24,191	3,014	17,968	14,189	7,276	4,808
Single Premium issue after to April 16 1990	-	-	-	2,095	2,329	2,929	-	-

Totals	$1,124	$436	$24,191	$5,169	$20,317	$17,131	$7,276	$4,808

	WRMCG	SVDF	SVOF	WFVSCG
Variable Executive Life	$-	-	-	-
Multiple Payment	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	270	-
Flexible Premium VUL	2,737	-	133	2,783
Single Premium issue after to April 16 1990	-	4,833	9,866	-

Totals	$2,737	$4,833	$10,269	$2,783

(4) Death Benefits

Death benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to 90.00% (50% during first year of single and modified single premium policies) of a policy’s cash surrender value. For single premium policies issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium policies issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium policies, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2018 and 2017, total transfers to the Separate Account from the fixed account were $29,179,882 and $22,745,228, respectively, and total transfers from the Separate Account to the fixed account were $17,669,861 and $15,807,365, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2018.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$559,302,535	$-	$-	$559,302,535

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2018 are as follows:

	Purchase of Investments	Sales of Investments
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)	$1,352,112	$648,439
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)	2,851,304	6,440,109
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)	1,516,747	488,030
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)	627,194	362,366
Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	170,097	117,361
Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)	219,352	181,921
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)	295,714	151,812
IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI)	542	222
IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	379	27,619
IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)	46,308	33,127
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	230,203	28,472

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)	715	458
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)	389	149
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)	12	-
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class A (ALVGIA)	142,298	103,077
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)	154	35
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	107,702	112,994
AC VP Inc - AC VP Balanced Fund: Class I (ACVB)	248,715	742,943
AC VP Inc - AC VP CAF: Class I (ACVCA)	21,461	254,377
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)	215,669	198,250
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)	346,335	278,693
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)	57,431	52,951
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)	621,473	561,640
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)	139,907	65,433
BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)	135,789	82,169
BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)	186,828	1,109,309
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)	50,201	173,951
Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)	27,788	282
Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)	17,469	3,922
Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)	128,482	112,101
Fed IS - Fed Managed Tail Risk Fund II: Primary Shares (obsolete) (FVCA2P)	7,346	129,946
Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2)	129,042	73,059
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)	147,055	199,974
FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)	2,797,906	4,178,611
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)	495,971	1,228,724
FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)	9,495	6,840
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)	635,515	1,180,184
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)	337,100	362,133
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)	20,209	28,085
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)	106,799	389,534
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)	88,596	172,991
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)	10,510,172	6,857,424
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)	185,785	196,920
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)	721,017	792,141
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)	119,368	777,387
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)	156,072	416,048
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)	56,795	225,106
FID VIPs - EM Portfolio - SC (FEMS)	140,111	830
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)	109,177	277,427
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)	612,273	704,637
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)	471,052	301,603
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)	79,108	422,163
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 1 (TIF)	1,732	4,008
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)	348,178	162,216
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)	100,470	228,842
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)	22,067	102,178
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	1,316,458	268,828
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)	294,365	390,068
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	1,082,272	896,425
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)	1,375,035	1,222,595
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	236,819	1,125,755
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)	56,442	1,078,514
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)	104,930	140,436
MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)	456,123	309,738
MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)	586,398	656,773
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)	41,488	26,768
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)	80,079	165,548
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)	99,589	120,505
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	2,146	46
NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)	909	137
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)	12	-
NW VIT - NVIT Bond Index Fund: Class I (NVBX)	15,464	35,796
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)	191,791	14,664
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)	606,795	595,983
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)	421,824	300,334
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)	71,944	85,796
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)	559,695	527,174

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)	407,384	493,761
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)	117,708	156,094
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)	97,714	299,941
NW VIT - NVIT EM Fund: Class I (GEM)	103,867	612,386
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)	235,786	385,151
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	1,707,577	1,325,522
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)	15,046	6,674
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)	45,759	11,341
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)	33,800	19,643
NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)	77,495	32,971
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)	48,012	10,823
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)	166,506	94,066
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)	75,858	67,636
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)	183,477	59,046
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)	138,354	36,402
NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)	15,088	19,130
NW VIT - NVIT NW Fund: Class I (TRF)	729,720	4,350,276
NW VIT - NVIT Gov Bond Fund: Class I (GBF)	267,401	386,853
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)	24,663	250,066
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)	523,714	445,681
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)	206,528	15,760
NW VIT - NVIT ID CAF: Class II (NVDCA2)	46,829	24,542
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)	19,057	70,730
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)	429,830	330,772
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)	651,051	486,650
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)	169,974	200,042
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)	782,013	1,162,795
NW VIT - NVIT Gov MM Fund: Class I (SAM)	7,723,958	6,205,664
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)	388,126	595,839
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)	37,806	57,926
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	415,027	210,865
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	264,489	228,327
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	5,867,691	3,835,507
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	4,124,563	2,579,356
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	656,826	526,036
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	1,135,143	936,382
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)	4,189,977	1,463,999
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)	104,910	98,389
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)	7,367	29,025
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)	7,489,074	6,451,432
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)	335,079	122,405
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)	126,930	115,499
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)	242,081	912,767
NW VIT - NVIT DFA CAF: Class P (NVLCAP)	70,095	25,451
NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)	183,982	43,524
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)	177,738	83,002
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)	936,956	664,882
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)	80,740	319,872
NB AMT - Guardian Portfolio: I Class Shares (AMGP)	9,527	5,362
NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)	38	329
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	152,501	190,721
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	17,208	15,660
NB AMT - Large Cap Value Portfolio: Class I (AMTP)	473,869	421,834
NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)	767	3,720
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)	51,941	53,881
OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)	264,686	410,652
OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)	690	692
OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)	176,078	343,172
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)	2,231,581	2,891,867
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)	107,517	59,771
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)	187,010	472,365
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)	181,044	225,927
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)	298,153	93,088
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)	48,357	109,236
PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)	16,929	314,860
PIMCO VIT - CommodityReaLReturn(R) SP: Administrative Class (PMVRSA)	14,581	8,471

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)	35,735	43,887
PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)	185,896	294,781
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)	104,232	133,026
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)	1,905	2,097
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	183,135	11,481
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)	459,943	58,075
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)	86,463	105,354
GGH Variable Fund - Multi-Hedge Strategies (RVARS)	25,303	106,725
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)	1,231,677	1,398,470
T RP Fixed Income Series Inc - T RP Limited Term Bond Portfolio: II (TRLT2)	28,508	93,116
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)	155,629	415,676
VanEck VIPT - EM Fund: Initial Class (VWEM)	264,434	1,082,133
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)	299,101	456,087
Ivy VIP - Asset Strategy: Class II (WRASP)	106,715	417,639
Ivy VIP - High Income: Class II (WRHIP)	729,796	240,595
Ivy VIP - Mid Cap Growth: Class II (WRMCG)	668,975	573,644
WF VT - VT Discovery Fund: Class 2 (SVDF)	117,893	131,421
WF VT - VT Opportunity Fund: Class 2 (SVOF)	154,597	230,775
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)	714,323	428,646

	$87,433,265	$88,419,245

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2018, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2018. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2018	0.00%	to	1.00%	82,256	$36.93	to	$31.26	$2,733,048	0.74%	-8.97%	to	-9.89%
2017	0.00%	to	1.00%	67,811	40.57	to	34.69	2,549,012	0.65%	12.40%	to	11.29%
2016	0.00%	to	1.00%	81,367	36.10	to	31.17	2,725,441	0.84%	25.73%	to	24.48%
2015	0.00%	to	1.00%	75,934	28.71	to	25.04	2,033,512	0.71%	-2.33%	to	-3.30%
2014	0.00%	to	1.00%	78,085	29.40	to	25.90	2,154,442	0.59%	5.12%	to	4.08%
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
2018	0.00%	to	1.00%	669,994	55.52	to	19.94	40,984,804	1.65%	-4.63%	to	-5.59%
2017	0.00%	to	1.00%	746,832	58.22	to	21.12	48,222,612	1.70%	21.54%	to	20.33%
2016	0.00%	to	1.00%	823,181	47.90	to	17.55	44,003,898	2.01%	11.71%	to	10.60%
2015	0.00%	to	1.00%	896,681	42.88	to	15.87	43,486,411	1.81%	1.11%	to	0.10%
2014	0.00%	to	1.00%	986,251	42.41	to	15.86	47,380,837	1.74%	13.42%	to	12.30%
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)
2018	0.00%	to	1.00%	132,225	39.44	to	13.35	6,509,504	1.76%	-4.40%	to	-5.36%
2017	0.00%	to	1.00%	140,984	41.26	to	14.10	7,221,620	1.15%	15.33%	to	14.19%
2016	0.00%	to	1.00%	151,270	35.77	to	12.35	6,723,873	1.30%	10.37%	to	9.28%
2015	0.00%	to	1.00%	164,369	32.41	to	11.30	6,674,816	1.07%	-3.19%	to	-4.16%
2014	0.00%	to	1.00%	182,744	33.48	to	11.79	7,698,420	1.06%	13.45%	to	12.32%
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
2018	0.00%	to	1.00%	118,233	36.26	to	20.11	3,730,581	1.26%	-6.85%	to	-7.78%
2017	0.00%	to	1.00%	127,283	38.93	to	21.80	4,320,702	1.33%	27.33%	to	26.07%
2016	0.00%	to	1.00%	141,818	30.57	to	17.29	3,803,048	1.62%	7.90%	to	6.83%
2015	0.00%	to	1.00%	173,129	28.33	to	16.19	4,253,508	1.71%	-2.47%	to	-3.44%
2014	0.00%	to	1.00%	191,958	29.05	to	16.77	4,872,602	1.84%	8.09%	to	7.02%
Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2018	0.00%	to	0.80%	10,737	26.18	to	23.10	258,325	0.00%	-19.08%	to	-19.73%
2017	0.00%	to	0.80%	10,608	32.35	to	28.77	318,008	0.00%	24.68%	to	23.69%
2016	0.00%	to	0.80%	14,463	25.95	to	23.26	349,909	0.00%	17.07%	to	16.14%
2015	0.00%	to	0.80%	21,079	22.17	to	20.03	438,462	0.00%	-2.28%	to	-3.06%
2014	0.00%	to	0.80%	14,106	22.68	to	20.66	301,521	0.00%	1.59%	to	0.78%
Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)
2018	0.00%	to	1.00%	44,464	35.95	to	19.98	1,381,884	0.80%	-4.68%	to	-5.64%
2017	0.00%	to	1.00%	47,631	37.71	to	21.18	1,559,084	0.74%	19.71%	to	18.52%
2016	0.00%	to	1.00%	51,914	31.50	to	17.87	1,428,081	1.20%	10.03%	to	8.94%
2015	0.00%	to	1.00%	58,822	28.63	to	16.40	1,482,509	0.85%	1.58%	to	0.57%
2014	0.00%	to	1.00%	63,074	28.18	to	16.31	1,571,310	0.78%	10.07%	to	8.98%
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)
2018	0.00%	to	0.80%	10,144	19.53	to	18.51	192,604	0.00%	-3.62%	to	-4.40%
2017	0.00%	to	0.80%	5,178	20.26	to	19.36	103,592	0.14%	27.34%	to	26.33%
2016	0.00%	to	0.80%	5,163	15.91	to	15.33	81,470	0.00%	2.27%	to	1.46%
2015	0.00%	to	0.80%	4,318	15.56	to	15.11	66,675	0.00%	5.01%	to	4.17%
2014	0.00%	to	0.80%	4,951	14.82	to	14.50	72,889	0.06%	8.44%	to	7.58%
IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI)
2018			0.00%	132	22.14			2,923	0.33%	-19.18%
2017			0.00%	134	27.39			3,671	0.39%	17.44%
2016			0.00%	177	23.33			4,129	0.39%	18.34%
2015			0.00%	202	19.71			3,982	2.58%	-10.40%
2014			0.00%	242	22			5,324	1.34%	6.62%
IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2018	0.50%	to	0.80%	139	14.52	to	14.23	1,992	0.07%	-11.80%	to	-12.06%
2017	0.50%	to	0.80%	1,815	16.46	to	16.18	29,862	0.91%	14.35%	to	14.01%
2016			0.50%	61	14.39			878	0.08%	12.87%
2015			0.50%	66	12.75			842	0.10%	-4.51%
2014			0.50%	2,314	13.35			30,901	0.05%	3.91%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)
2018	0.00%	to	0.80%	14,567	17.16	to	16.26	242,150	0.00%	-5.58%	to	-6.34%
2017	0.00%	to	0.80%	15,417	18.17	to	17.36	272,616	0.00%	22.49%	to	21.52%
2016	0.00%	to	0.80%	14,520	14.83	to	14.29	210,577	0.00%	0.76%	to	-0.04%
2015	0.00%	to	0.80%	19,785	14.72	to	14.30	286,131	0.00%	1.21%	to	0.40%
2014	0.00%	to	0.80%	15,517	14.55	to	14.24	222,889	0.00%	8.04%	to	7.18%
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2018	0.50%	to	0.80%	26,687	11.12	to	10.96	296,454	2.31%	-6.93%	to	-7.21%
2017	0.50%	to	0.80%	12,123	11.94	to	11.81	144,625	3.66%	9.61%	to	9.28%
2016	0.50%	to	0.80%	14,594	10.90	to	10.81	158,770	0.45%	11.08%	to	10.75%
2015	0.50%	to	0.80%	11,752	9.81	to	9.76	115,139	4.50%	-4.58%	to	-4.86%
2014	0.50%	to	0.80%	9,313	10.28	to	10.26	95,720	0.00%	2.80%	to	2.59%	****
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2018			0.50%	902	10.86			9,806	1.60%	-6.62%
2017			0.50%	938	11.63			10,908	0.83%	10.03%
2016			0.50%	973	10.57			10,283	1.29%	5.49%
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2018	0.50%	to	0.80%	197	11.01	to	10.82	2,176	1.42%	-9.29%	to	-9.57%
2017			0.50%	188	12.13			2,281	1.53%	16.87%
2016			0.80%	198	10.27			2,033	1.58%	4.67%
2015			0.80%	207	9.81			2,031	1.29%	-9.94%
2014			0.80%	215	10.89			2,342	0.99%	0.38%
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2018			0.80%	1			10.96	11	0.00%	-8.12%
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2018	0.00%	to	0.80%	11,311	34.16	to	30.13	357,883	0.96%	-5.61%	to	-6.36%
2017	0.00%	to	0.80%	11,414	36.19	to	32.18	384,234	1.43%	18.92%	to	17.98%
2016	0.00%	to	0.80%	12,562	30.43	to	27.28	356,845	1.05%	11.30%	to	10.42%
2015	0.00%	to	0.80%	12,235	27.34	to	24.70	313,874	1.36%	1.70%	to	0.89%
2014	0.00%	to	0.80%	15,203	26.88	to	24.49	384,461	1.18%	9.54%	to	8.67%
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2018	0.80%			9	12.45			112	1.96%	-7.81%
2017	0.80%			1	13.51			14	1.22%	13.76%
2016	0.80%			14	11.87			166	0.67%	2.77%
2015	0.80%			43	11.55			497	0.76%	-1.88%
2014	0.80%			77	11.77			907	0.83%	3.62%
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2018	0.00%	to	0.80%	20,368	44.59	to	39.33	842,341	0.48%	-15.03%	to	-15.71%
2017	0.00%	to	0.80%	22,186	52.47	to	46.66	1,084,321	0.44%	13.15%	to	12.25%
2016	0.00%	to	0.80%	27,662	46.38	to	41.57	1,199,444	0.67%	25.09%	to	24.09%
2015	0.00%	to	0.80%	30,399	37.07	to	33.50	1,059,432	0.77%	-5.49%	to	-6.24%
2014	0.00%	to	0.80%	35,245	39.23	to	35.73	1,304,186	0.72%	9.20%	to	8.33%
AC VP Inc - AC VP Balanced Fund: Class I (ACVB)
2018	0.00%	to	1.00%	162,951	38.63	to	19.58	4,984,865	1.40%	-3.83%	to	-4.79%
2017	0.00%	to	1.00%	176,047	40.17	to	20.57	5,781,607	1.56%	13.91%	to	12.78%
2016	0.00%	to	1.00%	178,035	35.27	to	18.24	5,146,349	1.58%	6.99%	to	5.93%
2015	0.00%	to	1.00%	185,739	32.96	to	17.22	5,191,580	1.77%	-2.57%	to	-3.54%
2014	0.00%	to	1.00%	202,718	33.83	to	17.85	6,313,545	1.53%	9.85%	to	8.76%
AC VP Inc - AC VP CAF: Class I (ACVCA)
2018	0.00%	to	1.00%	52,029	42.88	to	19.25	1,282,005	0.00%	-5.20%	to	-6.15%
2017	0.00%	to	1.00%	63,028	45.23	to	20.51	1,590,508	0.00%	21.79%	to	20.58%
2016	0.00%	to	1.00%	70,579	37.13	to	17.01	1,459,428	0.00%	3.23%	to	2.20%
2015	0.00%	to	1.00%	83,442	35.97	to	16.64	1,641,728	0.00%	1.93%	to	0.92%
2014	0.00%	to	1.00%	98,440	35.29	to	16.49	1,852,786	0.00%	8.14%	to	7.06%
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
2018	0.00%	to	1.00%	54,209	29.19	to	19.62	1,420,904	1.92%	-6.87%	to	-7.80%
2017	0.00%	to	1.00%	58,537	31.34	to	21.28	1,660,296	2.25%	20.49%	to	19.29%
2016	0.00%	to	1.00%	94,337	26.01	to	17.84	2,054,209	2.36%	13.48%	to	12.36%
2015	0.00%	to	1.00%	100,085	22.92	to	15.87	1,942,153	2.07%	-5.62%	to	-6.56%
2014	0.00%	to	1.00%	128,055	24.28	to	16.99	2,665,348	2.02%	12.50%	to	11.38%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
2018	0.00%	to	0.80%	64,811	16.37	to	14.44	989,957	2.83%	-2.82%	to	-3.60%
2017	0.00%	to	0.80%	62,077	16.85	to	14.98	984,277	2.61%	3.67%	to	2.85%
2016	0.00%	to	0.80%	64,675	16.25	to	14.57	993,812	1.85%	4.39%	to	3.56%
2015	0.00%	to	0.80%	72,248	15.57	to	14.06	1,069,079	1.96%	-2.47%	to	-3.25%
2014	0.00%	to	0.80%	76,999	15.96	to	14.54	1,171,233	1.26%	3.30%	to	2.48%
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)
2018	0.00%	to	1.00%	15,888	30.50	to	11.62	359,511	1.28%	-15.22%	to	-16.07%
2017	0.00%	to	1.00%	16,842	35.98	to	13.85	450,866	0.94%	31.21%	to	29.90%
2016	0.00%	to	1.00%	24,430	27.42	to	10.66	471,197	1.06%	-5.50%	to	-6.44%
2015	0.00%	to	1.00%	26,275	29.02	to	11.39	531,437	0.33%	0.76%	to	-0.24%
2014	0.00%	to	1.00%	31,160	28.80	to	11.42	498,337	1.68%	-5.51%	to	-6.45%
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
2018	0.00%	to	0.80%	68,042	32.18	to	28.85	2,047,913	1.40%	-12.84%	to	-13.53%
2017	0.00%	to	0.80%	70,812	36.92	to	33.37	2,453,645	1.52%	11.69%	to	10.81%
2016	0.00%	to	0.80%	91,289	33.06	to	30.11	2,844,166	1.70%	22.85%	to	21.88%
2015	0.00%	to	0.80%	80,976	26.91	to	24.71	2,065,583	1.67%	-1.43%	to	-2.22%
2014	0.00%	to	0.80%	83,768	27.30	to	25.27	2,179,777	1.16%	16.42%	to	15.50%
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)
2018	0.00%	to	1.00%	28,727	31.16	to	26.38	758,778	0.26%	0.76%	to	-0.25%
2017	0.00%	to	1.00%	28,800	30.93	to	26.45	762,578	0.02%	32.22%	to	30.91%
2016	0.00%	to	1.00%	809	23.39	to	20.20	17,047	0.76%	4.45%	to	3.41%
2015	0.00%	to	1.00%	8,573	22.40	to	19.53	172,130	0.57%	6.27%	to	5.21%
2014	0.00%	to	1.00%	11,928	21.07	to	18.57	222,110	0.43%	9.99%	to	8.90%
BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)
2018	0.50%	to	0.80%	5,916	9.98	to	9.93	59,027	5.63%	-3.14%	to	-3.44%
2017	0.50%	to	0.80%	949	10.31	to	10.29	9,780	2.38%	3.07%	to	2.87%	****
BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)
2018	0.00%	to	0.80%	102,683	17.99	to	16.65	1,757,365	0.64%	-7.52%	to	-8.26%
2017	0.00%	to	0.80%	157,091	19.45	to	18.15	2,935,969	1.16%	13.74%	to	12.84%
2016	0.00%	to	0.80%	177,260	17.10	to	16.09	2,925,866	1.12%	3.96%	to	3.13%
2015	0.00%	to	0.80%	206,322	16.45	to	15.60	3,290,547	1.01%	-0.87%	to	-1.66%
2014	0.00%	to	0.80%	196,223	16.60	to	15.86	3,171,176	1.93%	1.97%	to	1.15%
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
2018	0.50%	to	0.80%	20,350	14.42	to	14.18	293,355	0.59%	-17.36%	to	-17.61%
2017	0.50%	to	0.80%	28,703	17.45	to	17.21	500,688	0.80%	11.20%	to	10.87%
2016	0.50%	to	0.80%	30,134	15.69	to	15.52	472,696	0.51%	30.43%	to	30.04%
2015	0.50%	to	0.80%	17,292	12.03	to	11.94	208,032	0.40%	-6.93%	to	-7.21%
2014	0.50%	to	0.80%	32,825	12.93	to	12.86	424,330	0.21%	5.09%	to	4.78%
Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)
2018			0.50%	2,498			10.08	25,169	2.41%			-7.36%
Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)
2018			0.50%	22,021			10.04	220,995	2.15%			-1.83%
2017			0.50%	21,031			10.22	214,986	2.71%			2.75%
2016			0.50%	2,258			9.95	22,463	1.21%			-0.52%	****
Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)
2018	0.50%	to	0.80%	10,462	11.05	to	10.96	115,579	5.36%	-8.13%	to	-8.40%
2017	0.50%	to	0.80%	11,558	12.03	to	11.97	139,024	2.53%	15.96%	to	15.61%
2016	0.50%	to	0.80%	860	10.37	to	10.35	8,917	0.00%	3.73%	to	3.53%	****
Fed IS - Fed Managed Tail Risk Fund II: Primary Shares (obsolete) (FVCA2P)
2017	0.00%	to	0.80%	7,176	18.30	to	16.27	127,321	1.63%	10.95%	to	10.07%
2016	0.00%	to	0.80%	9,131	16.49	to	14.79	145,161	1.73%	-4.20%	to	-4.96%
2015	0.00%	to	0.80%	9,042	17.22	to	15.56	150,537	1.66%	-6.29%	to	-7.04%
2014	0.00%	to	0.80%	9,062	18.37	to	16.73	161,462	1.69%	-0.97%	to	-1.76%
Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2)
2018	0.50%	to	0.80%	5,622	9.09	to	9.08	51,110	0.00%	-9.09%	to	-9.19%	****

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
2018	0.00%	to	1.00%	56,401	19.85	to	16.80	1,020,724	3.28%	-0.59%	to	-1.59%
2017	0.00%	to	1.00%	61,307	19.97	to	17.08	1,117,231	3.34%	4.04%	to	3.00%
2016	0.00%	to	1.00%	63,907	19.20	to	16.58	1,124,378	3.69%	3.82%	to	2.79%
2015	0.00%	to	1.00%	68,829	18.49	to	16.13	1,173,728	3.79%	-0.24%	to	-1.24%
2014	0.00%	to	1.00%	73,843	18.53	to	16.33	1,268,099	3.97%	3.79%	to	2.76%
FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2018	0.00%	to	1.00%	417,741	43.90	to	21.38	32,915,190	2.21%	-8.29%	to	-9.21%
2017	0.00%	to	1.00%	466,480	47.87	to	23.55	39,887,139	1.68%	12.89%	to	11.77%
2016	0.00%	to	1.00%	539,019	42.40	to	21.07	39,326,384	2.28%	18.02%	to	16.85%
2015	0.00%	to	1.00%	595,714	35.93	to	18.03	36,908,208	3.12%	-3.96%	to	-4.92%
2014	0.00%	to	1.00%	676,970	37.41	to	18.97	42,709,270	2.74%	8.72%	to	7.64%
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)
2018	0.00%	to	1.00%	149,247	27.34	to	19.12	7,020,295	5.40%	-3.29%	to	-4.25%
2017	0.00%	to	1.00%	185,066	28.26	to	19.97	8,410,523	5.07%	6.93%	to	5.87%
2016	0.00%	to	1.00%	224,220	26.43	to	18.86	9,126,380	5.33%	14.61%	to	13.47%
2015	0.00%	to	1.00%	235,350	23.06	to	16.62	8,720,353	6.94%	-3.63%	to	-4.59%
2014	0.00%	to	1.00%	206,870	23.93	to	17.42	7,050,000	5.30%	1.16%	to	0.15%
FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)
2018			0.50%	1,385			9.57	13,252	3.54%			-6.78%
2017			0.50%	1,224			10.26	12,563	1.65%			2.64%	****
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2018	0.00%	to	1.00%	224,776	36.09	to	17.71	9,333,955	1.64%	-5.35%	to	-6.30%
2017	0.00%	to	1.00%	250,426	38.13	to	18.90	10,927,217	1.86%	14.10%	to	12.97%
2016	0.00%	to	1.00%	267,459	33.42	to	16.73	10,302,811	1.43%	3.07%	to	2.05%
2015	0.00%	to	1.00%	303,941	32.42	to	16.39	11,344,348	1.54%	0.14%	to	-0.85%
2014	0.00%	to	1.00%	333,655	32.37	to	16.53	12,509,516	1.47%	5.83%	to	4.78%
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
2018	0.00%	to	0.80%	71,950	15.32	to	13.73	1,029,082	0.69%	-24.77%	to	-25.37%
2017	0.00%	to	0.80%	73,490	20.36	to	18.39	1,402,787	1.35%	-2.78%	to	-3.55%
2016	0.00%	to	0.80%	89,056	20.94	to	19.07	1,756,109	0.48%	33.51%	to	32.45%
2015	0.00%	to	0.80%	111,198	15.68	to	14.40	1,651,280	0.96%	-20.75%	to	-21.38%
2014	0.00%	to	0.80%	121,575	19.79	to	18.32	2,292,207	0.61%	-12.76%	to	-13.46%
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
2018	0.50%	to	0.80%	20,411	18.92	to	18.16	385,171	1.53%	-4.59%	to	-4.87%
2017	0.50%	to	0.80%	21,611	19.83	to	19.09	427,518	1.44%	12.43%	to	12.09%
2016	0.50%	to	0.80%	22,599	17.63	to	17.03	397,112	1.40%	4.75%	to	4.44%
2015	0.00%	to	0.80%	22,917	17.76	to	16.30	385,505	1.55%	-0.31%	to	-1.11%
2014	0.00%	to	0.80%	26,431	17.81	to	16.49	449,715	1.66%	4.35%	to	3.52%
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
2018	0.00%	to	0.80%	53,908	21.36	to	19.15	1,073,818	1.24%	-5.98%	to	-6.73%
2017	0.00%	to	0.80%	69,681	22.72	to	20.53	1,483,298	1.40%	16.47%	to	15.55%
2016	0.00%	to	0.80%	75,093	19.50	to	17.77	1,377,594	1.54%	6.04%	to	5.20%
2015	0.00%	to	0.80%	69,003	18.39	to	16.89	1,200,841	1.75%	-0.37%	to	-1.16%
2014	0.00%	to	0.80%	69,148	18.46	to	17.09	1,214,914	1.64%	4.66%	to	3.83%
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
2018	0.00%	to	0.80%	53,527	22.76	to	20.40	1,133,726	1.22%	-7.88%	to	-8.62%
2017	0.00%	to	0.80%	59,078	24.71	to	22.33	1,363,847	1.31%	20.82%	to	19.86%
2016	0.00%	to	0.80%	59,883	20.45	to	18.63	1,148,392	1.37%	6.52%	to	5.67%
2015	0.00%	to	0.80%	61,621	19.20	to	17.63	1,114,587	1.58%	-0.34%	to	-1.13%
2014	0.00%	to	0.80%	66,273	19.27	to	17.83	1,209,777	1.41%	4.86%	to	4.03%
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)
2018	0.00%	to	1.30%	692,945	53.42	to	91.34	62,516,565	0.24%	-0.17%	to	-1.47%
2017	0.00%	to	1.30%	755,698	53.51	to	92.70	68,542,895	0.22%	35.13%	to	33.39%
2016	0.00%	to	1.30%	811,760	39.60	to	69.49	55,021,457	0.04%	0.80%	to	-0.50%
2015	0.00%	to	1.30%	913,368	39.28	to	69.84	60,469,835	0.26%	7.17%	to	5.79%
2014	0.00%	to	1.30%	1,018,407	36.65	to	66.02	62,138,806	0.18%	11.30%	to	9.86%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
2018	0.00%	to	0.80%	120,824	18.01	to	15.89	2,032,129	2.41%	-0.63%	to	-1.43%
2017	0.00%	to	0.80%	124,747	18.13	to	16.12	2,118,770	2.35%	4.16%	to	3.33%
2016	0.00%	to	0.80%	128,902	17.40	to	15.60	2,108,236	2.33%	4.63%	to	3.80%
2015	0.00%	to	0.80%	131,784	16.63	to	15.03	2,067,703	2.49%	-0.71%	to	-1.50%
2014	0.00%	to	0.80%	138,270	16.75	to	15.26	2,195,991	1.87%	5.75%	to	4.91%
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
2018	0.00%	to	0.80%	119,729	49.60	to	43.75	5,491,090	0.55%	-14.64%	to	-15.32%
2017	0.00%	to	0.80%	131,865	58.10	to	51.67	7,125,231	0.61%	20.70%	to	19.74%
2016	0.00%	to	0.80%	147,825	48.14	to	43.15	6,647,729	0.41%	12.11%	to	11.22%
2015	0.00%	to	0.80%	170,775	42.94	to	38.80	6,883,920	0.37%	-1.50%	to	-2.28%
2014	0.00%	to	0.80%	208,483	43.59	to	39.71	8,573,644	0.16%	6.20%	to	5.35%
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)
2018	0.00%	to	1.00%	125,498	27.53	to	13.61	3,824,361	1.47%	-14.81%	to	-15.66%
2017	0.00%	to	1.00%	148,395	32.31	to	16.14	5,238,100	1.41%	30.28%	to	28.99%
2016	0.00%	to	1.00%	160,556	24.80	to	12.51	4,407,674	1.38%	-5.06%	to	-6.00%
2015	0.00%	to	1.00%	178,655	26.12	to	13.31	5,235,161	1.30%	3.62%	to	2.59%
2014	0.00%	to	1.00%	200,573	25.21	to	12.97	5,559,225	1.27%	-8.08%	to	-8.99%
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)
2018	0.00%	to	0.80%	336,116	9.93	to	9.65	3,274,448	1.45%	-14.88%	to	-15.57%
2017	0.00%	to	0.80%	362,521	11.67	to	11.43	4,171,244	1.34%	30.10%	to	29.07%
2016	0.00%	to	0.80%	373,222	8.97	to	8.85	3,318,292	1.32%	-5.12%	to	-5.88%
2015	0.00%	to	0.80%	413,370	9.46	to	9.41	3,894,595	1.33%	-5.44%	to	-5.95%	****
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
2018	0.00%	to	1.00%	21,138	27.86	to	23.58	533,154	0.86%	-17.33%	to	-18.16%
2017	0.00%	to	1.00%	28,520	33.70	to	28.81	890,352	1.40%	19.21%	to	18.03%
2016	0.00%	to	1.00%	31,103	28.27	to	24.41	818,990	1.01%	9.48%	to	8.39%
2015	0.00%	to	1.00%	33,099	25.82	to	22.52	799,651	0.97%	-3.05%	to	-4.02%
2014	0.00%	to	1.00%	41,703	26.63	to	23.46	1,042,411	0.80%	6.69%	to	5.63%
FID VIPs - EM Portfolio - SC (FEMS)
2018	0.50%	to	0.80%	15,018	8.30	to	8.29	124,677	0.99%	-16.98%	to	-17.15%	****
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
2018	0.00%	to	0.80%	68,998	19.13	to	17.28	1,239,061	4.82%	-4.30%	to	-5.07%
2017	0.00%	to	0.80%	80,926	19.99	to	18.21	1,530,849	4.10%	9.67%	to	8.80%
2016	0.00%	to	0.80%	82,298	18.22	to	16.73	1,426,153	4.97%	14.02%	to	13.12%
2015	0.00%	to	0.80%	108,195	15.98	to	14.79	1,650,291	4.53%	-7.05%	to	-7.79%
2014	0.00%	to	0.80%	111,453	17.20	to	16.04	1,837,767	5.34%	4.62%	to	3.78%
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)
2018	0.00%	to	0.80%	112,291	36.94	to	32.59	3,853,727	1.44%	-4.84%	to	-5.60%
2017	0.00%	to	0.80%	122,690	38.82	to	34.52	4,441,962	1.73%	20.85%	to	19.89%
2016	0.00%	to	0.80%	136,583	32.12	to	28.79	4,106,225	1.46%	16.33%	to	15.40%
2015	0.00%	to	0.80%	163,813	27.61	to	24.95	4,256,804	1.70%	-3.42%	to	-4.19%
2014	0.00%	to	0.80%	173,632	28.59	to	26.04	4,695,586	1.58%	9.01%	to	8.14%
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)
2018	0.00%	to	0.80%	56,071	42.90	to	37.84	2,227,020	1.13%	-12.69%	to	-13.39%
2017	0.00%	to	0.80%	61,407	49.13	to	43.69	2,806,943	0.72%	10.92%	to	10.03%
2016	0.00%	to	0.80%	66,556	44.29	to	39.71	2,756,142	1.05%	30.54%	to	29.50%
2015	0.00%	to	0.80%	71,379	33.93	to	30.66	2,275,705	0.90%	-7.18%	to	-7.92%
2014	0.00%	to	0.80%	93,738	36.56	to	33.30	3,237,630	0.80%	0.88%	to	0.08%
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
2018	0.00%	to	0.80%	60,005	10.53	to	10.14	617,248	0.81%	-15.79%	to	-16.47%
2017	0.00%	to	0.80%	88,911	12.50	to	12.14	1,091,614	0.98%	40.41%	to	39.29%
2016	0.00%	to	0.80%	79,668	8.90	to	8.71	700,074	0.84%	17.44%	to	16.51%
2015	0.00%	to	0.80%	93,715	7.58	to	7.48	704,647	2.03%	-19.60%	to	-20.24%
2014	0.00%	to	0.80%	95,621	9.43	to	9.38	898,626	1.52%	-5.71%	to	-6.21%	****

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 1 (TIF)
2018	0.00%	to	0.80%	2,128	25.52	to	22.51	50,444	2.91%	-15.27%	to	-15.95%
2017	0.00%	to	0.80%	2,267	30.12	to	26.78	63,707	2.88%	17.02%	to	16.09%
2016	0.00%	to	0.80%	2,858	25.74	to	23.07	68,905	2.16%	7.49%	to	6.64%
2015	0.00%	to	0.80%	4,512	23.94	to	21.64	101,520	3.53%	-6.31%	to	-7.05%
2014	0.00%	to	0.80%	6,283	25.56	to	23.28	151,324	2.00%	-10.89%	to	-11.60%
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
2018	0.00%	to	0.80%	123,707	8.64	to	8.32	1,045,051	2.76%	-15.44%	to	-16.12%
2017	0.00%	to	0.80%	109,184	10.22	to	9.92	1,096,058	2.60%	16.69%	to	15.77%
2016	0.00%	to	0.80%	113,377	8.75	to	8.57	979,882	2.05%	7.18%	to	6.32%
2015	0.00%	to	0.80%	125,579	8.17	to	8.06	1,017,460	3.28%	-6.49%	to	-7.24%
2014	0.00%	to	0.80%	149,193	8.73	to	8.69	1,298,913	1.90%	-12.65%	to	-13.12%	****
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
2018	0.00%	to	0.80%	197,270	10.32	to	9.94	1,992,180	0.00%	1.94%	to	1.12%
2017	0.00%	to	0.80%	209,021	10.13	to	9.83	2,081,175	0.00%	1.93%	to	1.12%
2016	0.00%	to	0.80%	209,199	9.94	to	9.73	2,052,183	0.00%	2.94%	to	2.12%
2015	0.00%	to	0.80%	218,739	9.65	to	9.52	2,094,948	7.79%	-4.30%	to	-5.07%
2014	0.00%	to	0.80%	233,805	10.09	to	10.03	2,350,792	5.04%	0.86%	to	0.32%	****
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
2018	0.00%	to	0.80%	13,925	14.84	to	13.62	195,650	2.88%	-9.65%	to	-10.37%
2017	0.00%	to	0.80%	19,685	16.42	to	15.20	308,731	2.66%	11.98%	to	11.09%
2016	0.00%	to	0.80%	20,348	14.67	to	13.68	286,346	3.82%	13.18%	to	12.28%
2015	0.00%	to	0.80%	19,969	12.96	to	12.19	249,530	3.09%	-6.21%	to	-6.96%
2014	0.00%	to	0.80%	15,708	13.82	to	13.10	210,388	2.91%	2.85%	to	2.03%
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2018	0.00%	to	0.80%	84,460	33.05	to	29.16	2,590,024	1.65%	0.43%	to	-0.37%
2017	0.00%	to	0.80%	51,867	32.91	to	29.27	1,600,886	1.35%	18.13%	to	17.20%
2016	0.00%	to	0.80%	50,939	27.86	to	24.98	1,331,153	1.77%	4.32%	to	3.49%
2015	0.00%	to	0.80%	53,702	26.71	to	24.13	1,352,277	1.59%	0.41%	to	-0.39%
2014	0.00%	to	0.80%	64,331	26.60	to	24.23	1,620,148	1.53%	8.24%	to	7.38%
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)
2018	0.50%	to	0.80%	19,897	11.48	to	11.42	228,314	0.20%	-0.91%	to	-1.21%
2017	0.50%	to	0.80%	28,276	11.58	to	11.56	327,515	0.10%	15.84%	to	15.61%	****
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2018	0.00%	to	1.00%	163,732	26.53	to	22.99	3,981,773	1.24%	1.72%	to	0.70%
2017	0.00%	to	1.00%	182,867	26.08	to	22.83	4,402,317	0.00%	29.99%	to	28.71%
2016	0.00%	to	1.00%	208,603	20.06	to	17.74	3,870,367	0.86%	1.94%	to	0.93%
2015	0.00%	to	1.00%	253,113	19.68	to	17.57	4,619,185	1.23%	11.94%	to	10.82%
2014	0.00%	to	1.00%	229,302	17.58	to	15.86	3,758,983	0.03%	8.47%	to	7.39%
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
2018	0.00%	to	1.00%	231,044	16.61	to	14.45	3,535,400	1.11%	0.91%	to	-0.10%
2017	0.00%	to	1.00%	232,997	16.46	to	14.46	3,543,074	0.46%	44.91%	to	43.48%
2016	0.00%	to	1.00%	207,330	11.36	to	10.08	2,195,276	0.09%	13.85%	to	12.72%
2015	0.00%	to	1.00%	232,405	9.98	to	8.94	2,165,381	0.76%	4.65%	to	3.60%
2014	0.00%	to	1.00%	194,190	9.54	to	8.63	1,736,575	0.00%	9.35%	to	8.26%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2018	0.00%	to	1.00%	162,736	13.89	to	12.67	2,059,773	1.70%	-15.14%	to	-15.99%
2017	0.00%	to	1.00%	225,055	16.37	to	15.09	3,384,935	1.63%	30.80%	to	29.51%
2016	0.00%	to	1.00%	195,510	12.51	to	11.65	2,256,295	4.95%	-6.71%	to	-7.63%
2015	0.00%	to	1.00%	218,855	13.41	to	12.61	2,722,803	0.50%	-8.80%	to	-9.71%
2014	0.00%	to	1.00%	244,895	14.71	to	13.97	3,356,389	5.83%	-12.10%	to	-12.98%
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
2018	0.50%	to	0.80%	15,033	10.21	to	10.12	153,359	3.39%	-1.52%	to	-1.82%
2017	0.50%	to	0.80%	118,292	10.36	to	10.31	1,225,894	2.50%	3.35%	to	3.04%
2016	0.50%	to	0.80%	112,746	10.03	to	10.01	1,130,586	2.61%	0.28%	to	0.08%	****
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2018	0.00%	to	0.80%	12,541	13.54	to	13.14	166,510	0.50%	0.81%	to	0.00%
2017	0.00%	to	0.80%	15,791	13.43	to	13.14	209,109	0.62%	28.42%	to	27.41%
2016	0.00%	to	0.80%	17,163	10.46	to	10.31	177,849	0.56%	6.08%	to	5.23%
2015	0.00%	to	0.80%	20,636	9.86	to	9.80	202,660	0.50%	-1.40%	to	-2.00%	****

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)
2018	0.50%	to	0.80%	10,971	17.52	to	17.17	191,599	0.00%	-1.97%	to	-2.27%
2017	0.50%	to	0.80%	6,868	17.87	to	17.57	122,166	0.00%	26.03%	to	25.65%
2016	0.50%	to	0.80%	7,478	14.18	to	13.98	105,666	0.00%	8.51%	to	8.18%
2015	0.50%	to	0.80%	10,222	13.07	to	12.93	133,187	0.00%	-2.37%	to	-2.67%
2014	0.50%	to	0.80%	12,507	13.39	to	13.28	167,080	0.00%	-7.72%	to	-8.00%
MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)
2018	0.00%	to	0.80%	84,027	38.12	to	33.63	2,982,060	1.51%	-10.09%	to	-10.81%
2017	0.00%	to	0.80%	92,663	42.40	to	37.70	3,670,156	1.93%	17.65%	to	16.72%
2016	0.00%	to	0.80%	91,711	36.04	to	32.30	3,099,974	2.28%	14.09%	to	13.18%
2015	0.00%	to	0.80%	87,843	31.59	to	28.54	2,615,480	2.35%	-0.74%	to	-1.53%
2014	0.00%	to	0.80%	89,656	31.82	to	28.98	2,704,971	1.33%	10.51%	to	9.63%
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2018	0.00%	to	0.80%	19,713	17.77	to	15.67	327,173	2.50%	-0.65%	to	-1.45%
2017	0.00%	to	0.80%	19,226	17.88	to	15.90	322,748	3.14%	6.24%	to	5.40%
2016	0.00%	to	0.80%	19,559	16.83	to	15.09	310,364	2.00%	6.11%	to	5.27%
2015	0.00%	to	0.80%	17,230	15.86	to	14.33	256,761	3.38%	-0.65%	to	-1.44%
2014	0.00%	to	0.80%	19,453	15.97	to	14.54	293,831	3.24%	7.85%	to	7.00%
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
2018	0.00%	to	1.00%	17,769	36.73	to	30.34	584,539	5.47%	-6.94%	to	-7.88%
2017	0.00%	to	1.00%	21,088	39.47	to	32.94	750,900	5.31%	9.71%	to	8.62%
2016	0.00%	to	1.00%	24,876	35.98	to	30.32	807,405	5.09%	10.55%	to	9.46%
2015	0.00%	to	1.00%	26,929	32.55	to	27.70	797,388	5.12%	-1.12%	to	-2.10%
2014	0.00%	to	1.00%	29,799	32.91	to	28.30	902,014	5.45%	2.93%	to	1.90%
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)
2018	0.00%	to	1.00%	14,887	86.94	to	40.90	812,929	2.76%	-7.71%	to	-8.64%
2017	0.00%	to	1.00%	15,331	94.20	to	44.77	928,139	1.65%	3.11%	to	2.09%
2016	0.00%	to	1.00%	24,409	91.36	to	43.85	1,306,761	1.28%	6.81%	to	5.75%
2015	0.00%	to	1.00%	24,812	85.54	to	41.47	1,265,754	1.29%	2.17%	to	1.15%
2014	0.00%	to	1.00%	33,626	83.72	to	41.00	1,612,364	1.49%	29.72%	to	28.43%
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2018	0.50%			204			10.15	2,070	2.69%			1.49%	****
NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)
2018	0.50%			56			11.3	633	1.90%			-6.29%
2015	0.50%			15,862			9.69	153,660	1.71%			-4.19%
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)
2018	0.80%			1			10.64	11	2.01%			-7.56%
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
2018	0.50%	to	0.80%	29,469	10.56	to	10.42	311,265	2.64%	-0.86%	to	-1.16%
2017	0.50%	to	0.80%	32,038	10.66	to	10.54	341,371	2.31%	2.61%	to	2.30%
2016	0.50%	to	0.80%	26,760	10.39	to	10.30	277,923	3.30%	1.75%	to	1.45%
2015	0.50%	to	0.80%	7,825	10.21	to	10.16	79,833	2.52%	-0.36%	to	-0.66%
2014	0.50%	to	0.80%	4,180	10.24	to	10.22	42,818	3.72%	2.44%	to	2.23%	****
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)
2018	0.50%	to	0.80%	30,337	9.67	to	9.53	293,256	3.35%	-14.24%	to	-14.50%
2017	0.50%	to	0.80%	15,087	11.27	to	11.15	170,046	2.97%	24.26%	to	23.89%
2016	0.50%	to	0.80%	9,992	9.07	to	9.00	90,618	2.85%	0.42%	to	0.12%
2015	0.50%	to	0.80%	9,872	9.03	to	8.99	89,175	3.18%	-1.45%	to	-1.75%
2014	0.50%	to	0.80%	453	9.17	to	9.15	4,145	2.22%	-8.32%	to	-8.50%	****
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
2018	0.00%	to	1.00%	225,213	27.88	to	25.31	5,979,908	1.40%	-9.35%	to	-10.26%
2017	0.00%	to	1.00%	242,343	30.75	to	28.20	7,133,678	1.65%	8.67%	to	7.60%
2016	0.00%	to	1.00%	272,934	28.30	to	26.21	7,423,230	2.36%	20.44%	to	19.24%
2015	0.00%	to	1.00%	298,423	23.50	to	21.98	6,774,869	2.35%	-4.28%	to	-5.23%
2014	0.00%	to	1.00%	340,738	24.55	to	23.19	8,123,560	2.00%	13.12%	to	11.99%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
2018	0.00%	to	0.80%	163,892	19.92	to	18.00	3,065,006	1.19%	-4.98%	to	-5.74%
2017	0.00%	to	0.80%	167,513	20.96	to	19.09	3,314,114	1.11%	15.79%	to	14.87%
2016	0.00%	to	0.80%	155,432	18.10	to	16.62	2,667,662	1.82%	9.00%	to	8.13%
2015	0.00%	to	0.80%	183,408	16.61	to	15.37	2,903,027	1.47%	0.98%	to	0.18%
2014	0.00%	to	0.80%	156,967	16.44	to	15.34	2,472,224	0.94%	4.99%	to	4.15%
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
2018	0.00%	to	0.80%	34,288	13.80	to	12.47	442,764	2.35%	-1.07%	to	-1.87%
2017	0.00%	to	0.80%	36,204	13.95	to	12.71	475,057	1.25%	3.21%	to	2.39%
2016	0.00%	to	0.80%	34,254	13.52	to	12.41	437,719	2.37%	2.65%	to	1.83%
2015	0.00%	to	0.80%	54,192	13.17	to	12.19	678,526	1.34%	-0.23%	to	-1.03%
2014	0.00%	to	0.80%	61,439	13.20	to	12.31	775,210	1.15%	4.98%	to	4.14%
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
2018	0.00%	to	0.80%	80,664	22.02	to	19.90	1,667,398	0.23%	-9.42%	to	-10.15%
2017	0.00%	to	0.80%	83,933	24.32	to	22.15	1,926,332	0.75%	30.97%	to	29.93%
2016	0.00%	to	0.80%	85,535	18.57	to	17.05	1,506,034	1.48%	0.19%	to	-0.61%
2015	0.00%	to	0.80%	92,179	18.53	to	17.15	1,626,725	0.65%	6.54%	to	5.69%
2014	0.00%	to	0.80%	94,935	17.39	to	16.23	1,580,636	0.68%	1.84%	to	1.02%
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
2018	0.00%	to	0.80%	92,483	24.51	to	22.15	2,131,372	0.31%	-0.66%	to	-1.45%
2017	0.00%	to	0.80%	105,299	24.67	to	22.48	2,453,066	0.32%	27.80%	to	26.78%
2016	0.00%	to	0.80%	106,152	19.31	to	17.73	1,944,191	0.22%	9.06%	to	8.20%
2015	0.00%	to	0.80%	107,876	17.70	to	16.38	1,820,079	0.72%	6.43%	to	5.58%
2014	0.00%	to	0.80%	112,791	16.63	to	15.52	1,796,736	0.44%	8.07%	to	7.21%
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
2018	0.00%	to	0.80%	35,466	19.96	to	18.18	667,703	1.01%	-2.18%	to	-2.97%
2017	0.00%	to	0.80%	41,029	20.41	to	18.74	793,352	1.43%	21.93%	to	20.96%
2016	0.00%	to	0.80%	39,316	16.74	to	15.49	626,938	1.07%	11.09%	to	10.20%
2015	0.00%	to	0.80%	57,553	15.07	to	14.06	830,178	0.82%	1.09%	to	0.28%
2014	0.00%	to	0.80%	77,509	14.91	to	14.02	1,111,476	0.81%	10.23%	to	9.35%
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
2018	0.00%	to	0.80%	32,512	25.57	to	22.56	779,352	5.30%	-3.00%	to	-3.78%
2017	0.00%	to	0.80%	42,491	26.36	to	23.44	1,055,829	5.44%	6.76%	to	5.91%
2016	0.00%	to	0.80%	43,780	24.69	to	22.14	1,022,587	5.54%	14.16%	to	13.25%
2015	0.00%	to	0.80%	47,324	21.63	to	19.55	971,516	4.79%	-2.61%	to	-3.38%
2014	0.00%	to	0.80%	62,280	22.21	to	20.23	1,320,699	5.49%	2.55%	to	1.73%
NW VIT - NVIT EM Fund: Class I (GEM)
2018	0.00%	to	1.00%	50,732	27.08	to	22.22	1,258,035	0.61%	-17.42%	to	-18.24%
2017	0.00%	to	1.00%	68,842	32.79	to	27.18	2,073,082	1.36%	41.50%	to	40.10%
2016	0.00%	to	1.00%	91,423	23.17	to	19.40	1,932,364	0.80%	7.72%	to	6.65%
2015	0.00%	to	1.00%	108,444	21.51	to	18.19	2,147,413	0.83%	-15.99%	to	-16.83%
2014	0.00%	to	1.00%	115,025	25.61	to	21.88	2,726,162	1.27%	-5.51%	to	-6.45%
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
2018	0.00%	to	1.00%	203,895	17.65	to	14.78	3,299,264	2.01%	-14.53%	to	-15.39%
2017	0.00%	to	1.00%	215,863	20.65	to	17.47	4,102,288	1.71%	27.45%	to	26.19%
2016	0.00%	to	1.00%	224,251	16.20	to	13.84	3,355,953	2.13%	0.87%	to	-0.13%
2015	0.00%	to	1.00%	249,338	16.06	to	13.86	3,717,354	0.49%	-3.06%	to	-4.02%
2014	0.00%	to	1.00%	279,704	16.57	to	14.44	4,319,964	2.89%	-0.45%	to	-1.44%
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2018	0.00%	to	1.00%	699,926	19.40	to	17.44	12,867,857	0.54%	-4.76%	to	-5.72%
2017	0.00%	to	1.00%	756,649	20.37	to	18.50	14,680,128	0.52%	24.85%	to	23.62%
2016	0.00%	to	1.00%	863,456	16.32	to	14.96	13,476,214	0.79%	13.60%	to	12.47%
2015	0.00%	to	1.00%	955,017	14.36	to	13.30	13,189,436	0.77%	-1.08%	to	-2.06%
2014	0.00%	to	1.00%	1,044,467	14.52	to	13.58	14,654,852	0.88%	6.60%	to	5.54%
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)
2018	0.50%	to	0.80%	6,057	19.35	to	18.74	117,175	0.65%	-6.26%	to	-6.55%
2017	0.50%	to	0.80%	6,327	20.64	to	20.05	130,409	0.66%	18.03%	to	17.68%
2016	0.50%	to	0.80%	6,268	17.49	to	17.04	109,301	0.79%	9.56%	to	9.24%
2015	0.50%	to	0.80%	6,966	15.96	to	15.60	110,884	0.85%	-0.82%	to	-1.12%
2014	0.50%	to	0.80%	8,636	16.09	to	15.78	138,728	0.95%	10.05%	to	9.72%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
2018	0.50%	to	0.80%	18,277	15.26	to	14.78	276,827	1.97%	-11.17%	to	-11.44%
2017	0.50%	to	0.80%	16,962	17.18	to	16.68	289,247	1.33%	19.40%	to	19.04%
2016	0.50%	to	0.80%	18,151	14.39	to	14.02	259,413	2.39%	7.79%	to	7.46%
2015	0.50%	to	0.80%	23,044	13.35	to	13.04	306,120	2.71%	-2.07%	to	-2.36%
2014	0.50%	to	0.80%	23,915	13.63	to	13.36	324,208	2.11%	3.95%	to	3.64%
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
2018	0.00%	to	0.80%	26,870	15.44	to	14.17	392,621	2.30%	-6.04%	to	-6.80%
2017	0.00%	to	0.80%	27,823	16.43	to	15.21	434,939	1.69%	12.01%	to	11.12%
2016	0.00%	to	0.80%	28,761	14.67	to	13.69	402,841	2.14%	6.28%	to	5.44%
2015	0.00%	to	0.80%	55,893	13.80	to	12.98	741,335	3.15%	-1.05%	to	-1.84%
2014	0.00%	to	0.80%	29,487	13.95	to	13.22	396,731	2.23%	4.46%	to	3.63%
NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)
2018	0.00%	to	0.80%	38,911	16.05	to	14.74	590,018	2.17%	-8.04%	to	-8.78%
2017	0.00%	to	0.80%	38,759	17.46	to	16.16	642,465	1.70%	16.01%	to	15.09%
2016	0.00%	to	0.80%	43,344	15.05	to	14.04	622,243	2.74%	7.32%	to	6.47%
2015	0.00%	to	0.80%	47,510	14.02	to	13.19	639,066	3.01%	-1.15%	to	-1.93%
2014	0.00%	to	0.80%	57,074	14.18	to	13.45	781,124	2.46%	4.70%	to	3.87%
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
2018	0.00%	to	0.80%	5,932	14.17	to	13.01	81,243	3.73%	-2.51%	to	-3.29%
2017	0.00%	to	0.80%	3,451	14.53	to	13.45	47,573	1.80%	6.35%	to	5.51%
2016	0.00%	to	0.80%	4,802	13.66	to	12.75	62,669	2.70%	4.81%	to	3.98%
2015	0.00%	to	0.80%	3,650	13.03	to	12.26	45,654	1.72%	-0.65%	to	-1.44%
2014	0.00%	to	0.80%	9,727	13.12	to	12.44	123,320	0.27%	3.42%	to	2.60%
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
2018	0.00%	to	0.80%	67,746	15.78	to	14.49	1,015,136	2.15%	-7.07%	to	-7.81%
2017	0.00%	to	0.80%	67,973	16.98	to	15.71	1,100,188	1.86%	14.05%	to	13.15%
2016	0.00%	to	0.80%	72,436	14.89	to	13.89	1,032,119	2.68%	6.82%	to	5.97%
2015	0.00%	to	0.80%	92,343	13.94	to	13.11	1,238,000	3.00%	-0.98%	to	-1.76%
2014	0.00%	to	0.80%	88,472	14.07	to	13.34	1,202,982	2.49%	4.66%	to	3.82%
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2018	0.50%	to	0.80%	43,138	15.22	to	14.74	653,476	2.10%	-9.84%	to	-10.11%
2017	0.50%	to	0.80%	45,884	16.88	to	16.40	770,712	1.49%	17.57%	to	17.22%
2016	0.50%	to	0.80%	51,262	14.36	to	13.99	732,839	2.73%	7.15%	to	6.83%
2015	0.50%	to	0.80%	53,137	13.40	to	13.09	709,071	3.02%	-1.92%	to	-2.21%
2014	0.50%	to	0.80%	52,799	13.66	to	13.39	718,134	2.60%	4.14%	to	3.82%
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
2018	0.00%	to	0.80%	16,805	15.12	to	13.89	240,373	2.21%	-4.68%	to	-5.44%
2017	0.00%	to	0.80%	9,549	15.87	to	14.69	145,951	2.03%	10.08%	to	9.20%
2016	0.00%	to	0.80%	9,928	14.41	to	13.45	138,384	2.49%	5.99%	to	5.15%
2015	0.00%	to	0.80%	13,838	13.60	to	12.79	182,273	2.15%	-0.88%	to	-1.67%
2014	0.00%	to	0.80%	22,655	13.72	to	13.01	304,493	2.34%	4.17%	to	3.34%
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
2018	0.00%	to	1.00%	46,412	14.91	to	13.40	650,106	3.18%	-0.42%	to	-1.42%
2017	0.00%	to	1.00%	40,570	14.97	to	13.59	571,546	3.08%	4.40%	to	3.36%
2016	0.00%	to	1.00%	40,956	14.34	to	13.15	554,426	3.20%	5.35%	to	4.30%
2015	0.00%	to	1.00%	39,308	13.61	to	12.61	507,356	2.98%	-0.72%	to	-1.71%
2014	0.00%	to	1.00%	39,970	13.71	to	12.82	523,470	2.56%	5.06%	to	4.01%
NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2018	0.50%	to	0.80%	8,545	14.92	to	14.45	127,123	2.61%	-1.70%	to	-2.00%
2017	0.50%	to	0.80%	9,013	15.17	to	14.74	136,454	2.81%	3.43%	to	3.12%
2016	0.50%	to	0.80%	8,474	14.67	to	14.29	123,986	3.07%	3.18%	to	2.87%
2015	0.50%	to	0.80%	8,359	14.22	to	13.90	118,454	1.50%	-0.81%	to	-1.11%
2014	0.50%	to	0.80%	14,705	14.34	to	14.05	210,486	2.44%	4.57%	to	4.25%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT NW Fund: Class I (TRF)
2018	0.00%	to	1.00%	619,619	47.16	to	20.21	49,790,088	1.08%	0.00%	to	-1.00%
2017	0.00%	to	1.00%	671,385	47.17	to	20.42	53,824,370	1.01%	20.52%	to	19.33%
2016	0.00%	to	1.00%	729,684	39.13	to	17.11	48,596,567	1.42%	11.39%	to	10.28%
2015	0.00%	to	1.00%	794,468	35.13	to	15.51	47,598,621	1.20%	0.94%	to	-0.07%
2014	0.00%	to	1.00%	877,892	34.81	to	15.53	51,525,804	1.16%	12.15%	to	11.03%
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
2018	0.00%	to	1.00%	146,016	26.52	to	16.56	4,897,706	2.17%	-0.05%	to	-1.05%
2017	0.00%	to	1.00%	152,318	26.54	to	16.73	5,131,497	2.09%	2.08%	to	1.07%
2016	0.00%	to	1.00%	162,381	25.99	to	16.56	5,391,995	1.91%	0.74%	to	-0.26%
2015	0.00%	to	1.00%	172,237	25.80	to	16.60	5,705,897	1.69%	-0.11%	to	-1.10%
2014	0.00%	to	1.00%	191,939	25.83	to	16.78	6,328,719	1.97%	4.57%	to	3.53%
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)
2018	0.00%	to	0.80%	20,801	9.96	to	9.59	202,354	2.31%	-13.90%	to	-14.59%
2017	0.00%	to	0.80%	43,094	11.57	to	11.23	492,701	2.84%	24.56%	to	23.57%
2016	0.00%	to	0.80%	39,877	9.29	to	9.09	366,767	2.44%	0.75%	to	-0.05%
2015	0.00%	to	0.80%	42,885	9.22	to	9.09	392,938	2.09%	-1.26%	to	-2.04%
2014	0.00%	to	0.80%	43,094	9.33	to	9.28	401,282	1.63%	-6.67%	to	-7.18%	****
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
2018	0.00%	to	1.00%	156,581	26.83	to	22.65	4,035,598	1.50%	-8.85%	to	-9.77%
2017	0.00%	to	1.00%	168,506	29.44	to	25.10	4,766,931	1.55%	18.43%	to	17.25%
2016	0.00%	to	1.00%	178,815	24.86	to	21.41	4,269,510	1.88%	9.47%	to	8.38%
2015	0.00%	to	1.00%	94,671	22.71	to	19.75	1,994,621	1.39%	-1.00%	to	-1.98%
2014	0.00%	to	1.00%	102,677	22.94	to	20.15	2,198,277	1.55%	4.99%	to	3.94%
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
2018	0.00%	to	0.80%	34,602	18.78	to	17.38	630,933	1.96%	-4.85%	to	-5.61%
2017	0.00%	to	0.80%	26,678	19.73	to	18.41	515,537	1.86%	11.13%	to	10.25%
2016	0.00%	to	0.80%	27,043	17.76	to	16.70	471,395	2.06%	6.30%	to	5.46%
2015	0.00%	to	0.80%	21,278	16.70	to	15.84	351,472	1.70%	-0.17%	to	-0.97%
2014	0.00%	to	0.80%	21,450	16.73	to	15.99	355,428	3.02%	4.59%	to	3.75%
NW VIT - NVIT ID CAF: Class II (NVDCA2)
2018	0.50%	to	0.80%	5,950	20.96	to	20.36	123,910	1.68%	-6.94%	to	-7.22%
2017	0.50%	to	0.80%	5,406	22.52	to	21.94	120,959	1.77%	14.24%	to	13.90%
2016	0.50%	to	0.80%	4,804	19.71	to	19.27	94,050	1.77%	7.20%	to	6.88%
2015	0.00%	to	0.80%	5,282	19.01	to	18.03	96,696	1.47%	-0.53%	to	-1.32%
2014	0.00%	to	0.80%	5,824	19.11	to	18.27	107,625	1.50%	5.21%	to	4.37%
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
2018	0.00%	to	1.00%	15,456	18.21	to	15.38	251,937	1.95%	-1.80%	to	-2.79%
2017	0.00%	to	1.00%	19,082	18.55	to	15.82	318,808	1.81%	5.68%	to	4.63%
2016	0.00%	to	1.00%	25,228	17.55	to	15.12	398,511	1.66%	4.26%	to	3.23%
2015	0.00%	to	1.00%	29,949	16.83	to	14.64	459,878	1.61%	0.26%	to	-0.73%
2014	0.00%	to	1.00%	36,129	16.79	to	14.75	554,727	1.78%	3.89%	to	2.86%
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
2018	0.00%	to	1.00%	138,713	23.36	to	19.73	3,012,037	1.81%	-5.68%	to	-6.62%
2017	0.00%	to	1.00%	148,608	24.77	to	21.13	3,435,765	1.70%	12.93%	to	11.81%
2016	0.00%	to	1.00%	170,563	21.94	to	18.89	3,506,812	1.89%	7.14%	to	6.08%
2015	0.00%	to	1.00%	176,900	20.47	to	17.81	3,400,620	1.44%	-0.33%	to	-1.33%
2014	0.00%	to	1.00%	224,416	20.54	to	18.05	4,362,478	1.65%	5.18%	to	4.13%
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
2018	0.00%	to	1.00%	203,563	25.64	to	21.64	4,785,512	1.60%	-7.73%	to	-8.65%
2017	0.00%	to	1.00%	218,723	27.78	to	23.69	5,613,886	1.65%	16.68%	to	15.52%
2016	0.00%	to	1.00%	231,771	23.81	to	20.51	5,118,855	1.80%	8.48%	to	7.40%
2015	0.00%	to	1.00%	243,227	21.95	to	19.09	4,972,297	1.49%	-0.73%	to	-1.72%
2014	0.00%	to	1.00%	256,991	22.11	to	19.43	5,313,970	1.70%	4.96%	to	3.91%
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
2018	0.00%	to	1.00%	50,180	21.10	to	17.81	936,979	1.83%	-3.73%	to	-4.69%
2017	0.00%	to	1.00%	55,080	21.91	to	18.69	1,079,258	1.83%	9.21%	to	8.13%
2016	0.00%	to	1.00%	60,451	20.07	to	17.28	1,093,389	0.85%	5.70%	to	4.65%
2015	0.00%	to	1.00%	202,821	18.98	to	16.51	3,565,318	1.67%	-0.03%	to	-1.03%
2014	0.00%	to	1.00%	202,459	18.99	to	16.69	3,576,769	1.81%	4.74%	to	3.70%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
2018	0.00%	to	1.00%	140,419	39.91	to	30.18	5,008,687	1.30%	-11.38%	to	-12.27%
2017	0.00%	to	1.00%	164,251	45.03	to	34.40	6,682,167	1.07%	15.78%	to	14.63%
2016	0.00%	to	1.00%	179,792	38.89	to	30.01	6,345,221	1.24%	20.29%	to	19.10%
2015	0.00%	to	1.00%	206,498	32.33	to	25.20	6,121,644	1.16%	-2.53%	to	-3.50%
2014	0.00%	to	1.00%	205,415	33.18	to	26.11	6,248,126	1.07%	9.42%	to	8.33%
NW VIT - NVIT Gov MM Fund: Class I (SAM)
2018	0.00%	to	1.00%	948,129	15.84	to	14.34	15,747,369	1.37%	1.39%	to	0.07%
2017	0.00%	to	1.00%	864,884	15.62	to	10.47	14,221,396	0.42%	0.42%	to	-0.88%
2016	0.00%	to	1.00%	877,192	15.56	to	10.53	14,375,389	0.01%	0.01%	to	-1.00%
2015	0.00%	to	1.00%	921,079	15.55	to	10.64	15,241,791	0.00%	0.00%	to	-1.00%
2014	0.00%	to	1.00%	1,080,345	15.55	to	10.75	18,082,273	0.00%	0.00%	to	-1.30%
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
2018	0.00%	to	1.00%	316,864	10.02	to	9.57	3,096,619	1.05%	-16.46%	to	-17.29%
2017	0.00%	to	1.00%	361,678	12.00	to	11.57	4,254,334	1.24%	25.77%	to	24.52%
2016	0.00%	to	1.00%	384,493	9.54	to	9.29	3,615,029	1.42%	-2.12%	to	-3.09%
2015	0.00%	to	1.00%	432,427	9.75	to	9.58	4,177,238	0.72%	-0.49%	to	-1.48%
2014	0.00%	to	1.00%	446,203	9.80	to	9.73	4,354,649	1.06%	-2.04%	to	-2.71%	****
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
2018	0.00%	to	0.80%	22,078	19.29	to	17.02	396,634	4.27%	-17.16%	to	-17.83%
2017	0.00%	to	0.80%	23,893	23.29	to	20.71	519,830	2.72%	22.92%	to	21.95%
2016	0.00%	to	0.80%	24,448	18.94	to	16.98	434,490	2.71%	5.23%	to	4.39%
2015	0.00%	to	0.80%	33,454	18.00	to	16.27	567,297	1.27%	-5.12%	to	-5.88%
2014	0.00%	to	0.80%	28,978	18.97	to	17.28	520,425	3.04%	-9.46%	to	-10.19%
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2018	0.00%	to	1.00%	103,876	21.39	to	19.23	2,114,267	0.31%	-3.08%	to	-4.05%
2017	0.00%	to	1.00%	109,863	22.07	to	20.04	2,320,296	0.39%	30.20%	to	28.91%
2016	0.00%	to	1.00%	94,633	16.95	to	15.55	1,542,909	0.77%	2.19%	to	1.18%
2015	0.00%	to	1.00%	114,835	16.59	to	15.36	1,833,853	0.39%	3.43%	to	2.41%
2014	0.00%	to	1.00%	138,850	16.04	to	15.00	2,154,180	0.50%	10.44%	to	9.34%
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2018	0.00%	to	1.00%	72,070	17.38	to	18.27	1,195,771	1.49%	-11.58%	to	-12.47%
2017	0.00%	to	1.00%	78,317	19.65	to	20.88	1,475,573	1.46%	14.54%	to	13.40%
2016	0.00%	to	1.00%	85,015	17.16	to	18.41	1,404,874	1.86%	16.35%	to	15.20%
2015	0.00%	to	1.00%	87,462	14.75	to	15.98	1,246,881	1.22%	-3.15%	to	-4.11%
2014	0.00%	to	1.00%	90,319	15.23	to	16.67	1,335,836	1.15%	10.52%	to	9.42%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2018	0.00%	to	1.00%	1,357,608	20.36	to	18.30	26,132,731	0.00%	-6.85%	to	-7.78%
2017	0.00%	to	1.00%	1,519,236	21.86	to	19.85	31,552,027	0.00%	27.74%	to	26.47%
2016	0.00%	to	1.00%	1,640,505	17.11	to	15.69	26,796,168	0.00%	6.47%	to	5.41%
2015	0.00%	to	1.00%	1,797,627	16.07	to	14.89	27,722,591	0.00%	-0.18%	to	-1.18%
2014	0.00%	to	1.00%	1,938,492	16.10	to	15.06	30,094,977	0.00%	4.04%	to	3.00%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2018	0.00%	to	1.00%	918,465	21.49	to	19.31	18,650,525	1.05%	-13.15%	to	-14.02%
2017	0.00%	to	1.00%	1,021,315	24.74	to	22.46	23,998,311	1.10%	13.84%	to	12.71%
2016	0.00%	to	1.00%	1,131,548	21.73	to	19.93	23,469,232	1.39%	17.59%	to	16.43%
2015	0.00%	to	1.00%	1,226,871	18.48	to	17.12	21,751,539	1.18%	-2.89%	to	-3.85%
2014	0.00%	to	1.00%	1,308,006	19.03	to	17.80	24,001,681	1.35%	17.02%	to	15.86%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2018	0.00%	to	1.00%	112,229	16.19	to	13.45	1,675,091	0.00%	-7.94%	to	-8.86%
2017	0.00%	to	1.00%	120,593	17.58	to	14.75	1,954,581	0.00%	24.92%	to	23.69%
2016	0.00%	to	1.00%	100,290	14.07	to	11.93	1,310,408	0.00%	8.30%	to	7.23%
2015	0.00%	to	1.00%	125,888	12.99	to	11.12	1,521,010	0.00%	0.76%	to	-0.25%
2014	0.00%	to	1.00%	117,263	12.90	to	11.15	1,408,111	0.00%	2.81%	to	1.79%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2018	0.00%	to	1.00%	86,370	47.25	to	31.20	3,637,893	0.69%	-16.95%	to	-17.78%
2017	0.00%	to	1.00%	99,474	56.90	to	37.95	5,113,152	0.50%	9.06%	to	7.98%
2016	0.00%	to	1.00%	109,672	52.17	to	35.15	5,176,534	0.63%	25.93%	to	24.68%
2015	0.00%	to	1.00%	132,480	41.43	to	28.19	5,020,735	0.70%	-6.02%	to	-6.96%
2014	0.00%	to	1.00%	139,264	44.08	to	30.30	5,624,222	0.52%	7.02%	to	5.96%
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2018	0.00%	to	100.00%	199,293	63.05	to	26.36	13,906,347	0.01%	-12.63%	to	-13.77%
2017	0.00%	to	1.00%	214,361	72.17	to	30.49	17,201,685	0.00%	13.49%	to	12.36%
2016	0.00%	to	1.00%	234,265	63.59	to	27.14	16,590,872	0.32%	22.83%	to	21.61%
2015	0.00%	to	1.00%	259,198	51.77	to	22.31	14,987,603	0.36%	-1.63%	to	-2.61%
2014	0.00%	to	1.00%	295,850	52.63	to	22.91	17,405,208	0.16%	0.82%	to	-0.19%
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
2018	0.00%	to	1.00%	55,085	23.80	to	19.35	1,169,513	2.79%	-2.34%	to	-3.32%
2017	0.00%	to	1.00%	55,882	24.37	to	20.01	1,223,470	4.69%	6.33%	to	5.28%
2016	0.00%	to	1.00%	61,373	22.92	to	19.01	1,266,470	3.44%	8.65%	to	7.57%
2015	0.00%	to	1.00%	54,232	21.09	to	17.67	1,044,414	1.94%	-2.89%	to	-3.86%
2014	0.00%	to	1.00%	58,597	21.72	to	18.38	1,168,785	3.15%	3.88%	to	2.85%
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
2018	0.00%	to	0.80%	10,453	12.04	to	11.05	118,793	2.01%	0.82%	to	0.01%
2017	0.00%	to	0.80%	12,529	11.94	to	11.05	142,083	0.97%	1.58%	to	0.77%
2016	0.00%	to	0.80%	47,202	11.75	to	10.97	530,814	1.62%	2.49%	to	1.68%
2015	0.00%	to	0.80%	49,153	11.47	to	10.79	541,895	1.45%	-0.34%	to	-1.14%
2014	0.00%	to	0.80%	51,526	11.51	to	10.91	573,245	0.95%	0.49%	to	-0.31%
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
2018	0.00%	to	1.00%	1,933,534	33.57	to	30.48	61,814,614	0.77%	-1.27%	to	-2.26%
2017	0.00%	to	1.00%	2,100,265	34.00	to	31.18	68,357,815	0.48%	27.31%	to	26.05%
2016	0.00%	to	1.00%	2,278,396	26.71	to	24.74	58,514,918	0.78%	3.63%	to	2.60%
2015	0.00%	to	1.00%	2,025,618	25.77	to	24.11	50,524,523	0.62%	5.09%	to	4.05%
2014	0.00%	to	1.00%	2,236,695	24.52	to	23.17	53,332,403	0.71%	8.80%	to	7.72%
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
2018	0.00%	to	0.80%	19,639	16.10	to	14.90	300,675	2.00%	-15.69%	to	-16.36%
2017	0.00%	to	0.80%	9,211	19.09	to	17.81	167,725	1.94%	22.72%	to	21.74%
2016	0.00%	to	0.80%	12,087	15.56	to	14.63	180,281	2.15%	1.12%	to	0.31%
2015	0.00%	to	0.80%	11,997	15.39	to	14.59	177,741	2.04%	-3.90%	to	-4.67%
2014	0.00%	to	0.80%	11,222	16.01	to	15.30	174,171	3.71%	-8.15%	to	-8.88%
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
2018	0.00%	to	0.80%	21,230	34.17	to	30.14	668,572	1.75%	-7.26%	to	-8.00%
2017	0.00%	to	0.80%	23,350	36.84	to	32.76	797,191	3.06%	18.00%	to	17.06%
2016	0.00%	to	0.80%	24,904	31.22	to	27.99	724,027	2.66%	17.89%	to	16.95%
2015	0.00%	to	0.80%	32,104	26.48	to	23.93	796,114	1.53%	-6.30%	to	-7.05%
2014	0.00%	to	0.80%	31,499	28.27	to	25.75	837,977	1.72%	9.17%	to	8.30%
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
2018	0.00%	to	1.00%	410,004	16.37	to	14.72	6,371,855	1.84%	-3.92%	to	-4.88%
2017	0.00%	to	1.00%	457,730	17.04	to	15.47	7,443,201	2.12%	6.50%	to	5.44%
2016	0.00%	to	1.00%	554,264	16.00	to	14.67	8,464,819	1.99%	7.35%	to	6.28%
2015	0.00%	to	1.00%	624,463	14.91	to	13.81	8,931,249	2.62%	-5.36%	to	-6.30%
2014	0.00%	to	1.00%	716,177	15.75	to	14.73	10,879,790	3.09%	28.88%	to	27.60%
NW VIT - NVIT DFA CAF: Class P (NVLCAP)
2018			0.50%	12,365			13.19	163,134	2.12%			-10.51%
2017	0.50%	to	0.80%	9,953	14.74	to	14.54	146,561	1.90%	17.39%	to	17.04%
2016	0.50%	to	0.80%	8,185	12.56	to	12.42	102,664	3.28%	10.99%	to	10.65%
2015			0.50%	100			11.32	1,132	1.18%			-3.49%
2014			0.50%	627			11.72	7,351	1.84%			2.82%
NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)
2018	0.50%	to	0.80%	18,776	12.58	to	12.37	236,167	1.65%	-8.19%	to	-8.46%
2017			0.50%	9,568			13.7	131,104	3.86%			13.43%
2016			0.50%	898			12.08	10,847	1.48%			8.42%
2015			0.50%	878			11.14	9,782	1.90%			-2.19%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
2018	0.50%	to	0.80%	15,324	15.00	to	14.75	229,533	1.20%	-11.79%	to	-12.05%
2017	0.50%	to	0.80%	12,110	17.00	to	16.77	205,545	0.86%	13.61%	to	13.27%
2016	0.50%	to	0.80%	11,412	14.96	to	14.80	170,575	1.34%	20.27%	to	19.91%
2015	0.50%	to	0.80%	9,242	12.44	to	12.34	114,888	1.14%	-5.36%	to	-5.64%
2014	0.50%	to	0.80%	4,685	13.15	to	13.08	61,540	0.64%	4.03%	to	3.72%
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)
2018	0.50%	to	0.80%	183,733	17.08	to	16.79	3,135,923	1.74%	-5.10%	to	-5.38%
2017	0.50%	to	0.80%	176,586	18.00	to	17.75	3,175,911	1.83%	20.92%	to	20.56%
2016	0.50%	to	0.80%	189,315	14.88	to	14.72	2,815,915	2.11%	11.11%	to	10.78%
2015	0.50%	to	0.80%	165,957	13.39	to	13.29	2,221,989	1.84%	0.66%	to	0.36%
2014	0.50%	to	0.80%	164,565	13.31	to	13.24	2,189,443	3.30%	12.80%	to	12.46%
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
2018	0.00%	to	1.00%	73,670	18.79	to	12.67	1,524,946	1.56%	1.02%	to	0.01%
2017	0.00%	to	1.00%	86,654	18.60	to	12.67	1,774,339	1.44%	0.89%	to	-0.11%
2016	0.00%	to	1.00%	86,152	18.43	to	12.68	1,779,256	0.94%	1.22%	to	0.21%
2015	0.00%	to	1.00%	138,717	18.21	to	12.66	2,510,683	1.48%	0.18%	to	-0.81%
2014	0.00%	to	1.00%	151,480	18.18	to	12.76	2,776,317	1.68%	0.61%	to	-0.39%
NB AMT - Guardian Portfolio: I Class Shares (AMGP)
2018	0.00%	to	1.00%	3,436	30.49	to	22.29	80,666	0.48%	-7.61%	to	-8.54%
2017	0.00%	to	1.00%	3,583	33.00	to	24.37	92,122	0.33%	25.41%	to	24.17%
2016	0.00%	to	1.00%	3,983	26.32	to	19.63	83,916	0.35%	8.73%	to	7.66%
2015	0.00%	to	1.00%	6,866	24.20	to	18.23	146,287	0.70%	-4.97%	to	-5.91%
2014	0.00%	to	1.00%	7,518	25.47	to	19.38	168,168	0.43%	9.03%	to	7.94%
NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)
2018			0.00%	1,190			16.35	19,458	0.16%			-16.95%
2017			0.00%	1,208			19.69	23,784	0.67%			26.76%
2016			0.00%	1,225			15.53	19,028	0.63%			-1.82%
2015			0.00%	1,304			15.82	20,629	0.97%			1.53%
2014			0.00%	1,255			15.58	19,555	0.35%			-3.27%
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2018	0.00%	to	1.00%	123,627	11.76	to	11.39	1,437,261	0.00%	-6.40%	to	-7.34%
2017	0.00%	to	1.00%	136,015	12.56	to	12.29	1,694,713	0.00%	25.29%	to	24.05%
2016	0.00%	to	1.00%	153,458	10.02	to	9.91	1,530,812	0.00%	4.40%	to	3.36%
2015	0.00%	to	1.00%	180,813	9.60	to	9.59	1,734,951	0.00%	-3.97%	to	-4.12%	****
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2018	0.50%	to	0.80%	2,399	39.14	to	37.35	93,237	0.00%	-7.03%	to	-7.31%
2017	0.50%	to	0.80%	2,541	42.10	to	40.29	105,622	0.00%	23.94%	to	23.57%
2016	0.50%	to	0.80%	4,197	33.97	to	32.60	141,466	0.00%	3.64%	to	3.33%
2015	0.50%	to	0.80%	6,188	32.77	to	31.55	201,732	0.00%	0.49%	to	0.19%
2014			0.00%	530			34.57	18,324	0.00%			7.31%
NB AMT - Large Cap Value Portfolio: Class I (AMTP)
2018	0.00%	to	1.00%	77,338	46.97	to	23.19	2,982,622	1.21%	-1.04%	to	-2.03%
2017	0.00%	to	1.00%	86,533	47.46	to	23.67	3,363,800	0.61%	13.36%	to	12.24%
2016	0.00%	to	1.00%	80,984	41.87	to	21.09	2,862,164	0.77%	27.37%	to	26.10%
2015	0.00%	to	1.00%	89,883	32.87	to	16.72	2,568,815	0.78%	-11.80%	to	-12.68%
2014	0.00%	to	1.00%	96,613	37.27	to	19.15	3,108,814	0.75%	9.85%	to	8.76%
NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)
2018			0.00%	620			23.14	14,345	0.22%			-15.48%
2017			0.00%	756			27.37	20,695	0.47%			16.35%
2016			0.00%	893			23.53	21,010	0.24%			15.98%
2015			0.00%	1,061			20.29	21,523	0.37%			-8.52%
2014			0.00%	1,220			22.18	27,054	0.68%			13.56%
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2018	0.00%	to	0.80%	19,949	35.75	to	31.54	659,471	0.48%	-5.73%	to	-6.48%
2017	0.00%	to	0.80%	21,146	37.92	to	33.72	744,844	0.51%	18.43%	to	17.49%
2016	0.00%	to	0.80%	23,543	32.02	to	28.70	703,447	0.70%	9.86%	to	8.99%
2015	0.00%	to	0.80%	25,033	29.14	to	26.33	684,088	0.55%	-0.46%	to	-1.26%
2014	0.00%	to	0.80%	28,648	29.28	to	26.67	791,284	0.37%	10.38%	to	9.50%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)
2018	0.00%	to	1.30%	122,805	29.08	to	37.35	4,653,232	1.98%	-5.32%	to	-6.55%
2017	0.00%	to	1.00%	132,312	30.71	to	15.80	5,283,507	1.97%	9.25%	to	8.17%
2016	0.00%	to	1.00%	145,587	28.11	to	14.60	5,351,911	2.37%	5.26%	to	4.21%
2015	0.00%	to	1.00%	158,605	26.71	to	14.01	5,542,256	2.24%	0.83%	to	-0.17%
2014	0.00%	to	1.00%	183,102	26.49	to	14.04	6,081,490	2.05%	8.20%	to	7.12%
OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)
2018	0.00%	to	1.00%	118,667	19.92	to	13.07	2,824,062	3.36%	-1.02%	to	-2.01%
2017	0.00%	to	1.00%	132,233	20.13	to	13.34	3,124,196	2.42%	4.59%	to	3.55%
2016	0.00%	to	1.00%	146,333	19.24	to	12.88	3,274,735	3.70%	3.27%	to	2.25%
2015	0.00%	to	1.00%	160,710	18.63	to	12.60	3,510,320	4.04%	0.96%	to	-0.04%
2014	0.00%	to	1.00%	168,554	18.46	to	12.60	3,674,120	4.76%	7.27%	to	6.20%
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
2018	0.00%	to	1.00%	264,280	72.93	to	23.26	18,752,400	1.00%	-13.18%	to	-14.05%
2017	0.00%	to	1.00%	290,466	84.00	to	27.07	24,050,959	0.93%	36.66%	to	35.31%
2016	0.00%	to	1.00%	313,241	61.47	to	20.00	19,016,144	1.06%	0.08%	to	-0.91%
2015	0.00%	to	1.00%	360,765	61.42	to	20.19	22,042,019	1.31%	3.94%	to	2.91%
2014	0.00%	to	1.00%	377,993	59.09	to	19.62	22,516,195	1.24%	2.29%	to	1.27%
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)
2018	0.50%	to	0.80%	22,342	9.16	to	9.03	204,562	0.90%	-19.82%	to	-20.06%
2017	0.50%	to	0.80%	18,772	11.43	to	11.30	214,379	1.84%	25.66%	to	25.29%
2016	0.50%	to	0.80%	6,824	9.09	to	9.02	62,019	0.62%	-2.60%	to	-2.90%
2015	0.50%	to	0.80%	3,100	9.34	to	9.29	28,925	1.48%	2.92%	to	2.61%
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
2018	0.00%	to	1.00%	53,848	22.63	to	18.77	1,115,884	1.17%	-7.89%	to	-8.81%
2017	0.00%	to	1.00%	72,191	24.57	to	20.58	1,652,637	1.21%	16.91%	to	15.75%
2016	0.00%	to	1.00%	80,670	21.01	to	17.78	1,580,634	1.01%	11.62%	to	10.51%
2015	0.00%	to	1.00%	71,846	18.83	to	16.09	1,268,544	0.92%	3.33%	to	2.30%
2014	0.00%	to	1.00%	85,850	18.22	to	15.73	1,463,161	0.81%	10.70%	to	9.60%
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
2018	0.00%	to	0.80%	22,444	45.09	to	39.78	934,528	0.30%	-10.32%	to	-11.04%
2017	0.00%	to	0.80%	26,975	50.28	to	44.72	1,269,227	0.77%	14.16%	to	13.25%
2016	0.00%	to	0.80%	36,886	44.05	to	39.49	1,522,817	0.56%	18.05%	to	17.11%
2015	0.00%	to	0.80%	44,586	37.31	to	33.72	1,564,620	0.85%	-5.90%	to	-6.65%
2014	0.00%	to	0.80%	35,640	39.65	to	36.12	1,334,075	0.86%	11.93%	to	11.04%
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)
2018	0.00%	to	1.00%	93,540	13.82	to	10.15	1,138,703	0.00%	-6.08%	to	-7.02%
2017	0.00%	to	1.00%	91,278	14.71	to	10.92	1,186,405	0.03%	28.79%	to	27.51%
2016	0.00%	to	1.00%	97,383	11.43	to	8.56	984,863	0.00%	2.33%	to	1.32%
2015	0.00%	to	1.00%	118,599	11.16	to	8.45	1,169,704	0.00%	6.61%	to	5.55%
2014	0.00%	to	1.00%	114,266	10.47	to	8.01	1,062,172	0.00%	5.78%	to	4.73%
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2018	0.00%	to	0.80%	16,659	11.06	to	10.53	179,465	5.67%	-4.40%	to	-5.16%
2017	0.00%	to	0.80%	23,200	11.57	to	11.10	262,223	2.19%	6.27%	to	5.43%
2016	0.00%	to	0.80%	18,016	10.89	to	10.53	192,234	4.94%	6.53%	to	5.69%
2015	0.00%	to	0.80%	21,107	10.22	to	9.96	212,353	5.75%	-2.26%	to	-3.04%
2014	0.00%	to	0.80%	21,671	10.45	to	10.27	224,373	4.12%	2.84%	to	2.02%
PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)
2018	0.50%	to	0.80%	17,324	11.53	to	11.30	199,752	2.88%	-5.88%	to	-6.17%
2017	0.50%	to	0.80%	41,753	12.25	to	12.05	511,377	4.70%	12.98%	to	12.64%
2016	0.50%	to	0.80%	38,837	10.85	to	10.70	420,886	3.00%	12.37%	to	12.03%
2015	0.50%	to	0.80%	21,824	9.65	to	9.55	210,416	3.46%	-9.44%	to	-9.71%
2014	0.50%	to	0.80%	19,994	10.66	to	10.57	212,881	4.03%	-0.03%	to	-0.33%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO VIT - CommodityReaLReturn(R) SP: Administrative Class (PMVRSA)
2018	0.50%	to	0.80%	3,421	5.45	to	5.37	18,630	2.26%	-14.56%	to	-14.82%
2017	0.50%	to	0.80%	2,541	6.38	to	6.31	16,199	11.17%	1.64%	to	1.34%
2016	0.50%	to	0.80%	2,186	6.27	to	6.22	13,712	1.14%	14.58%	to	14.24%
2015			0.50%	1,195			5.47	6,542	5.56%			-26.08%
2014	0.50%	to	0.80%	599	7.41	to	7.39	4,432	0.22%	-25.94%	to	-26.09%	****
PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)
2018	0.50%	to	0.80%	15,258	12.53	to	12.17	191,070	5.14%	-4.46%	to	-4.75%
2017	0.50%	to	0.80%	17,035	13.11	to	12.77	223,243	1.58%	10.29%	to	9.96%
2016	0.50%	to	0.80%	19,555	11.89	to	11.62	232,260	1.21%	2.49%	to	2.18%
2015	0.50%	to	0.80%	25,040	11.60	to	11.37	290,325	1.52%	-7.55%	to	-7.83%
2014	0.50%	to	0.80%	27,237	12.54	to	12.33	341,480	2.05%	-0.10%	to	-0.40%
PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)
2018	0.00%	to	0.80%	88,451	12.97	to	12.00	1,110,380	1.91%	0.34%	to	-0.47%
2017	0.00%	to	0.80%	98,910	12.93	to	12.06	1,237,958	1.34%	1.35%	to	0.54%
2016	0.00%	to	0.80%	116,237	12.75	to	11.99	1,438,170	1.50%	1.41%	to	0.60%
2015	0.00%	to	0.80%	127,195	12.58	to	11.92	1,557,147	3.42%	0.31%	to	-0.49%
2014	0.00%	to	0.80%	136,114	12.54	to	11.98	1,667,389	1.12%	0.85%	to	0.04%
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)
2018	0.50%	to	0.80%	56,482	11.73	to	11.46	662,153	2.52%	-1.04%	to	-1.34%
2017	0.50%	to	0.80%	60,793	11.85	to	11.62	720,182	2.03%	4.40%	to	4.08%
2016	0.50%	to	0.80%	67,610	11.35	to	11.16	767,133	2.11%	2.17%	to	1.87%
2015	0.50%	to	0.80%	88,806	11.11	to	10.96	986,434	5.07%	-0.07%	to	-0.37%
2014	0.50%	to	0.80%	86,019	11.12	to	11.00	956,030	2.10%	3.75%	to	3.44%
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
2018	0.50%	to	0.80%	3,125	12.52	to	12.27	38,931	0.66%	-4.82%	to	-5.10%
2017	0.50%	to	0.80%	3,190	13.15	to	12.93	41,788	0.80%	12.55%	to	12.21%
2016			0.80%	873			11.52	10,061	0.28%			3.51%
2015			0.80%	904			11.13	10,065	0.06%			-6.57%
2014	0.50%	to	0.80%	1,470	12.01	to	11.92	17,567	0.04%	3.43%	to	3.12%
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
2018	0.50%	to	0.80%	29,273	10.31	to	10.26	301,735	0.51%	-8.95%	to	-9.22%
2017	0.50%	to	0.80%	15,278	11.32	to	11.30	172,984	0.00%	13.25%	to	13.02%	****
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2018	0.50%	to	0.80%	68,268	13.45	to	13.37	918,121	0.00%	1.87%	to	1.56%
2017	0.50%	to	0.80%	43,778	13.21	to	13.16	578,017	0.09%	30.25%	to	29.86%
2016	0.50%	to	0.80%	33,522	10.14	to	10.13	339,833	0.00%	1.38%	to	1.35%	****
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
2018	0.00%	to	0.80%	10,466	21.46	to	18.94	208,620	1.36%	-19.11%	to	-19.76%
2017	0.00%	to	0.80%	11,093	26.54	to	23.60	274,628	2.24%	26.58%	to	25.57%
2016	0.00%	to	0.80%	9,294	20.96	to	18.79	182,336	3.30%	-2.45%	to	-3.23%
2015	0.00%	to	0.80%	11,932	21.49	to	19.42	240,722	1.15%	0.14%	to	-0.66%
2014	0.00%	to	0.80%	13,518	21.46	to	19.55	272,706	0.90%	-6.78%	to	-7.52%
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
2018	0.50%	to	0.80%	5,241	10.14	to	9.97	53,117	0.00%	-5.55%	to	-5.84%
2017	0.50%	to	0.80%	13,139	10.74	to	10.59	141,056	0.00%	3.16%	to	2.85%
2016	0.50%	to	0.80%	4,053	10.41	to	10.30	42,171	0.11%	-0.98%	to	-1.27%
2015	0.50%	to	0.80%	4,795	10.51	to	10.43	50,409	0.48%	1.34%	to	1.04%
2014	0.50%	to	0.80%	672	10.37	to	10.32	6,970	0.00%	4.14%	to	3.83%
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
2018	0.00%	to	0.80%	120,523	39.17	to	36.55	4,519,011	0.00%	0.86%	to	0.05%
2017	0.00%	to	0.80%	132,486	38.83	to	36.53	4,964,050	0.00%	27.31%	to	26.30%
2016	0.00%	to	0.80%	151,368	30.50	to	28.92	4,473,261	0.00%	-10.72%	to	-11.43%
2015	0.00%	to	0.80%	188,201	34.17	to	32.65	6,257,127	0.00%	12.47%	to	11.57%
2014	0.00%	to	0.80%	184,422	30.38	to	29.27	5,479,700	0.00%	31.22%	to	30.18%
T RP Fixed Income Series Inc - T RP Limited Term Bond Portfolio: II (TRLT2)
2018			0.00%	720			13.27	9,553	1.19%			0.92%
2017			0.00%	5,664			13.15	74,462	1.23%			0.81%
2016			0.00%	4,798			13.04	62,568	1.08%			1.12%
2015			0.00%	4,821			12.9	62,169	0.92%			0.06%
2014			0.00%	2,898			12.89	37,350	1.01%			0.39%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)
2018	0.00%	to	1.00%	26,103	23.15	to	17.79	659,253	9.18%	-6.14%	to	-7.08%
2017	0.00%	to	1.00%	42,277	24.66	to	19.15	1,047,647	2.32%	12.24%	to	11.13%
2016	0.00%	to	1.00%	46,834	21.97	to	17.23	1,042,933	0.00%	6.42%	to	5.37%
2015	0.00%	to	1.00%	49,553	20.65	to	16.35	1,042,936	6.78%	-13.09%	to	-13.95%
2014	0.00%	to	1.00%	58,400	23.76	to	19.01	1,403,775	4.92%	2.18%	to	1.17%
VanEck VIPT - EM Fund: Initial Class (VWEM)
2018	0.00%	to	1.00%	97,443	32.65	to	30.61	2,857,721	0.31%	-23.49%	to	-24.25%
2017	0.00%	to	1.00%	121,240	42.68	to	40.41	4,673,218	0.47%	51.03%	to	49.54%
2016	0.00%	to	1.00%	142,846	28.26	to	27.03	3,662,307	0.47%	0.10%	to	-0.89%
2015	0.00%	to	1.00%	156,813	28.23	to	27.27	4,035,452	0.58%	-13.99%	to	-14.85%
2014	0.00%	to	1.00%	194,813	32.82	to	32.02	5,908,083	0.51%	-0.41%	to	-1.41%
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
2018	0.00%	to	1.00%	86,375	22.58	to	20.95	2,439,121	0.00%	-28.28%	to	-29.21%
2017	0.00%	to	1.00%	89,572	31.48	to	29.50	3,551,521	0.00%	-1.70%	to	-2.67%
2016	0.00%	to	1.00%	109,288	32.03	to	30.31	4,362,160	0.38%	43.71%	to	42.28%
2015	0.00%	to	1.00%	112,466	22.28	to	21.31	3,199,985	0.03%	-33.45%	to	-34.11%
2014	0.00%	to	1.00%	132,220	33.48	to	32.33	5,556,662	0.09%	-19.10%	to	-19.91%
Ivy VIP - Asset Strategy: Class II (WRASP)
2018	0.00%	to	0.80%	72,688	17.03	to	15.76	1,178,222	1.70%	-5.44%	to	-6.20%
2017	0.00%	to	0.80%	94,497	18.00	to	16.80	1,627,345	1.49%	18.27%	to	17.33%
2016	0.00%	to	0.80%	121,332	15.22	to	14.32	1,776,643	0.58%	-2.57%	to	-3.34%
2015	0.00%	to	0.80%	141,615	15.62	to	14.81	2,140,775	0.37%	-8.35%	to	-9.08%
2014	0.00%	to	0.80%	164,816	17.05	to	16.29	2,730,998	0.50%	-5.26%	to	-6.02%
Ivy VIP - High Income: Class II (WRHIP)
2018	0.50%	to	0.80%	76,352	13.48	to	13.21	1,028,174	6.65%	-2.61%	to	-2.90%
2017	0.50%	to	0.80%	45,132	13.84	to	13.61	623,617	5.12%	6.15%	to	5.83%
2016	0.50%	to	0.80%	57,879	13.04	to	12.86	753,710	6.45%	15.61%	to	15.26%
2015	0.50%	to	0.80%	53,801	11.28	to	11.15	606,128	8.06%	-6.97%	to	-7.25%
2014	0.50%	to	0.80%	59,739	12.12	to	12.03	723,618	4.18%	1.40%	to	1.09%
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
2018	0.50%	to	0.80%	26,805	17.46	to	17.11	467,039	0.00%	-0.56%	to	-0.86%
2017	0.50%	to	0.80%	23,964	17.56	to	17.26	420,337	0.00%	26.26%	to	25.89%
2016	0.50%	to	0.80%	24,509	13.90	to	13.71	340,508	0.00%	5.59%	to	5.27%
2015	0.50%	to	0.80%	22,753	13.17	to	13.02	299,417	0.00%	-6.25%	to	-6.53%
2014	0.50%	to	0.80%	24,481	14.05	to	13.93	343,668	0.00%	7.33%	to	7.01%
WF VT - VT Discovery Fund: Class 2 (SVDF)
2018	0.00%	to	1.00%	11,734	66.80	to	40.31	540,623	0.00%	-7.06%	to	-7.99%
2017	0.00%	to	1.00%	13,560	71.88	to	43.81	674,086	0.00%	29.13%	to	27.85%
2016	0.00%	to	1.00%	18,245	55.67	to	34.27	686,884	0.00%	7.65%	to	6.58%
2015	0.00%	to	1.00%	20,962	51.71	to	32.15	743,396	0.00%	-1.46%	to	-2.44%
2014	0.00%	to	1.00%	22,700	52.48	to	32.96	819,752	0.00%	0.36%	to	-0.64%
WF VT - VT Opportunity Fund: Class 2 (SVOF)
2018	0.00%	to	1.00%	34,304	68.19	to	25.95	1,123,712	0.18%	-7.15%	to	-8.07%
2017	0.00%	to	1.00%	40,924	73.44	to	28.23	1,414,411	0.65%	20.44%	to	19.24%
2016	0.00%	to	1.00%	45,057	60.97	to	23.67	1,407,034	2.03%	12.23%	to	11.12%
2015	0.00%	to	1.00%	49,909	54.33	to	21.31	1,439,222	0.13%	-3.08%	to	-4.05%
2014	0.00%	to	1.00%	52,232	56.06	to	22.20	1,572,778	0.06%	10.42%	to	9.33%
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2018	0.00%	to	0.80%	15,955	33.88	to	31.35	513,659	0.00%	1.31%	to	0.50%
2017	0.00%	to	0.80%	10,835	33.44	to	31.20	345,820	0.00%	25.86%	to	24.86%
2016	0.00%	to	0.80%	13,108	26.57	to	24.99	334,640	0.00%	7.75%	to	6.89%
2015	0.00%	to	0.80%	17,346	24.66	to	23.38	413,663	0.00%	-2.88%	to	-3.66%
2014	0.00%	to	0.80%	14,713	25.39	to	24.26	362,827	0.00%	-1.88%	to	-2.66%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam VT - Putnam VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	0.00%	to	0.80%	3,854	26.14	to	23.44	93,297	1.79%	15.02%	to	14.10%
2015	0.00%	to	0.80%	4,323	22.73	to	20.54	91,976	2.83%	-7.53%	to	-8.26%
2014	0.00%	to	0.80%	9,900	24.58	to	22.39	229,158	1.13%	10.73%	to	9.85%
Putnam VT - Putnam VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.00%	to	0.80%	23,414	25.36	to	22.91	556,522	1.09%	-6.11%	to	-6.86%
2014	0.00%	to	0.80%	18,772	27.01	to	24.60	477,813	0.80%	9.72%	to	8.85%
MFS(R) VIT - MFS Investors Growth Stock Series: Initial Class (obsolete) (MIGIC)
2014	0.00%	to	0.80%	9,468	26.83	to	24.44	239,960	0.51%	11.45%	to	10.56%
FID VIPs Fund - VIP High Income Portfolio: Initial Class R (obsolete) (FHIPR)
2014	0.00%	to	0.80%	243,155	15.51	to	14.59	3,617,131	5.90%	1.18%	to	0.37%
FID VIPs Fund - VIP Overseas Portfolio: SC R (obsolete) (FOSR)
2014	0.00%	to	0.80%	261,702	16.56	to	15.32	4,132,661	1.25%	-8.18%	to	-8.91%
NW VIT - NVIT Growth Fund: Class I (obsolete) (CAF)
2015	0.00%	to	1.00%	415,809	25.81	to	10.61	13,602,712	0.35%	4.67%	to	3.63%
2014	0.00%	to	1.00%	455,264	24.66	to	10.23	14,270,705	0.35%	11.33%	to	10.22%
AC VP Inc - AC VP Intnl Fund: Class III (obsolete) (ACVI3)
2014			0.00%	9,678			17.76	171,887	1.62%			-5.51%
NB AMT - Balanced Portfolio: I Class Shares (obsolete) (AMBP)
2014	0.50%	to	0.80%	1,940	16.70	to	35.32	38,334	0.00%	3.66%	to	3.35%
NB AMT - Growth Portfolio: I Class Shares (obsolete) (AMTG)
2014	0.00%	to	1.00%	111,026	34.82	to	11.05	1,914,576	0.00%	6.89%	to	5.83%
NB AMT - Small Cap Growth Portfolio: S Class Shares (obsolete) (AMFAS)
2014	0.00%	to	0.80%	9,562	22.17	to	20.19	199,687	0.00%	3.47%	to	2.65%

2018	Contract Owners’ Equity:								$559,469,800
2017	Contract Owners’ Equity:								$648,235,195
2016	Contract Owners’ Equity:								$586,988,224
2015	Contract Owners’ Equity:								$600,557,383
2014	Contract Owners’ Equity:								$659,613,121
*

This represents the range of annual policy expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****

Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

The Board of Directors

Nationwide Life and Annuity Insurance Company:

We have audited the accompanying financial statements of Nationwide Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2018, and the related notes to the statutory financial statements (“financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the years in the three year period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flow for each of the years in the three year period ended December 31, 2018, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts, is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S-X to comply with the filing instructions for the Securities and Exchange Commission’s Form N-6. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

April 9, 2019

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2018 Statutory Financial Statements and Supplemental Schedules

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2018	2017
Admitted assets
Invested assets
Bonds	$17,837,143	$13,184,534
Stocks	8,505	6,757
Mortgage loans, net of allowance	4,523,323	3,402,070
Policy loans	103,546	84,568
Derivative assets	473,323	803,455
Cash, cash equivalents and short-term investments	685,683	943,406
Securities lending collateral assets	94,468	92,694
Other invested assets	346,058	210,808

Total invested assets	$24,072,049	$18,728,292
Accrued investment income	190,621	146,148
Current federal income tax recoverable	54,737	—
Other assets	84,026	81,012
Separate account assets	1,527,794	1,652,825

Total admitted assets	$25,929,227	$20,608,277

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$20,838,507	$15,678,680
Policyholders dividend accumulation	158	139
Short-term debt	385,895	—
Asset valuation reserve	149,945	102,882
Other policyholder funds	1,276	1,517
Funds held under coinsurance	992,502	951,259
Current federal income taxes payable	—	47,627
Securities Lending Payable	94,300	92,603
Other liabilities	602,295	872,243
Accrued transfers from separate accounts	(131,156)	(131,068)
Separate account liabilities	1,527,794	1,652,825

Total liabilities	$24,461,516	$19,268,707

Capital and surplus
Capital shares ($40 par value; authorized, issued and outstanding - 66,000 shares)	$2,640	$2,640
Additional paid-in capital	2,630,625	2,065,625
Unassigned deficit	(1,165,554)	(728,695)

Total capital and surplus	$1,467,711	$1,339,570

Total liabilities, capital and surplus	$25,929,227	$20,608,277

See accompanying notes to statutory financial statements.

3

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2018	2017	2016
Revenues
Premiums and annuity considerations	$6,338,911	$5,656,427	$3,565,161
Net investment income	782,705	582,676	439,481
Amortization of interest maintenance reserve	(4,128)	(3,204)	(1,221)
Commissions and expense allowances on reinsurance ceded	44,986	45,421	44,313
Reserve adjustment on reinsurance ceded	(345,233)	(545,998)	(232,194)
Other revenues	176,779	159,002	146,046

Total revenues	$6,994,020	$5,894,324	$3,961,586

Benefits and expenses
Benefits to policyholders and beneficiaries	$683,036	$404,663	$290,402
Increase in reserves for future policy benefits and claims	5,136,738	4,843,748	3,046,064
Net transfers to separate accounts	56,281	71,602	74,685
Commissions	688,643	627,187	494,703
Dividends to policyholders	720	759	735
Other expenses	363,229	331,334	294,020

Total benefits and expenses	$6,928,647	$6,279,293	$4,200,609

Income (loss) before federal income tax (benefit) expense and net realized capital gains on investments	$65,373	$(384,969)	$(239,023)
Federal income tax (benefit) expense	(72,315)	37,877	(8,584)

Income (loss) before net realized capital gains on investments	$137,688	$(422,846)	$(230,439)
Net realized capital gains on investments, net of federal income tax expense (benefit) of $2,669, $3,160 and $(4,176) in 2018, 2017 and 2016, respectively, and excluding $(1,116), $(3,363) and $(10,457) of net realized capital losses transferred to the interest maintenance reserve in 2018, 2017 and 2016, respectively	92,317	146,583	3,796

Net income (loss)	$230,005	$(276,263)	$(226,643)

See accompanying notes to statutory financial statements.

4

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2015	$2,640	$1,275,625	$(543,218)	$735,047
Capital contribution from Nationwide Life Insurance Company	—	390,000	—	390,000
Net loss	—	—	(226,643)	(226,643)
Change in asset valuation reserve	—	—	(17,068)	(17,068)
Change in deferred income taxes	—	—	(33,748)	(33,748)
Change in nonadmitted assets	—	—	61,478	61,478
Change in liability for reinsurance in unauthorized companies			(241)	(241)
Change in net unrealized capital gains and losses, net of tax expense of $50,645	—	—	94,056	94,056
Correction of errors (Note 2)	—	—	(21,080)	(21,080)
Aggregate write-ins for losses in surplus	—	—	(13,553)	(13,553)

Balance as of December 31, 2016	$2,640	$1,665,625	$(700,017)	$968,248
Capital contribution from Nationwide Life Insurance Company	—	400,000	—	400,000
Net loss	—	—	(276,263)	(276,263)
Change in asset valuation reserve	—	—	(27,203)	(27,203)
Change in deferred income taxes	—	—	50,290	50,290
Change in nonadmitted assets	—	—	(19,635)	(19,635)
Change in liability for reinsurance in unauthorized companies	—	—	241	241
Change in net unrealized capital gains and losses, net of tax expense of $50,290	—	—	260,316	260,316
Aggregate write-ins for losses in surplus	—	—	(16,424)	(16,424)

Balance as of December 31, 2017	$2,640	$2,065,625	$(728,695)	$1,339,570
Capital contribution from Nationwide Life Insurance Company	—	565,000	—	565,000
Net income	—	—	230,005	230,005
Change in asset valuation reserve	—	—	(47,063)	(47,063)
Change in deferred income taxes	—	—	(121,296)	(121,296)
Change in nonadmitted assets	—	—	(24,894)	(24,894)
Change in liability for reinsurance in unauthorized companies	—	—	—	—
Change in net unrealized capital gains and losses, net of tax benefit of $(121,296)	—	—	(454,481)	(454,481)
Aggregate write-ins for losses in surplus	—	—	(19,130)	(19,130)

Balance as of December 31, 2018	$2,640	$2,630,625	$(1,165,554)	$1,467,711

See accompanying notes to statutory financial statements.

5

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2018	2017	2016
Cash flows from operating activities
Premiums collected, net of reinsurance	$6,335,357	$5,653,679	$3,564,764
Net investment income	747,901	564,948	422,416
Other revenue	221,766	204,453	190,350
Policy benefits and claims paid	(1,009,436)	(951,220)	(502,145)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,050,435)	(957,090)	(790,198)
Net transfers to separate accounts	(56,368)	(74,047)	(81,818)
Policyholders’ dividends paid	(749)	(780)	(765)
Federal income taxes (paid) recovered	(32,718)	26,894	79,461

Net cash provided by operating activities	$5,155,318	$4,466,837	$2,882,065

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds	$691,111	$721,099	$454,964
Mortgage loans	102,405	62,987	88,864
Other invested assets	18,564	480,385	308,290

Investment proceeds	$812,080	$1,264,471	$852,118

Cost of investments acquired
Bonds	$(5,390,102)	$(4,391,688)	$(2,792,417)
Stocks	(2,526)	(3,213)	—
Mortgage loans	(1,222,136)	(1,137,055)	(1,018,785)
Derivative assets	(118,874)	(54,563)	(78,034)
Other invested assets	(413,810)	(128,374)	(74,213)

Investments acquired	$(7,147,448)	$(5,714,893)	$(3,963,449)

Net increase in policy loans	(18,960)	(20,675)	(11,930)

Net cash used in investing activities	$(6,354,328)	$(4,471,097)	$(3,123,261)

Cash flows from financing activities and miscellaneous sources
Capital contribution from Nationwide Life Insurance Company	$565,000	$400,000	$390,000
Net change in short-term debt	385,895	—	—
Net change in deposits on deposit-type contract funds and other insurance liabilities	606	(372)	7
Other cash (used) provided	(10,214)	141,528	14,052

Net cash provided by financing activities and miscellaneous sources	$941,287	$541,156	$404,059

Net (decrease) increase in cash, cash equivalents and short-term investments	$(257,723)	$536,896	$162,863
Cash, cash equivalents and short-term investments at beginning of year	943,406	406,510	243,647

Cash, cash equivalents and short-term investments at end of year	$685,683	$943,406	$406,510

Supplemental disclosure of non cash activity
Exchange of bond investment to bond investment	$349,219	$107,137	$84,946
Tax credit commitment liabilities	1,079	958	1,280
Capitalized interest on mortgage loans	3,160	1,332	729
Capitalized interest on bonds	—	—	17
Exchange of bond investment to equity investment	—	4,267	—

See accompanying notes to statutory financial statements.

6

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) is an Ohio domiciled stock life insurance company and a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, independent marketing organizations, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate majority parent company, NMIC. NMIC has announced it will transition away from utilizing the exclusive agent model by 2020.

The Company’s wholly owned, admitted subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), is a Vermont domiciled special purpose financial insurance company established for the purpose of assuming certain universal life and term life insurance policies from NLAIC.

The Company’s wholly owned, nonadmitted subsidiary, Nationwide SBL, LLC (“NWSBL”), offers a securities-based lending product. This revolving line of credit allows clients to borrow against their taxable investment portfolio to address their financing needs.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2018 and 2017, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Accounting Changes and Corrections of Errors

During 2016, the Company identified and corrected an error in its cash surrender value calculation for certain indexed universal life and variable universal life insurance policies that include a specific benefit rider option that reduces surrender charges for the first four policy years in exchange for an extended commission chargeback schedule. The Company reported the inception-to-date change through December 31, 2015, an increase in future policy benefits and claims of $16,300 with a related deferred tax benefit of $5,705, as an adjustment to unassigned deficit as it was deemed a correction of an error.

During 2016, the Company identified and changed an intercompany commission expense allocation with its parent company impacting several life insurance and annuity products. The Company reported the change impacting the years 2013 through 2015, an increase in commission expense of $16,131 with a related current tax benefit of $5,646, as an adjustment to unassigned deficit as it was deemed a correction of an error.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

7

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The Company’s subsidiary, Olentangy, was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) at net admitted value which increased the subsidiary’s valuation, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus by $67,000 and $56,000 as of December 31, 2018 and 2017, respectively.

There was no difference in the Company’s net income as a result of this permitted practice. A reconciliation of the Company’s capital and surplus between the National Association of Insurance Commissioners Accounting Practices and Procedures manual (“NAIC SAP”) and this permitted practice is shown below:

(in thousands)	SSAP #	F/S Page	State of Domicile	As of December 31, 2018	As of December 31, 2017
Capital and Surplus
Statutory Capital and Surplus			OH	$1,467,710	$1,339,570
State Permitted Practice:
Subsidiary valuation	20	3	VT	(67,000)	(56,000)

Statutory Capital and Surplus, NAIC SAP				$1,400,710	$1,283,570

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•

Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the National Association of Insurance Commissioners (“NAIC”) and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	policy acquisition costs on successful acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are credited or charged directly to capital and surplus;

•	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory mortality and interest requirements without the consideration of withdrawals.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

8

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•

admitted subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

•	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

•

Changes in deferred federal income taxes, including impact of changes in tax rates due to enactment of the Tax Cuts and Jobs Act of 2017, are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1980 Commissioner’s Standard Ordinary (“CSO”) table at an interest rate of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%.

9

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For an immaterial amount of variable universal life contracts issued in 2017 and 2018, the Company has calculated its reserves under Valuation Manual (“VM”) 20: Requirements for Principle-Based Reserves for Life Products.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). The Company has calculated its reserves for fixed annuity products with indexed crediting options, including those with withdrawal benefits, under Actuarial Guideline XXXIII “Determining CARVM Reserves for Annuity Contracts with Elective Benefits” and Actuarial Guideline XXXV “The Application of the Commissioners Annuity Reserve Method to Equity Indexed Annuities”.

As of December 31, 2018 and 2017, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation, and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

10

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the duration and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investment in subsidiary. The investment in the Company’s wholly owned admitted subsidiary, Olentangy, and the Company’s wholly owned nonadmitted subsidiary, NWSBL, is recorded using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory capital and surplus, adjusted to report investments in surplus notes separately. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. Investments in affiliated companies are included in other invested assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

11

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of investments in partnerships, limited liability companies and joint ventures. These investments are reported using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

12

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

13

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. Effective January 1, 2014, the Company changed its amortization method from the seriatim method to the grouped method on a prospective basis. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. The IMR liability as of December 31, 2013 continues to be amortized over the remaining life of each bond and mortgage loan under the seriatim basis. Under the seriatim basis, an amortization schedule was calculated for each disposed bond or mortgage loan using the capital gain or loss, net of capital gains tax.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Subsequent Events

The Company evaluated subsequent events through April 9, 2019, the date the statutory financial statements were issued.

14

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Effective March 13, 2019, the Company became a member of the Federal Home Loan Bank of Cincinnati (“FHLB”). As part of the arrangement, NLAIC purchased $25,000 of membership stock with the FHLB on March 20, 2019. Through its membership with the FHLB, the Company has entered into agreements to obtain short-term borrowings and cash advances under a funding agreement program.

Under the borrowing agreement with the FHLB, which expires on March 20, 2020, the Company has access to borrow up to $300,000 from the FHLB. Funds obtained from the FHLB under the borrowing agreement will be used in general operations and accounted for as short-term debt under Statements of Statutory Accounting Principles (“SSAP”) No. 15 – Debt and Holding Company Obligations.

NLAIC will share, with NLIC, in NLIC’s existing funding agreement program with the FHLB. NLIC’s Board of Directors has authorized the issuance of funding agreements up to $4,000,000 to the FHLB in exchange for cash advances, which are collateralized by pledged securities. These funds will be used in an investment spread lending strategy, consistent with its other investment spread operations. As such, the Company will apply SSAP No. 52 – Deposit-Type Contracts accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations. During March 2019, the Company issued a $50,000 funding agreement to the FHLB, purchased an additional $1,000 of FHLB capital stock and pledged $64,900 of collateral to the FHLB.

On February 25, 2019, the Company received a capital contribution of $150,000 from NLIC.

15

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(3)	Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$12,865,212	$—	$—	$12,865,212	80.92%
At book value less current surrender charge of 5% or more	1,099,915	—	—	1,099,915	6.92%
At fair value	6,087	—	353,094	359,181	2.26%

Total with market value adjustment or at fair value	$13,971,214	$—	$353,094	$14,324,308	90.10%
At book value without adjustment (minimal or no charge or adjustment)	1,533,036	—	—	1,533,036	9.64%
Not subject to discretionary withdrawal	39,641	—	774	40,415	0.26%

Total, gross	$15,543,891	$—	$353,868	$15,897,759	100.00%
Less: Reinsurance ceded	95,195	—	—	95,195

Total, net	$15,448,696	$—	$353,868	$15,802,564

December 31, 2017
Subject to discretionary withdrawal:
With market value adjustment	$8,734,837	$—	$—	$8,734,837	73.95%
At book value less current surrender charge of 5% or more	744,511	—	—	744,511	6.30%
At fair value	6,225	—	431,014	437,239	3.70%

Total with market value adjustment or at fair value	$9,485,573	$—	$431,014	$9,916,587	83.96%
At book value without adjustment (minimal or no charge or adjustment)	1,854,927	—	—	1,854,927	15.70%
Not subject to discretionary withdrawal	38,963	—	893	39,856	0.34%

Total, gross	$11,379,463	$—	$431,907	$11,811,370	100.00%
Less: Reinsurance ceded	105,847	—	—	105,847

Total, net	$11,273,616	$—	$431,907	$11,705,523

16

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2018	2017
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$15,422,575	$11,247,866
Supplemental contracts with life contingencies, net	8,628	8,864
Deposit-type contracts	17,492	16,886

Subtotal	$15,448,695	$11,273,616
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	353,677	431,678
Other contract deposit funds	192	229

Subtotal	$353,869	$431,907

Total annuity actuarial reserves and deposit fund liabilities, net	$15,802,564	$11,705,523

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2018		December 31, 2017
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$354,111	$—	$432,095	$—
Life insurance	1,173,683	—	1,220,730	—

Total	$1,527,794	$—	$1,652,825	$—

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account as of the dates indicated:

(in thousands)	Total paid toward separate account guarantees	Risk charges paid to general account
2018	$147	$417
2017	$355	$434
2016	$108	$430
2015	$67	$492
2014	$199	$535

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

17

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2018
Premiums, considerations or deposits	$—	$—	$—	$164,744	$164,744

Reserves				164,744
For accounts with assets at:
Fair value	$—	$—	$—	$1,396,705	$1,396,705

Total reserves	$—	$—	$—	$1,396,705	$1,396,705

By withdrawal characteristics:
At fair value	—	—	—	1,395,932	1,395,932

Subtotal	$—	$—	$—	$1,395,932	$1,395,932
Not subject to discretionary withdrawal	—	—	—	773	773

Total reserves[1]	$—	$—	$—	$1,396,705	$1,396,705

1

The total reserves balance does not equal the liabilities related to separate accounts of $1,527,794 in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $131,089, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in thousands)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2017
Premiums, considerations or deposits	$—	$—	$—	$150,298	$150,298

Reserves
For accounts with assets at:
Fair value	$—	$—	$—	$1,521,780	$1,521,780

Total reserves	$—	$—	$—	$1,521,780	$1,521,780

By withdrawal characteristics:
At fair value	—	—	—	1,520,887	1,520,887

Subtotal	$—	$—	$—	$1,520,887	$1,520,887
Not subject to discretionary withdrawal	—	—	—	893	893

Total reserves[1]	$—	$—	$—	$1,521,780	$1,521,780

1

The total reserves balance does not equal the liabilities related to separate accounts of $1,652,825 in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $131,045, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

18

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2018	2017	2016
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$164,744	$150,298	$160,523
Transfers from separate accounts	118,818	85,756	88,185

Net transfers to separate accounts	$45,926	$64,542	$72,338
Reconciling adjustments:
Exchange accounts offsetting in the general account	10,380	6,911	6,473
Other miscellaneous adjustments not included in the general account balance	(25)	149	193
Cash surrender value reserve correction recorded to general account	—	—	(4,319)

Transfers as reported in the statutory statements of operations	$56,281	$71,602	$74,685

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2018
Bonds:
U.S. Government	$7,165	$337	$—	$7,502
States, territories and possessions	121,139	4,713	786	125,066
Political subdivisions	97,023	1,404	970	97,457
Special revenues	1,087,645	47,226	8,462	1,126,409
Industrial and miscellaneous	15,221,232	110,980	520,935	14,811,277
Loan-backed and structured securities	1,302,939	12,959	20,356	1,295,542

Total bonds	$17,837,143	$177,619	$551,509	$17,463,253

Common stocks	8,505	—	—	8,505

Total bonds and stocks	$17,845,648	$177,619	$551,509	$17,471,758

December 31, 2017
Bonds:
U.S. Government	$7,546	$565	$—	$8,111
States, territories and possessions	61,491	8,017	—	69,508
Political subdivisions	79,710	3,463	—	83,173
Special revenues	859,386	72,777	1,672	930,491
Industrial and miscellaneous	11,235,107	481,969	60,101	11,656,975
Loan-backed and structured securities	941,294	19,424	6,911	953,807

Total bonds	$13,184,534	$586,215	$68,684	$13,702,065

Common stocks	6,757	—	—	6,757

Total bonds and stocks	$13,191,291	$586,215	$68,684	$13,708,822

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $5,364 and $5,374 as of December 31, 2018 and 2017, respectively.

19

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2018. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$225,896	$226,542
Due after one year through five years	1,337,763	1,335,642
Due after five years through ten years	8,311,954	8,099,185
Due after ten years	6,658,591	6,506,342

Total bonds excluding loan-backed and structured securities	$16,534,204	$16,167,711
Loan-backed and structured securities	1,302,939	1,295,542

Total bonds	$17,837,143	$17,463,253

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2018
Bonds:
U.S. Government	$118	$—	$—	$—	$118	$—
States, territories and possessions	57,458	786	—	—	57,458	786
Political subdivisions	38,455	970	—	—	38,455	970
Special revenues	292,258	4,780	92,161	3,682	384,419	8,462
Industrial and miscellaneous	8,878,353	377,880	1,928,417	170,713	10,806,770	548,593
Loan-backed and structured securities	621,355	10,630	239,159	9,964	860,514	20,594

Total bonds	$9,887,997	$395,046	$2,259,737	$184,359	$12,147,734	$579,405

Common stocks	103	56	—	—	103	56

Total bonds and stocks	$9,888,100	$395,102	$2,259,737	$184,359	$12,147,837	$579,461

December 31, 2017
Bonds:
Political subdivisions	$—	$—	$—	$—	$—	$—
Special revenues	38,088	454	56,907	1,220	94,995	1,674
Industrial and miscellaneous	1,214,005	17,196	1,031,948	45,320	2,245,953	62,516
Loan-backed and structured securities	235,740	1,152	82,493	5,996	318,233	7,148

Total bonds	$1,487,833	$18,802	$1,171,348	$52,536	$2,659,181	$71,338

Common stocks	126	33	—	—	126	33

Total bonds and stocks	$1,487,959	$18,835	$1,171,348	$52,536	$2,659,307	$71,371

As of December 31, 2018, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2018 and 2017.

20

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in thousands)	2018	2017
Amortized cost:
Loans with non-specific reserves	$4,539,306	$3,415,120
Loans with specific reserves	757	881

Total amortized cost	$4,540,063	$3,416,001

Valuation allowance:
Non-specific reserves	$16,530	$13,721
Specific reserves	210	210

Total valuation allowance	$16,740	$13,931

Mortgage loans, net of allowance	$4,523,323	$3,402,070

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in thousands)	2018	2017	2016
Balance at beginning of year	$13,931	$9,102	$5,155
Current period provision[1]	2,809	4,829	3,947

Balance at end of year	$16,740	$13,931	$9,102

1	Includes specific reserve provisions and all changes in non-specific reserves.

21

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

As of December 31, 2018 and 2017, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in thousands)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2018
Apartment	$1,451,089	$40,537	$1,491,626	$1,469,989	$21,637	$1,491,626
Industrial	922,669	—	922,669	922,669	—	922,669
Office	856,196	—	856,196	852,994	3,202	856,196
Retail	1,103,538	6,485	1,110,023	1,110,023	—	1,110,023
Other	159,549	—	159,549	159,549	—	159,549

Total	$4,493,041	$47,022	$4,540,063	$4,515,224	$24,839	$4,540,063

Weighted average DSC ratio	2.05	1.28	2.04	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	61%	92%	61%

December 31, 2017
Apartment	$1,169,138	$21,973	$1,191,111	$1,169,138	$21,973	$1,191,111
Industrial	620,892	—	620,892	620,892	—	620,892
Office	550,951	—	550,951	550,280	671	550,951
Retail	874,993	—	874,993	874,922	71	874,993
Other	178,054	—	178,054	178,054	—	178,054

Total	$3,394,028	$21,973	$3,416,001	$3,393,286	$22,715	$3,416,001

Weighted average DSC ratio	2.11	0.91	2.10	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	95%	63%

Loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated. Based on underwriting criteria and ongoing assessment of the collateral properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2018 and 2017, the Company has a diversified mortgage loan portfolio with no more than 26% and 24.3% respectively, in a geographic region in the U.S. and no more than 1.5% and 2.1%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2018 and 2017 were 11.0% and 3.3% and 11.5% and 3.1%, respectively. During 2018 and 2017, the Company did not reduce the interest rate on any mortgage loans. As of December 31, 2018 and 2017, the maximum LTV ratio of any one loan at the time of loan origination was 94.0% and 96.1%, respectively. As of December 31, 2018 and 2017, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $127,477 and $102,725 as of December 31, 2018 and 2017, respectively. The Company held $94,300 and $92,603 in cash collateral on securities lending in the general account as of December 31, 2018 and 2017, respectively. The carrying value and fair value of reinvested collateral assets was $94,468 and $92,694 and had a contractual maturity of under 30 days as of December 31, 2018 and 2017. The fair value of bonds acquired with reinvested collateral assets was $96,357 and $94,548 as of December 31, 2018 and 2017, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company had received $36,392 and $12,614 in non-cash collateral at fair value on securities lending as of December 31, 2018 and 2017, respectively.

22

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Structured Notes

The following table summarizes the actual cost, fair value and adjusted carrying value of the Company’s structured notes, and indicates if the security is mortgage referenced, as of the date indicated:

(in thousands)	Actual cost	Fair value	Adjusted carrying value	Mortgage referenced security
December 31, 2018
CUSIP
05567HDC7	$10,000	$10,956	$10,000	No
670877AA7	2,004	2,035	2,001	No

Total	$12,004	$12,991	$12,001

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2018	2017	2016
Bonds	$615,397	$475,864	$364,463
Mortgage loans	162,817	110,028	80,773
Policy loans	4,050	3,195	2,694
Derivative instruments	11,425	6,781	3,712
Other	9,879	2,727	130

Gross investment income	$803,568	$598,595	$451,772
Investment expenses	20,863	15,919	12,291

Net investment income	$782,705	$582,676	$439,481

Investment income due and accrued that was nonadmitted was immaterial as of December 31, 2018 and 2017.

23

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2018	2017	2016
Gross gains on sales	$1,409	$11,639	$6,274
Gross losses on sales	(6,108)	(10,597)	(21,426)

Net realized (losses) gains on sales	$(4,699)	$1,042	$(15,152)
Net realized derivative gains	99,294	147,248	10,434
Other-than-temporary impairments	(725)	(1,910)	(6,119)

Total net realized capital gains (losses)	$93,870	$146,380	$(10,837)
Tax (expense) benefit on net gains (losses)	(2,669)	(3,160)	4,176

Net realized capital gains (losses), net of tax	$91,201	$143,220	$(6,661)
Less: Realized losses transferred to the IMR	(1,116)	(3,363)	(10,457)

Net realized capital gains, net of tax and transfers to the IMR	$92,317	$146,583	$3,796

For the year ended December 31, 2018, the gross realized gains and gross realized losses on sales of bonds were $1,250 and $3,147, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $6,639 and $10,597, respectively. For the year ended December 31, 2016, gross realized gains and gross realized losses on sales of bonds were $6,274 and $21,052, respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2018, 2017 and 2016.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $188,876 and $122,984 as of December 31, 2018 and 2017, respectively. As of December 31, 2018 and 2017, there was $3,940 and $92,515 of outstanding commitments to fund mortgage loans, respectively. As of December 31, 2018 and 2017, there was $196,634 and $87,000 of outstanding commitments to purchase bonds, respectively. As of December 31, 2018 and 2017, there was $4,261 and $6,787 of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure. As of December 31, 2018 and 2017, the Company did not hold any interest rate contracts.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2018 and 2017 the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

24

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in thousands)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2018
Cross currency swaps	$811,930	$31,143	$38,636	$(10,190)	$729
Options	17,405,959	436,843	436,843	—	188
Futures	338,737	—	—	—	—

Total Derivatives[1]	$18,556,626	$467,986	$475,479	$(10,190)	$917

December 31, 2017
Cross currency swaps	$549,602	$(3,651)	$5,626	$(21,593)	$(726)
Options	10,612,905	791,992	791,992	—	502
Futures	602,483	—	—	—	—

Total Derivatives[1]	$11,764,990	$788,341	$797,618	$(21,593)	$(224)

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2018 and 2017.

Of the $475,479 and $797,618 of fair value of total derivative assets at December 31, 2018 and 2017, $8,447 and $4,912, respectively, are subject to master netting agreements. The Company received $455,446 and $783,053 of cash collateral and held an immaterial amount and $23,153, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. In addition, the Company posted initial margin on derivative instruments of $15,534 and $20,748 as of December 31, 2018 and 2017, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized gains (losses) recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in thousands)	2018	2017	2016	2018	2017	2016
Options	$146,401	$64,737	$(15,029)	$(565,905)	$304,451	$147,152
Cross-currency swaps	—	—	—	34,794	(37,139)	23,681
Futures	(47,107)	82,511	25,463	(17,189)	10,361	256

Total	$99,294	$147,248	$10,434	$(548,300)	$277,673	$171,089

25

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(7)	Fair Value Measurements

The following table summarizes assets held at fair value as of December 31, 2018:

(in thousands)	Level 1	Level 2	Level 3	Total
Bonds:
Industrial and miscellaneous	$—	$332	$171	$503
Common stocks	2,735	5,770	—	8,505
Derivative assets	—	—	436,843	436,843
Separate account assets	1,527,794	—	—	1,527,794

Assets at fair value	$1,530,529	$6,102	$437,014	$1,973,645

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2018:

(in thousands)	Common Stocks	Bonds	Derivative assets	Assets at fair value
Balance as of December 31, 2017	$3,400	$178	$791,992	$795,570
Net gains (losses):
In operations	—	—	146,401	146,401
In surplus	—	5	(565,905)	(565,900)
Purchases	—	—	64,355	64,355
Sales	—	(12)	—	(12)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(3,400)	—	—	(3,400)

Balance as of December 31, 2018	$—	$171	$436,843	$437,014

Transfers out of Level 3 during the year ended December 31, 2018 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

The following table summarizes assets held at fair value as of December 31, 2017:

(in thousands)	Level 1	Level 2	Level 3	Total
Bonds:
Industrial and miscellaneous	$—	$434	$178	$612
Common stocks	3,357	—	3,400	6,757
Derivative assets	—	—	791,992	791,992
Separate account assets	1,652,825	—	—	1,652,825

Assets at fair value	$1,656,182	$434	$795,570	$2,452,186

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2017:

(in thousands)	Common Stocks	Bonds	Derivative assets	Assets at fair value
Balance as of December 31, 2016	$—	$1,366	$291,123	$292,489
Net gains (losses):
In operations	—	—	64,737	64,737
In surplus	28	126	304,450	304,604
Purchases	3,372	—	131,682	135,054
Sales	—	(89)	—	(89)
Transfers out of Level 3	—	(1,225)	—	(1,225)

Balance as of December 31, 2017	$3,400	$178	$791,992	$795,570

Transfers out of Level 3 during the year ended December 31, 2017 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

26

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value				Carrying value
(in thousands)	Level 1	Level 2	Level 3	Total fair value
December 31, 2018
Assets
Bonds[1]	$493,839	$16,808,867	$160,044	$17,462,750	$17,836,640
Mortgage loans, net of allowance	—	—	4,400,828	4,400,828	4,523,323
Policy loans	—	—	103,546	103,546	103,546
Derivative assets	—	38,636	—	38,636	36,480
Short-term investments	71,200	423,146	—	494,346	494,346
Securities lending collateral assets	94,468	—	—	94,468	94,468

Total assets	$659,507	$17,270,649	$4,664,418	$22,594,574	$23,088,803

Liabilities
Derivative liabilities	$—	$10,190	$—	$10,190	$5,337
Investment contracts	—	—	16,448,704	16,448,704	15,438,783

Total liabilities	$—	$10,190	$16,448,704	$16,458,894	$15,444,120

December 31, 2017
Assets
Bonds[1]	$431,061	$13,182,125	$88,267	$13,701,453	$13,183,922
Mortgage loans, net of allowance	—	—	3,326,427	3,326,427	3,402,070
Policy loans	—	—	84,568	84,568	84,568
Derivative assets	—	5,626	—	5,626	11,463
Short-term investments	—	936,515	—	936,515	936,515
Securities lending collateral assets	92,694	—	—	92,694	92,694

Total assets	$523,755	$14,124,266	$3,499,262	$18,147,283	$17,711,232

Liabilities
Derivative liabilities	$—	$21,593	$—	$21,593	$15,114
Investment contracts	—	—	12,283,800	12,283,800	11,275,300

Total liabilities	$—	$21,593	$12,283,800	$12,305,393	$11,290,414

1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

27

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(8)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and was effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The IRS and the Company were in the process of finalizing inputs to these valuations, which included further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities were subject to change. The Company recorded $40,000 of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in an immaterial increase in deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2018
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$298,748	$11,073	$309,821
Statutory valuation allowance adjustment	(111,930)	(9,984)	(121,914)

Adjusted gross deferred tax assets	$186,818	$1,089	$187,907
Less: Deferred tax assets nonadmitted	—	—	—

Net admitted deferred tax assets	$186,818	$1,089	$187,907
Less: Deferred tax liabilities	186,818	1,089	187,907

Net admitted deferred tax assets	$—	$—	$—

	December 31, 2017
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$270,179	$5,667	$275,846
Statutory valuation allowance adjustment	(86,026)	(3,952)	(89,978)

Adjusted gross deferred tax assets	$184,153	$1,715	$185,868
Less: Deferred tax assets nonadmitted	—	—	—

Net admitted deferred tax assets	$184,153	$1,715	$185,868
Less: Deferred tax liabilities	184,153	1,715	185,868

Net admitted deferred tax assets	$—	$—	$—

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2018	2017	Change
Adjusted gross deferred tax assets	$187,907	$185,868	$2,039
Total deferred tax liabilities	(187,907)	(185,868)	(2,039)

Net deferred tax assets	$—	$—	$—
Less: Tax effect of unrealized gains			121,296
Less: Prior period adjustment			—

Change in deferred income tax			$(121,296)

28

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2018
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized[1]	—	—	—
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	186,818	1,089	187,907

Admitted deferred tax assets	$186,818	$1,089	$187,907

	December 31, 2017
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized[1]	—	—	—
Adjusted gross deferred tax assets offset against existing	184,153	1,715	185,868
gross deferred tax liabilities

Admitted deferred tax assets	$184,153	$1,715	$185,868

1	The threshold limitation for adjusted capital and surplus was not applicable as the Company reported a full valuation allowance as of December 31, 2018 and 2017.

As of December 31, 2018 and 2017, the adjusted capital and surplus and the ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was not applicable as the Company reported a full valuation allowance as of December 31, 2018 and 2017.

There was no impact of tax planning strategies for the Company as of December 31, 2018 and 2017.

The Company’s tax planning strategies do not include the use of reinsurance.

There were no temporary differences for which deferred tax liabilities were not recognized.

29

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2018	2017	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$182,098	$167,122	$14,976
Investments	2,681	3,647	(966)
Deferred acquisition costs	107,956	88,246	19,710
Policyholders’ dividends accumulation	210	216	(6)
Fixed assets	—	6,361	(6,361)
Tax credit carry-forward	1,276	1,137	139
Other	4,527	3,450	1,077

Subtotal	$298,748	$270,179	$28,569

Statutory valuation allowance adjustment	111,930	86,026	25,904

Admitted ordinary deferred tax assets	$186,818	$184,153	$2,665

Capital:
Investments	11,073	5,667	5,406

Subtotal	$11,073	$5,667	$5,406

Statutory valuation allowance adjustment	9,984	3,952	6,032

Admitted capital deferred tax assets	$1,089	$1,715	$(626)

Admitted deferred tax assets	$187,907	$185,868	$2,039

Deferred tax liabilities
Ordinary:
Investments	$(7,613)	$(358)	$(7,255)
Deferred and uncollected premium	(11,230)	(10,999)	(231)
Future policy benefits and claims	(34,778)	(47,599)	12,821
Permitted practice trust assets	(133,197)	(124,458)	(8,739)
Other	—	(739)	739

Subtotal	$(186,818)	$(184,153)	$(2,665)

Capital:
Investments	(1,089)	(1,715)	626

Subtotal	$(1,089)	$(1,715)	$626

Deferred tax liabilities	$(187,907)	$(185,868)	$(2,039)

Net deferred tax assets	$—	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on management’s analysis on a standalone company basis, it is not likely the Company will be able to generate sufficient taxable income to realize all deferred tax assets. Therefore, the Company reported a full valuation allowance as of December 31, 2018 and 2017.

30

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2018	2017	2016
Current income tax benefit (expense)	$69,646	$(41,037)	$12,760
Change in deferred income tax (without tax on unrealized gains and losses)	(121,296)	50,290	(33,748)

Total income tax (benefit) expense reported	$(51,650)	$9,253	$(20,988)

Income (loss) before income and capital gains taxes	$160,359	$(235,226)	$(239,403)
Federal statutory tax rate	21%	35%	35%

Expected income tax (benefit) expense at statutory tax rate	$(33,676)	$82,329	$(83,791)
Decrease (increase) in actual tax reported resulting from:
Initial ceding commission and expense allowance	4,018	5,748	(4,743)
Dividends received deduction	292	2,926	(2,163)
Change in tax reserves	(28)	704	1
Deferred tax benefit on nonadmitted assets	5,860	6,816	(2,790)
Tax adjustment for IMR	(624)	83	(3,233)
Tax credits	445	236	(950)
Change in valuation allowance	(31,936)	27,764	117,742
Impact of enacted tax law changes[1]	4,375	(116,512)	—
Disregarded entity adjustment	(468)	(630)	634
Other	92	(211)	281

Total income tax (benefit) expense reported	$(51,650)	$9,253	$(20,988)

1

For 2017, this represents the remeasurement of deferred tax assets and liabilities and tax effect on unrealized gains and losses as a result of the Act. For 2018, this represents rate change impacts on temporary differences.

The Company does not have federal income tax expense available for recoupment in the event of future net losses as of December 31, 2018 and 2017.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2018:

(in thousands)	Amount	Origination	Expiration
Foreign tax credit	$88	2013	2023
Foreign tax credit	$258	2014	2024
Foreign tax credit	$589	2015	2025
Foreign tax credit	$341	2016	2026

31

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide General Insurance Company
AGMC Reinsurance, Ltd	Nationwide Global Holdings, Inc.
Allied General Agency Company	Nationwide Global Ventures, Inc.
Allied Group, Inc.	Nationwide Indemnity Company
Allied Holdings (Delaware), Inc.	Nationwide Insurance Company of America
Allied Insurance Company of America	Nationwide Insurance Company of Florida
Allied Property and Casualty Insurance Company	Nationwide Investment Services Corporation
Allied Texas Agency, Inc.	Nationwide Life and Annuity Insurance Company
AMCO Insurance Company	Nationwide Life Insurance Company
American Marine Underwriters, Inc.	Nationwide Lloyds
Crestbrook Insurance Company	Nationwide Property and Casualty Ins. Company
Depositors Insurance Company	Nationwide Retirement Solutions, Inc.
DVM Insurance Agency, Inc.	Nationwide Member Solutions Agency, Inc.
Eagle Captive Reinsurance, LLC	Nationwide Trust Company, FSB
Freedom Specialty Insurance Company	NFS Distributors, Inc.
Harleysville Group, Inc.	NWD Asset Management Holdings, Inc.
Harleysville Insurance Company	NWD Investment Management, Inc.
Harleysville Insurance Company of New Jersey	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Insurance Company of New York	Premier Agency, Inc.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Lake States Insurance Company	Riverview International Group, Inc.
Harleysville Preferred Insurance Company	Scottsdale Indemnity Company
Harleysville Worcester Insurance Company	Scottsdale Insurance Company
NBS Insurance Agency, Inc.	Scottsdale Surplus Lines Insurance Company
Jefferson National Financial Corporation	THI Holdings (Delaware), Inc.
Jefferson National Securities Corporation	Titan Auto Insurance of New Mexico, Inc.
JNF Advisors, Inc.	Titan Indemnity Company
Lone Star General Agency, Inc.	Titan Insurance Company
National Casualty Company	Titan Insurance Services, Inc.
Nationwide Advantage Mortgage Company	V.P.I. Services, Inc.
Nationwide Affinity Insurance Company of America	Veterinary Pet Insurance Company
Nationwide Agribusiness Insurance Company	Victoria Automobile Insurance Company
Nationwide Assurance Company	Victoria Fire & Casualty Company
Nationwide Cash Management Company	Victoria National Insurance Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	Victoria Specialty Insurance Company
Nationwide Financial General Agency, Inc.	Western Heritage Insurance Company
Nationwide Financial Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2018 and 2017.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

32

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(9)	Reinsurance

The Company has an intercompany reinsurance agreement with its wholly owned subsidiary, Olentangy, whereby the Company cedes a block of certain universal life and term life insurance policies on an indemnity coinsurance basis with funds withheld and a block of certain term life insurance policies on a yearly renewable term basis. These policies were ceded to a reinsurance pool that includes Olentangy and UHRL, a Bermuda captive (collectively, “Reinsurance Pool”). The Reinsurance Pool members have joint and several liability under the reinsurance agreement until June 30, 2028 when UHRL exits the Reinsurance Pool and Olentangy becomes solely liable. The Company has recorded an aggregate write-in for gains and losses in surplus, which is being amortized into operations in future periods as earnings emerge from the business reinsured.

Amounts ceded to Olentangy under the reinsurance agreement during 2018, 2017 and 2016 included premiums of $91,373, $103,468 and $111,489, respectively, benefits and claims of $78,684, $58,514 and $56,910, respectively, and net investment earnings on funds withheld assets of $47,028, $46,426 and $38,448, respectively. In order for the Company to record a reinsurance reserve credit of $1,638,173 as of December 31, 2018 for the ceded block, the Company is holding assets in funds withheld for the benefit of the Reinsurance Pool with a book adjusted carrying value and fair value of $992,502 and $979,492, respectively. As of December 31, 2017, the book adjusted carrying value and fair value of the funds withheld assets was $951,259 and $1,031,641, respectively. The Reinsurance Pool has also established a trust account for the benefit of the Company which had a fair value of $635,632 and $616,092 as of December 31, 2018 and 2017, respectively. To maintain the full reserve credit as of December 31, 2018, the Company placed additional assets in the funds withheld for the benefit of the Reinsurance Pool, increasing the fair value of funds withheld assets to $1,021,397 as of January 31, 2019.

The Company has an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, NLIC bears the investment risk associated with changes in interest rates. Risk of asset default is retained by the Company, and NLIC pays a fee to the Company for the Company’s retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder.

Amounts ceded to NLIC are included in the Company’s statutory statement of operations for 2018, 2017 and 2016 and include considerations of $13,993, $23,825 and $42,697, respectively, net investment income of $57,715, $84,236 and $91,517, respectively, and benefits, change in reserves and other expenses of $358,041, $565,714 and $249,527, respectively. The reserve adjustment for 2018, 2017 and 2016 of $(351,619), $(553,140) and $(240,219), respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Amounts recoverable as of December 31, 2018 and 2017 related to this contract were $5,465 and $2,009, respectively. Policy reserves ceded under this agreement totaled $1,420,693 and $1,717,446 as of December 31, 2018 and 2017, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are ceded on a modified coinsurance basis. Total policy reserves under this treaty were $40,369 and $41,304 as of December 31, 2018 and 2017, respectively. Total premiums ceded under this treaty were $8,464, $8,825 and $8,481 during 2018, 2017 and 2016, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Policy reserves ceded under this agreement totaled $156,705 and $154,902 as of December 31, 2018 and 2017, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2018 and 2017 were $451,804 and $454,048, respectively. The three largest contracts are with Security Life of Denver Insurance Company (“SLD”), Reinsurance Group of America, Incorporated (“RGA”), and Scottish Re Group Limited (“SRG”), in Rehabilitation, as of December 31, 2018 and 2017. Total reserve credits taken on these contracts as of December 31, 2018 and 2017 were $174,526 and $170,553, respectively, from SLD, $148,507 and $144,261, respectively, from RGA, and $70,621 and $80,376, respectively, from SRG, in Rehabilitation. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SRG, in Rehabilitation, has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

33

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(10)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, employees of the company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2018, 2017 and 2016, the Company was allocated costs from NMIC and NSC totaling $142,343, $117,174 and $77,801, respectively.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2018, 2017 and 2016, the Company made payments to NMIC of $6,128, $5,909 and $4,981, respectively.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by NLIC. Total SPDA contracts affected by this guarantee in force as of December 31, 2018 and 2017 were approximately $10,034 and $10,929, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2018, 2017 and 2016, customer allocations to NFG funds totaled $906,119, $935,442 and $802,154, respectively. For the years ended December 31, 2018, 2017 and 2016, NFG paid the Company $2,747, $2,557 and $2,146, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2018 and 2017, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2018 and 2017, the most the Company had outstanding at any given time was $65,000 and $30,000, respectively, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2018, 2017 and 2016 were immaterial.

Amounts on deposit with NCMC for the benefit of the Company were $423,146 and $936,515 as of December 31, 2018 and 2017, respectively.

During 2018, 2017 and 2016, the Company received additional capital contributions of $565,000, $400,000 and $390,000, respectively, from NLIC.

During 2018, the Company made an additional surplus contribution to Olentangy of $11,000.

During 2018, the Company formed NWSBL with a $1,000 contribution. The entire investment in NWSBL was nonadmitted as of December 31, 2018.

On March 1, 2017, the Company provided an unsecured promissory note in the amount of $119,000 to NLIC, which was repaid in full during the year.

During 2018, Nationwide Trust Company, FSB (formerly Nationwide Bank) (NTC) borrowed $165,000 from the Company at an interest rate of 3.58%. The borrowing agreement indicates a maturity date of 90 days following the effective date of December 28, 2018. As of December 31, 2019, $165,000 was outstanding. During 2019, NTC made payments of principal and interest, and, as of March 28, 2019, the promissory note was repaid in full when the Company and NTC executed a $123,000 replacement unsecured promissory note with an interest rate of 1-month LIBOR plus 0.785% and a maturity date of up to 364 days after the date of the agreement.

34

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

During 2018, the Company borrowed $340,100 from NLIC at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. As of December 31, 2018, $340,100 was outstanding. During 2019, the Company made payments of principal and interest, and, as of March 21, 2019, the promissory notes were repaid in full.

On December 5, 2018, Nationwide Financial Services, Inc. and the Company entered into a promissory note, where the Company borrowed $45,000 from Nationwide Financial Services, Inc. at 3-month LIBOR plus 0.785% maturing March 5, 2019. As of December 31, 2018, $45,000 was outstanding. This note was fully repaid on March 5, 2019.

On December 6, 2018, the Company and NWSBL entered into a promissory note, where NWSBL borrowed $77,500 from the Company at 3-month LIBOR plus 1.25% maturing March 6, 2019. As of December 31, 2018, $71,200 was outstanding. This note was fully repaid on March 6, 2019 when the Company and NWSBL executed a $550,000 replacement unsecured promissory note and revolving line of credit agreement with an interest rate of 3.74% and a maturity date of up to 364 days after the date of the agreement and NWSBL made an initial draw of $71,000.

During 2018, the Company acquired $45,576 of commercial mortgage loans from NTC.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLAIC), LLC (“NW REI (NLAIC)”), a subsidiary of NMIC, at $31,607 and $16,689 as of December 31, 2018 and 2017, respectively. NW REI (NLAIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLAIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLAIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLAIC), if not already recorded in the financial statements of NW REI (NLAIC).

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

35

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

(12)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended 2018, 2017 and 2016, the Company did not pay any dividends to NLIC. The Company’s statutory capital and surplus as of December 31, 2018 was $1,467,711 and statutory net income for 2018 was $230,005. Due to the Company’s unassigned deficit as of December 31, 2018, any dividend paid by the Company in 2019 would require regulatory approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.

36

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Schedule I Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2018 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S government and agencies	$25,565	$28,209	$25,565
Obligations of states and political subdivisions	1,304,238	1,344,410	1,304,238
Public utilities	2,339,064	2,252,374	2,321,807
All other corporate, mortgage-backed and asset-backed securities	14,198,229	13,838,260	14,185,533

Total fixed maturity securities	$17,867,096	$17,463,253	$17,837,143

Equity securities:
Public Utilities	—	—	—
Banks, trust and insurance companies	5,739	5,770	5,770
Industrial, miscellaneous and all other	2,791	2,735	2,735

Total equity securities	$8,530	$8,505	$8,505

Mortgage loans	4,540,063		4,523,323	[1]
Short-term investments	685,683		685,683
Policy loans	103,558		103,546	[2]
Other long-term investments	838,374		838,374	[3]

Total invested assets	$24,043,304		$23,996,574	[4]

1	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
2	Difference from Column B due to $12 of policy loans classified as nonadmitted assets.
3	Includes derivatives, securities lending reinvested collateral assets and other invested assets. Note this amount excludes investment in Olentangy of $75,475.
4

Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in Olentangy of $75,475 is excluded from other long-term investments, as Olentangy is a related party.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

37

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2018, 2017 and 2016 Statutory Financial Statements (in thousands)

Schedule IV Reinsurance

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2018
Life insurance in force	$161,927,613	$(59,982,086)	$1,111	$101,946,638	—
Life insurance premiums[1]	$1,365,425	$(191,845)	$—	$1,173,580	—
2017
Life insurance in force	$147,308,191	$(59,307,071)	$1,111	$88,002,231	—
Life insurance premiums[1]	$1,272,909	$(199,102)	$—	$1,073,807	—
2016
Life insurance in force	$133,095,088	$(58,794,033)	$1,111	$74,302,166	—
Life insurance premiums[1]	$1,156,004	$(201,382)	$6	$954,628	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016 (in thousands)

Column A	Column B	Column C		Column D	Column E
	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts[1]	Deductions[2]	period
2018
Valuation allowances - mortgage loans	$13,931	$2,809	$—	$—	$16,740
Valuation allowances - net deferred tax assets	89,978	—	31,936		121,914
2017
Valuation allowances - mortgage loans	$9,102	$4,829	$—	$—	$13,931
Valuation allowances - net deferred tax assets	117,742	—	(27,764)	—	89,978
2016
Valuation allowances - mortgage loans	$5,155	$3,947	$—	$—	$9,102
Valuation allowances - net deferred tax assets	—	—	117,742	—	117,742

1

Amounts related to net deferred tax assets are recognized through surplus, though in total there is no impact to surplus, as the net admitted deferred tax balance as of December 31, 2018, 2017, and 2016 was $0.

2	Amounts relating to mortgage loans generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

38

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on Form N8B-2 for the NW VLI Separate Account - 2 (033-62795) and hereby incorporated by reference.
b)	Not Applicable
c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the Post-Effective Amendment No. 18 (033-42180) and hereby incorporated by reference.
d)	The form of the contract – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.
e)	The form of the contract application – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.
f)	Depositor's Certificate of Incorporation and By-Laws.
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
g)	Reinsurance Contracts – Filed previously with registration statement (333-31725) and hereby incorporated by reference.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
5)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
6)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
7)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm

8)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
9)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
13)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
14)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
15)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
16)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
17)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
18)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
19)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
20)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
21)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm

22)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
23)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
24)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
25)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
26)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
27)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
28)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
29)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
30)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 – Attached hereto
i)	Not Applicable
j)	Not Applicable
k)	Opinion of Counsel – Filed previously with the registration statement on Form S-6 (033-42180) and hereby incorporated by reference.
l)	Not Applicable
m)	Not Applicable
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Not Applicable
p)	Not Applicable
q)	Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.
99)	Power of Attorney – Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	James R. Fowler
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher

Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer – Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-Marketing-Financial Services	Ramon Jones
Senior Vice President-Enterprise Brand Marketing	Jennifer B. Mackenzie
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Retirement Plan Sales	Eric Stevenson
Director	Stephen S. Rasmussen
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Performance Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable

Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2019.
Nationwide VLI Separate Account-2
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2019.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer and Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact